As filed with the Securities and Exchange Commission on September 21, 2015

1933 Act File No.

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933

☐ Pre-Effective Amendment No.      ☐ Post-Effective Amendment No.

(Check appropriate box or boxes)

Touchstone Variable Series Trust

(Exact Name of Registrant as Specified in Charter)

513-878-4066

(Area Code and Telephone Number)

303 Broadway, Suite 1100, Cincinnati, Ohio 45202

(Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

Jill T. McGruder

303 Broadway, Suite 900

Cincinnati, Ohio 45202

(Name and Address of Agent for Service)

Copies to:

Deborah Bielicke Eades, Esq.

Vedder Price P.C.

222 North LaSalle Street

Chicago, Illinois 60601

(312) 609-7661

Renee M. Hardt, Esq.

Vedder Price P.C.

222 North LaSalle Street

Chicago, Illinois 60601

(312) 609-7616

Approximate Date of Proposed Public Offering:  As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of Securities Being Registered:  Shares of beneficial interest, without par value, of Touchstone Focused Fund, a series of the Registrant, are being registered.  No filing fee is due because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective on October 21, 2015, pursuant to Rule 488 under the Securities Act of 1933.

TOUCHSTONE BARON SMALL CAP GROWTH FUND

TOUCHSTONE THIRD AVENUE VALUE FUND
each, a series of
TOUCHSTONE VARIABLE SERIES TRUST
303 Broadway, Suite 1100
Cincinnati, Ohio 45202
1.800.543.0407

[•], 2015

Dear Investor:

We have important information concerning your investment in the Touchstone Baron Small Cap Growth Fund and/or the Touchstone Third Avenue Value Fund (each, an “Acquired Fund”), each, a series of Touchstone Variable Series Trust (the “Trust”).  As the owner of a variable annuity contract or variable life insurance policy (“Variable Product”), you are invested in one or both of the Acquired Funds through the insurance company that issued your Variable Product.

We wish to inform you that the Board of Trustees of the Trust (the “Board”) has approved the reorganization, subject to shareholder approval, of each Acquired Fund into the Touchstone Focused Fund (the “Focused Fund” and together with the Acquired Funds, the “Funds” and each, a “Fund”), another series of the Trust (each, a “Reorganization” and collectively, the “Reorganizations”).

The Reorganizations are intended to reduce redundancies within the Touchstone product line-up and to provide cost savings to Fund investors as a result of the Focused Fund’s lower advisory fee rate and total expense ratio relative to the advisory fee rate and total expense ratio of each Acquired Fund in addition to other potential efficiencies and economies of scale.

Pursuant to an Agreement and Plan of Reorganization, each Acquired Fund will transfer all of its assets and liabilities to the Focused Fund.  As a result of each Acquired Fund’s Reorganization, the insurance company that issued your Variable Product will receive shares of the Focused Fund that will have a total value equal to the total value of the shares of each Acquired Fund held by the insurance company in connection with your investment in the Variable Product.  Each Acquired Fund will then cease operations and liquidate.  The Reorganizations are expected to be completed on or about December 4, 2015.

The Board of the Trust recommends that you vote FOR the Reorganization proposals.

We have enclosed a Joint Proxy Statement/Prospectus that describes each Acquired Fund’s Reorganization proposal in greater detail, as well as important information about the Focused Fund.  The enclosed Joint Proxy Statement/Prospectus also contains information about the appointment of Russell Implementation Services, Inc. as interim sub-advisor to each Acquired Fund, effective September 1, 2015 for the Third Avenue Fund and September 10, 2015 for the Baron Fund.  Please contact Shareholder Services at 1.800.543.0407 with any questions.

Sincerely,

Jill T. McGruder
President
Touchstone Variable Series Trust

QUESTIONS & ANSWERS

We recommend that you read the enclosed Joint Proxy Statement/Prospectus.  In addition to the detailed information in the Joint Proxy Statement/Prospectus, the following questions and answers provide an overview of key features of the Reorganizations.

Q.                                   Why are we sending you the Joint Proxy Statement/Prospectus?

A.                                    On August 20, 2015, the Board approved the Reorganization of each Acquired Fund into the Focused Fund.  You are receiving the enclosed Joint Proxy Statement/Prospectus in connection with a special shareholder meeting of the Trust with respect to each Acquired Fund.  At the special meeting, shareholders of each Acquired Funds will be asked to vote on the approval of an Agreement and Plan of Reorganization providing for the Reorganization of their Acquired Fund into the Focused Fund.

Q.                                   Why has the Board recommended each Acquired Fund’s Reorganization proposal?

A.                                    The Board approved each Acquired Fund’s Reorganization in order to reduce redundancies within the Touchstone product line-up and to provide cost savings to Fund investors as a result of the Focused Fund’s lower advisory fee rate and total expense ratio relative to the advisory fee rate and total expense ratio of each Acquired Fund in addition to other potential efficiencies and economies of scale.  As described in the Joint Proxy Statement/Prospectus, the Funds have similar investment goals and principal investment strategies.

Q.                                   What will happen to the existing shares?

A.                                    Immediately after the Reorganizations, the insurance company that issued your Variable Product will own shares of the Focused Fund that are equal in total value, as of the close of business on the closing date of each Acquired Fund’s Reorganization, to the shares of the Acquired Fund that the insurance company held as of such time in connection with your investment in the Variable Product (although the number of shares and the net asset value per share may be different).  Therefore, your investment will not lose any value as a result of the Reorganizations of the Acquired Funds.

Q.                                   How do the fees and expenses compare?

A.                                    The Joint Proxy Statement/Prospectus provides a comparison of the fees and expenses of each Acquired Fund to the fees and expenses of the Focused Fund (in each case, for the 12 months ended June 30, 2015).  The advisory fee rate and total expense ratio of the Focused Fund are lower than the advisory fee rate and total expense ratio of each Acquired Fund.  As a result, following the Reorganizations, former investors in each Acquired Fund will experience an immediate reduction in costs.  In addition, Touchstone Advisors, Inc. (“Touchstone Advisors”), the investment advisor to each Fund, has contractually agreed to waive a portion of its fees or reimburse certain expenses as further described in the Joint Proxy Statement/Prospectus.

The section entitled “Summary—Reorganization—How do the Funds’ fees and expenses compare?” of the Joint Proxy Statement/Prospectus compares the fees and expenses of the Funds in detail.

Q.                                   How do the Funds’ investment goals and principal investment strategies compare?

A.                                    The Funds have similar investment goals and principal investment strategies.  Each Fund’s investment goal focuses on capital appreciation, and each Fund invests primarily in equity securities.  However, there are some differences between the principal investment strategies of the Focused Fund and the principal investment strategies of each Acquired Fund.  The section of the Joint Proxy Statement/Prospectus entitled “Summary—Reorganization—How do the Funds’ investment goals and principal investment strategies compare?” describes the investment goal and principal investment strategies of each Fund.

Q.                                   Will I have to pay federal income taxes as a result of my Acquired Fund’s Reorganization?

A.                                    Owners of a Variable Product invested in an Acquired Fund through the insurance company that issued the Variable Product are not expected to recognize any gain or loss for federal income tax purposes on the exchange of shares of an Acquired Fund for shares of the Focused Fund.  Each Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes.  The section entitled “Information About the Reorganizations—Material Federal Income Tax Consequences” of the Joint Proxy Statement/Prospectus provides additional information regarding the federal income tax consequences of the Reorganizations.

Q.                                   Who will manage the Focused Fund after the Reorganizations?

A.                                    Touchstone Advisors serves as the investment advisor to the Focused Fund and each Acquired Fund.  Fort Washington Investment Advisors, Inc. (“Fort Washington”), an affiliate of Touchstone Advisors, serves as the sub-advisor to the Focused Fund, and James Wilhelm serves as the portfolio manager for the Focused Fund.  Touchstone Advisors, Fort Washington and Mr. Wilhelm will continue managing the Focused Fund after the Reorganizations.  For more information please see the section of the Joint Proxy Statement/Prospectus entitled “Summary—Reorganizations—Who will be the Advisor, Sub-Advisor, and Portfolio Manager of my Fund after the Reorganizations?”

Q.                                   Who will pay the costs of the Reorganizations?

A.                                    Touchstone Advisors will pay the costs of the Reorganizations.  However, following the Reorganizations, it is expected that the Focused Fund will sell a significant portion of the securities acquired from the Acquired Funds in the Reorganizations.  It is estimated that these sales will result in transaction costs payable by the Focused Fund of approximately $23,000, based on average commission rates historically paid by the Focused Fund.  For more information, please see the sections of the Joint Proxy Statement/Prospectus entitled “Summary—Reorganizations—Will there be any repositioning costs?” and “Information About the Reorganizations—Material Federal Income Tax Consequences.”

Q.                                   What if I redeem the units of my Variable Product that correspond to Acquired Fund shares before the Reorganizations take place?

A.                                    Please refer to your Variable Product prospectus or other disclosure document provided by the insurance company that issued your Variable Product for information on any federal, state, local or non-U.S. tax consequences of the redemption of Variable Product units.

Q.                                   I am the owner of a Variable Product issued by an insurance company.  I am not a shareholder of either Acquired Fund.  Why am I being asked to vote on proposals for Fund shareholders?

A.                                    You have previously directed your insurance company to invest money in your Variable Product in subaccounts that invest directly in one or both of the Acquired Funds.  You are not the “shareholder”; rather, the insurance company that issued your Variable Product is the shareholder.  However, you have the right to instruct the insurance company on how to vote the Acquired Fund shares that correspond to your investment through the subaccounts in your Variable Product.  It is the insurance company, as the shareholder, that will actually vote the shares corresponding to your investment (likely by executing a proxy card) once it receives instructions from its Variable Product owners.  The enclosed Joint Proxy Statement/Prospectus is being used to solicit voting instructions from you and other owners of Variable Products.  All persons entitled to direct the voting of shares of an Acquired Fund, whether or not they are shareholders, are described as voting for purposes of the Joint Proxy Statement/Prospectus.

Q.                                   What will happen if shareholders of an Acquired Fund do not approve their Fund’s Reorganization or the transaction is otherwise not completed?

A.                                    If the shareholders of an Acquired Fund do not approve their Fund’s Reorganization or the other closing conditions applicable to such Fund are not satisfied, that Acquired Fund’s Reorganization will not be completed and the Board will consider other possible courses of action for that Acquired Fund, including continuing to operate the Fund as a stand-alone fund, merging the Fund into another Touchstone fund or liquidating the Fund.

The Reorganization of each Acquired Fund into the Focused Fund is not contingent upon the other Acquired Fund’s Reorganization.  If shareholders of one Acquired Fund approve their Fund’s Reorganization proposal but shareholders of the other Acquired Fund do not approve their Fund’s Reorganization proposal, the Acquired Fund whose shareholders approved the Reorganization proposal will be reorganized into the Focused Fund and the other Acquired Fund’s Reorganization will not be completed.

Q.                                   When will the Reorganizations occur?

A.                                    The Reorganizations are expected to be completed on or about December 4, 2015.

Q.                                   Who should I contact for more information?

A.                                    You can contact Shareholder Services at 1.800.543.0407 for more information.

TOUCHSTONE BARON SMALL CAP GROWTH FUND

TOUCHSTONE THIRD AVENUE VALUE FUND
each, a series of
TOUCHSTONE VARIABLE SERIES TRUST
303 Broadway, Suite 1100
Cincinnati, Ohio 45202
1.800.543.0407

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
TO BE HELD ON NOVEMBER 20, 2015

To the Shareholders:

Notice is hereby given that a special meeting of shareholders of the Touchstone Baron Small Cap Growth Fund and the Touchstone Third Avenue Value Fund (each, an “Acquired Fund”), each, a series of Touchstone Variable Series Trust (the “Trust”), will be held at the offices of the Trust, 303 Broadway, Suite 1100, Cincinnati, Ohio, 45202 on November 20, 2015 at 11:30 a.m., Eastern time, and any adjournment or postponement thereof (the “Special Meeting”).  At the Special Meeting, shareholders of such Acquired Fund will be asked to consider the following proposal:

To approve an Agreement and Plan of Reorganization between the Acquired Fund and the Touchstone Focused Fund (the “Focused Fund”), each a series of the Trust, providing for (i) the transfer of all of the assets of the Acquired Fund to the Focused Fund in exchange for shares of the Focused Fund and the assumption by the Focused Fund of all of the liabilities of the Acquired Fund; and (ii) the termination of the Acquired Fund subsequent to the distribution of shares of the Focused Fund to the Acquired Fund’s shareholders in complete liquidation of that Fund.

The Board of Trustees of the Trust (the “Board”) has fixed the close of business on September 30, 2015 as the record date for determination of shareholders entitled to notice of and to vote at the Special Meeting.

Please sign and return the enclosed proxy card in the postage paid return envelope or otherwise vote promptly regardless of the number of shares owned.

Shareholders who do not expect to attend the Special Meeting are requested to complete, sign, date and return the enclosed proxy card in the enclosed envelope, which needs no postage if mailed in the United States.  Shareholders may also vote by telephone or via the Internet.  Instructions for the proper execution of the proxy card are set forth immediately following this notice or, with respect to telephone or internet voting, on the proxy card.  It is important that shareholders vote promptly.

Jill T. McGruder
President
Touchstone Variable Series Trust

INSTRUCTIONS FOR SIGNING PROXY CARDS

The following general rules for signing proxy cards may be of assistance to you and avoid the time and expense to the Trust in validating your vote if you fail to sign your proxy card properly.

1.                                      Individual Accounts:  Sign your name exactly as it appears in the registration on the proxy card.

2.                                      Joint Accounts:  Either party may sign, but the name of the party signing should conform exactly to the name shown in the registration on the proxy card.

3.                                      All Other Accounts:  The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of registration.  For example:

Registration	Valid Signature
Corporate Accounts
(1) ABC Corp.	ABC Corp.
(2) ABC Corp	John Doe, Treasurer
(3) ABC Corp. c/o John Doe, Treasurer	John Doe
(4) ABC Corp. Profit Sharing Plan	John Doe, Trustee
Trust Accounts
(1) ABC Trust	Jane B. Doe, Trustee
(2) Jane B. Doe, Trustee u/t/d 12/28/78	Jane B. Doe
Custodial or Estate Accounts
(1) John B. Smith, Cust. f/b/o John B. Smith, Jr. UGMA	John B. Smith
(2) Estate of John B. Smith	John B. Smith, Jr., Executor

Every shareholder’s vote is important!
Please sign, date and return your
proxy card today!

Your proxy vote is important!

IMPORTANT INFORMATION FOR OWNERS OF VARIABLE ANNUITY CONTRACTS AND VARIABLE LIFE INSURANCE POLICES INVESTED IN:

TOUCHSTONE BARON SMALL CAP GROWTH FUND
TOUCHSTONE THIRD AVENUE VALUE FUND
each, a series of
TOUCHSTONE VARIABLE SERIES TRUST

This document contains a Joint Proxy Statement/Prospectus and a voting instruction form.  You can use your voting instruction form to tell your insurance company how to vote on your behalf on important issues relating to your investment in one or more of the Funds named above through your variable annuity contract or variable life insurance policy (“Variable Product”).  If you complete, sign, and return the voting instruction form, your insurance company will vote the shares corresponding to your investment through your Variable Product exactly as you indicate.  If you simply sign and return the voting instruction form, your insurance company will vote the shares corresponding to your Variable Product in favor of each of the proposals.  If you do not return your voting instruction form, your insurance company will vote the shares corresponding to your investment through your Variable Product in the same proportion as shares for which instructions have been received.

We urge you to review the Joint Proxy Statement/Prospectus carefully and fill out your voting instruction form and return it by mail.  You may receive more than one voting instruction form.  If so, please return each one.  Your prompt return of the enclosed voting instruction form may save the necessity and expense of further solicitations.

We want to know how you would like your interests to be represented.  Please take a few minutes to read these materials and return your voting instruction form.

Please contact Shareholder Services at 1.800.543.0407 with any questions.

JOINT PROXY STATEMENT/PROSPECTUS

[•], 2015

TOUCHSTONE FOCUSED FUND

TOUCHSTONE BARON SMALL CAP GROWTH FUND

TOUCHSTONE THIRD AVENUE VALUE FUND
each, a series of
TOUCHSTONE VARIABLE SERIES TRUST
303 Broadway, Suite 1100
Cincinnati, Ohio 45202
1.800.543.0407

This Joint Proxy Statement/Prospectus is being furnished in connection with a special meeting of shareholders of the Touchstone Baron Small Cap Growth Fund (the “Baron Fund”) and the Touchstone Third Avenue Value Fund (the “Third Avenue Fund” and together with the Baron Fund, the “Acquired Funds” and each, an “Acquired Fund”), each, a series of Touchstone Variable Series Trust (the “Trust”).  Shares of each Acquired Fund and the Touchstone Focused Fund (the “Focused Fund” and together with the Acquired Funds, the “Funds” and each, a “Fund”), another series of the Trust, are currently sold only to separate accounts of insurance companies affiliated with the Trust (each, a “Participating Insurance Company”).  Each Participating Insurance Company holds its shares of the Funds as a depositor of its separate account.  The owners (“Contract Owners”) of variable annuity contracts and variable life insurance policies (“Variable Products”) invest in subaccounts of the separate account, each of which invests in an Acquired Fund.  Thus, individual Contract Owners are not the “shareholders” of the Funds.  Rather, the Participating Insurance Companies and their separate accounts are the shareholders.  Each Participating Insurance Company will offer to Contract Owners the opportunity to instruct it as to how it should vote shares in its separate account.  A Participating Insurance Company must vote the shares of an Acquired Fund held in its name as directed by Contract Owners.  In the absence of voting directions on any voting instruction form that is signed and returned, the Participating Insurance Company will vote the interest represented thereby in favor of the proposal described herein.  If a Participating Insurance Company does not receive voting instructions for all of the shares of an Acquired Fund held through the Variable Products, it will vote all of the shares in the separate account with respect to a proposal for, against, or abstaining, in the same proportion as the shares of such Fund for which it has received instructions from Contract Owners (a practice known as “echo voting”).  As a result, a small number of Contract Owners may determine the outcome of the proposal described herein.  This Joint Proxy Statement/Prospectus is used to solicit voting instructions from Contract Owners, as well as to solicit proxies from the Participating Insurance Companies that are the actual shareholders of the Acquired Funds.  All persons entitled to direct the voting of shares, whether or not they are shareholders, are described as voting for purposes of this Joint Proxy Statement/Prospectus.

The Board of Trustees of the Trust (the “Board”) has called a special meeting of shareholders of each Acquired Fund to be held at the offices of the Trust, 303 Broadway, Suite 1100, Cincinnati, Ohio 42502, on November 20, 2015 at 11:30 a.m., Eastern time, and any adjournment or postponement thereof (the “Special Meeting”).  This Joint Proxy Statement/Prospectus and the enclosed proxy are first being sent to Acquired Fund shareholders and Contract Owners on or about [•], 2015.

Shareholders of record of each Acquired Fund as of the close of business on September 30, 2015 (the “Record Date”) are entitled to vote at the Special Meeting and any adjournments or postponements thereof.  At the Special Meeting, shareholders of each Acquired Fund will be asked to consider a proposal to approve an Agreement and Plan of Reorganization (each, a “Plan”) between the Acquired Fund and the Focused Fund providing for (1) the transfer of all of the assets of the Acquired Fund to the Focused Fund in exchange for shares of the Focused Fund and the assumption by the Focused Fund of all of the liabilities of the Acquired Fund; and (2) the termination of the Acquired Fund subsequent to the distribution of shares of the Focused Fund to the Acquired Fund’s shareholders in complete liquidation of that Fund (each, a “Reorganization” and collectively, the “Reorganizations”).

The Board has approved the proposed Reorganization of each Acquired Fund into the Focused Fund.  Upon the exchange of the assets and the liabilities, as set forth in the applicable Plan, of each Acquired Fund for shares of the Focused Fund, the Acquired Fund will completely liquidate and distribute to its shareholders of record the shares of the Focused Fund received in the applicable Reorganization.  Each shareholder of an Acquired Fund will receive shares of the Focused Fund in an amount equal in value as of the close of business on the closing date of such Acquired Fund’s Reorganization, to the value of the shares of such Acquired Fund that the shareholder held as of such time (although the number of shares and the net asset value per share may be different).  Each Reorganization is expected to be completed on or about December 4, 2015.

Each of the Acquired Funds and the Focused Fund is a series of a registered open-end investment company (mutual fund).

This Joint Proxy Statement/Prospectus, which you should read carefully and retain for future reference, concisely presents the information that you should know about the Funds and the Reorganizations.  This document also serves as a prospectus for the Focused Fund in connection with the shares of the Focused Fund to be issued in each Reorganization.

A Statement of Additional Information (“SAI”) dated [•], 2015 relating to this Joint Proxy Statement/Prospectus and the Reorganizations has been filed with the U.S. Securities and Exchange Commission (the “SEC”) and is incorporated by reference into this Joint Proxy Statement/Prospectus.

The Board has determined that the use of this Joint Proxy Statement/Prospectus for the Special Meeting is in the best interests of each Acquired Fund and its shareholders in light of the similar matters being considered and voted upon.

Additional information concerning each Acquired Fund and the Focused Fund is contained in the documents described below, all of which have been filed with the SEC.  Each document is incorporated by reference into this Joint Proxy Statement/Prospectus (meaning that they are legally considered to be part of this Proxy Statement/Prospectus) only insofar as they relate to the Baron Fund, the Third Avenue Fund and the Focused Fund.  No other parts of such documents are incorporated by reference herein.

Information About the Baron Fund, the Third Avenue Fund and the Focused Fund:	How to Obtain this Information:

Prospectuses

1.              Prospectus relating to the Touchstone Baron Small Cap Growth Fund dated April 30, 2015, as supplemented through the date of this Joint Proxy Statement/Prospectus.

2.              Prospectus relating to the Touchstone Third Avenue Value Fund dated April 30, 2015, as supplemented through the date of this Joint Proxy Statement/Prospectus.

3.              Prospectus relating to the Touchstone Focused Fund (formerly the Touchstone Mid Cap Growth Fund) dated April 30, 2015, as supplemented through the date of this Joint Proxy Statement/Prospectus.

Statements of Additional Information

1.              SAI relating to the Touchstone Baron Small Cap Growth Fund dated April 30, 2015, as supplemented through the date of this Joint Proxy Statement/Prospectus.

2.              SAI relating to the Touchstone Third Avenue Value Fund dated April 30, 2015, as supplemented through the date of this Joint Proxy Statement/Prospectus.

Copies are available upon request and without charge if you:

•                  Write to Touchstone Variable Series Trust, P.O. Box 9878, Providence, RI 02940; or

•                  Call 1.800.543.0407 toll-free; or

•                  Download a copy from TouchstoneInvestments.com/literature-center/fund-literature.htm.

Information About the Baron Fund, the Third Avenue Fund and the Focused Fund:	How to Obtain this Information:

3.              SAI relating to the Touchstone Focused Fund (formerly the Touchstone Mid Cap Growth Fund) dated April 30, 2015, as supplemented through the date of this Joint Proxy Statement/Prospectus.

Annual and Semi-Annual Reports

1.              Annual Report relating to the Touchstone Baron Small Cap Growth Fund for the fiscal year ended December 31, 2014.

2.              Annual Report relating to the Touchstone Third Avenue Value Fund for the fiscal year ended December 31, 2014.

3.              Annual Report relating to the Touchstone Focused Fund (formerly the Touchstone Mid Cap Growth Fund) for the fiscal year ended December 31, 2014.

4.              Semi-Annual Report (unaudited) relating to the Touchstone Baron Small Cap Growth Fund for the six months ended June 30, 2015.

5.              Semi-Annual Report (unaudited) relating to the Touchstone Third Avenue Value Fund for the six months ended June 30, 2015.

6.              Semi-Annual Report (unaudited) relating to the Touchstone Focused Fund (formerly the Touchstone Mid Cap Growth Fund) for the six months ended June 30, 2015.

You can also obtain copies of any of the above-referenced documents without charge on the EDGAR database on the SEC’s Internet site at Sec.gov.  Copies are available for a fee by electronic request at the following e-mail address:  publicinfo@sec.gov, or from the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520.

This Joint Proxy Statement/Prospectus concisely sets forth the information investors in each Acquired Fund should know before voting on such Fund’s Reorganization (in effect, investing in shares of the Focused Fund) and constitutes an offering of shares of beneficial interest, no par value, of the Focused Fund.  Please read it carefully and retain it for future reference.

In addition, this document serves as an Information Statement with respect to the appointment of Russell Implementation Services, Inc. (“Russell”) as the interim sub-advisor to each Acquired Fund, effective September 1, 2015 for the Third Avenue Fund and September 10, 2015 for the Baron Fund.

THE SEC HAS NOT DETERMINED THAT THE INFORMATION IN THIS JOINT PROXY STATEMENT/PROSPECTUS IS ACCURATE OR ADEQUATE, NOR HAS IT APPROVED OR DISAPPROVED THESE SECURITIES.  ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIMINAL OFFENSE.

An investment in the Focused Fund:

•                  is not a deposit of, or guaranteed by, any bank

•                  is not insured by the FDIC, the Federal Reserve Board or any other government agency

•                  is not endorsed by any bank or government agency

•                  involves investment risk, including possible loss of your original investment

(continued)

ii

(continued)

iii

SUMMARY

This section summarizes the primary features of the Reorganizations.  It may not contain all of the information that is important to you.  To understand your Acquired Fund’s Reorganization, you should read this entire Joint Proxy Statement/Prospectus and the exhibits.  This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Joint Proxy Statement/Prospectus, the SAI, and the Plans, a form of which is attached to this Joint Proxy Statement/Prospectus as Exhibit A.

Appointment of Interim Sub-Advisor

Prior to the close of business on August 31, 2015, Third Avenue Management LLC (“Third Avenue”) served as sub-advisor to the Third Avenue Fund, and prior to the close of business on September 9, 2015, BAMCO, Inc. (“BAMCO”) served as sub-advisor to the Baron Fund.  At a meeting on August 20, 2015, the Board approved the appointment of Russell to serve as interim sub-advisor to each Acquired Fund from September 1, 2015 (for the Third Avenue Fund) or September 10, 2015 (for the Baron Fund) through the closing date of such Acquired Fund’s Reorganization.  As the Baron Fund’s interim sub-advisor, Russell will manage the Fund to achieve returns similar to the Fund’s current benchmark, the Russell 2000® Growth Index.  As the Third Avenue Fund’s interim sub-advisor, Russell will manage the Fund to achieve returns similar to the Fund’s current benchmark, the Russell 3000® Value Index.

Reorganizations

What are the reasons for the Reorganizations?

The Reorganizations are intended to reduce redundancies within the Touchstone product line-up and to provide cost savings to Fund investors as a result of the Focused Fund’s lower advisory fee rate and total expense ratio relative to the advisory fee rate and total expense ratio of each Acquired Fund in addition to other potential efficiencies and economies of scale.  The Funds have similar investment goals and principal investment strategies.  Each Fund’s investment goal focuses on capital appreciation, and each Fund invests primarily in equity securities.  However, there are some differences between the principal investment strategies of the Focused Fund and the principal investment strategies of each Acquired Fund.

At the August 20, 2015 meeting, the Board, including those Trustees who are not “interested persons,” as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), determined that the Reorganization of each Acquired Fund into the Focused Fund was in the best interests of such Acquired Fund and the Focused Fund and that the interests of existing shareholders of the Funds will not be diluted as a result of the Reorganizations.  The Board approved the Reorganizations and recommended that shareholders of each Acquired Fund approve such Fund’s Reorganization at the Special Meeting.  For more information, please see the section entitled “Information About the Reorganizations—Reasons for the Reorganizations.”

What are the key features of the Reorganizations?

Each Plan sets forth the key features of the applicable Reorganization.  Each Plan provides for the following:

•                  the transfer of all of the assets of the applicable Acquired Fund to the Focused Fund in exchange for shares of the Focused Fund and the assumption by the Focused Fund of all of the liabilities of the Acquired Fund;

•                  the termination of the applicable Acquired Fund subsequent to the distribution of shares of the Focused Fund to the Acquired Fund’s shareholders in complete liquidation of the Acquired Fund; and

•                  the receipt of an opinion of counsel that the Reorganization qualifies as a tax-free reorganization for federal income tax purposes.

Each Reorganization is expected to be completed on or about December 4, 2015.

After each Acquired Fund’s Reorganization, what shares will I own?

As Contract Owners that own units of the subaccounts that invest in each Acquired Fund, you will own units of subaccounts that invest in shares of the Focused Fund.  The new shares an Acquired Fund shareholder receives will have the same total value as the shares of such Acquired Fund held by the shareholder as of the close of business on the closing date of such Acquired Fund’s Reorganization. We anticipate that your insurance company will ensure that the units you receive as a result of the Reorganizations will have the same total value as the unit you held as of the close of business on the closing date before the Reorganizations.

How do the Funds’ investment goals and principal investment strategies compare?

The Funds have similar investment goals and principal investment strategies.  The Focused Fund also has the same fundamental investment limitations as the Third Avenue Fund and, with one exception, the Baron Fund, as set forth in Exhibit B.  However, there are some differences between the principal investment strategies of the Focused Fund and the principal investment strategies of each Acquired Fund.

The investment goal of the Baron Fund and the Third Avenue Fund is to seek long-term capital appreciation.  The investment goal of the Focused Fund is to provide investors with capital appreciation.  The investment goal of each Fund is non-fundamental, which means that it may be changed by vote of the Board without shareholder approval.

The following tables describe the investment goal and principal investment strategies of the Funds.  For each Acquired Fund, the table below describes how such Fund was managed prior to the appointment of Russell as interim sub-advisor effective September 1, 2015 for the Third Avenue Fund and September 10, 2015 for the Baron Fund.  For the Focused Fund, the table below describes how the Fund has been managed since Fort Washington became sub-advisor effective August 31, 2015.

Focused Fund

Investment Goal	The Fund’s investment goal is to provide investors with capital appreciation.

Principal Investment Strategies

Under the focused equity strategy, the Fund will invest, under normal market conditions, at least 80% of its assets in equity securities. Equity securities include common stock and preferred stock. The Fund may invest in companies of any market capitalization in seeking to achieve its investment goal. These securities may be traded over-the-counter or listed on an exchange.

In selecting securities for the Fund, the Fund’s sub-advisor, Fort Washington Investment Advisors, Inc. (“Fort Washington”), will seek to invest in companies that:

•              Are trading below its estimate of the companies’ intrinsic value; and

•              Have a sustainable competitive advantage or a high barrier to entry in place. The barrier(s) to entry can be created through a cost advantage, economies of scale, higher customer loyalty, or a government barrier (e.g., license or subsidy).  Fort Washington believes that the strongest barrier to entry is the combination of economies of scale and high customer loyalty.

The Fund will generally hold 25 to 40 companies with residual cash and equivalents expected to represent less than 10% of the Fund’s net assets. The Fund may, at times, hold fewer securities and a higher percentage of cash and equivalents when, among other reasons, Fort Washington cannot find a sufficient number of securities that meets its purchase requirements.

The Fund may invest up to 35% of its assets in securities of foreign issuers through the use of ordinary shares or depositary receipts such as American

Depositary Receipts (“ADRs”). Non-U.S. issuer or foreign companies (or issuers) are companies that: (i) are organized under the laws of; (ii) maintain their principal place of business in; (iii) have the principal trading market for their securities in; (iv) derive at least 50% of revenues or profits from operation in; or (v) have at least 50% of their assets in, foreign countries. The Fund may also invest in securities of emerging market countries. Emerging market countries are generally countries not included in the MSCI World Index.  The Fund’s investment strategy often involves overweighting the Fund’s position in the industry sectors, which it believes are the most mis-priced by the market.

Fort Washington will generally sell a security if it reaches its estimate of fair value, if a more attractive investment opportunity is available, or if a structural change has taken place and Fort Washington cannot reliably estimate the impact of the change on the business fundamentals.

The Fund is non-diversified and therefore may invest a significant percentage of its assets in the securities of a single company. The Fund may also engage in frequent and active trading as part of its principal investment strategy.

Baron Fund

Investment Goal	The Fund seeks long-term capital appreciation.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of assets in common stocks of small-sized growth companies. A small-sized growth company is defined as a company with a market capitalization, at the time of purchase, up to the largest market cap stock in the Russell 2000® Growth Index ($7.3 billion as of December 31, 2014), or a company with a market capitalization of under $2.5 billion, whichever is larger. The size of the companies in the Russell 2000® Growth Index will change, from time to time, with market conditions. The Fund’s sub-advisor, BAMCO, seeks securities that it believes have significant opportunities for growth, sustainable competitive advantages, strong management, and an attractive valuation. Securities are selected for their capital appreciation potential. Investment income is not a consideration in BAMCO’s stock selection process. The Fund may also focus on specific sectors.

Subject to the Fund’s 80% investment policy, the Fund will add to positions in a company even though its market capitalization has increased through appreciation beyond the limits stated, if, in BAMCO’s opinion, the company is still an attractive investment. BAMCO will sell securities if it believes they no longer offer the potential for strong returns or if it uncovers inaccuracies in its stock selection process. BAMCO will also sell securities to make changes to the Fund’s portfolio structure, concentration or capitalization. BAMCO will not sell positions solely because their market values have increased.

Third Avenue Fund

Investment Goal	The Fund seeks long-term capital appreciation.

Principal Investment Strategies

The Fund seeks to achieve its investment goal mainly by acquiring common stocks of well-financed companies at a discount to what the Fund’s sub-advisor, Third Avenue, believes is their intrinsic value.  Third Avenue considers a well-financed company to be a company that it believes has high quality assets and a conservative level of liabilities.  The Fund invests in companies regardless of market capitalization.

In selecting common stocks for the Fund, Third Avenue generally seeks companies that exhibit the following characteristics: a strong financial position; responsible management and control groups; availability of comprehensive and meaningful financial and related information; and availability of the security at a market price which Third Avenue believes is at a substantial discount to what the issuer is worth as a private company or as a takeover or merger and acquisition candidate.

The Fund may invest in both domestic and foreign securities, including depositary receipts. The Fund may invest up to 50% of its total assets in securities of foreign companies and up to 25% of its total assets in emerging market companies. Emerging market countries are generally countries that are not included in the MSCI World Index. Emerging market companies are those issuers that meet one or more of the following criteria:

•              It is organized under the laws of an emerging market country;

•              It maintains its principal place of business in an emerging market country;

•              It derives at least 50% of its revenues or profits from operations within emerging market countries;

•              It has at least 50% of its assets located in emerging market countries; or

•              The principal trading market for its securities is located in an emerging market country.

The Fund is non-diversified and may invest a significant percentage of its assets in the securities of a single company.

Are there any important aspects of the Funds’ histories I should consider in reviewing this Joint Proxy Statement/Prospectus?

On August 31, 2015, the Focused Fund replaced its previous sub-advisor with Fort Washington and adopted certain changes to its investment goal, principal investment strategies and subclassification under the 1940 Act from a “diversified” fund to a “non-diversified” fund to allow Fort Washington to manage the Fund’s investment portfolio in accordance with its focused equity strategy.  Also on that date, the Focused Fund changed its name from the Touchstone Mid Cap Growth Fund to the Touchstone Focused Fund.  The performance and accounting history of the Focused Fund described in this Joint Proxy Statement/Prospectus reflect the performance of the Focused Fund’s previous sub-advisor and the management of the Fund’s investment portfolio pursuant to a different investment strategy.

How do the Funds’ fees and expenses compare?

Comparative Fee Tables.  The following tables allow you to compare the fees and expenses that you may pay for buying and holding units of a subaccount available in your Variable Product that invests in shares of each of the Funds.  Please note that shares of each Fund can be purchased only by insurance company separate accounts.  You invested indirectly in one or both of the Acquired Funds through a subaccount available in your Variable Product that invests in the Acquired Funds.  The fees and expenses do not reflect the costs of the Variable Product.  The tables also show pro forma expenses—the costs and expenses that investors in an Acquired Fund will bear as investors in the Focused Fund.  Pro forma expense levels shown should not be considered an actual representation of future expenses or performance.  Such pro forma expense levels project anticipated levels but actual expenses may be greater or less than those shown.

The fees and expenses for the shares of each Acquired Fund and the Focused Fund set forth in the following tables and in the examples are based on the expenses for the Funds for the 12 months ended June 30, 2015.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)

	Baron Fund	Third Avenue Fund	Focused Fund		Focused Fund Pro Forma After Reorganizations
Management Fees	1.05%	0.80%	0.70	%(1)	0.70%
Other Expenses
Shareholder Service Fees	0.23%	0.22%	0.15%		0.20%
Other Operating Expenses(2)	0.35%	0.37%	0.39%		0.24%
Total Other Expenses	0.58%	0.59%	0.54%		0.44%
Acquired Fund Fees and Expenses (AFFE)	0.00%	0.01%	0.00%		0.00%
Total Annual Fund Operating Expenses	1.63%	1.40%	1.24%		1.14%
Fee Waiver or Expense Reimbursement(3)	(0.32)%	(0.07)%	(0.03)%		0.00	%(4)
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement(3)	1.31%	1.33%	1.21%		1.14%

(1)                       Management Fees have been restated to reflect contractual changes to the Fund’s Investment Advisory Agreement effective August 31, 2015.

(2)                       Other Operating Expenses have been restated to reflect contractual changes to the Fund’s Administration Agreement effective January 1, 2015.

(3)                       Touchstone Advisors, Inc. and Touchstone Variable Series Trust have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transactions and other investment related expenses; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business)  in order to limit annual Fund operating expenses to 1.31% of average monthly net assets for the Baron Fund effective through April 29, 2016, 1.32% of average monthly net assets for the Third Avenue Fund effective through April 29, 2016 and 1.21% of average monthly net assets for the Focused Fund effective through April 29, 2017. This contractual expense limitation can be terminated by a vote of the Board if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the year in which Touchstone Advisors reduced its compensation or assumed expenses for the applicable Fund. No recoupment will occur unless a Fund’s expenses are below the expense limitation amount in effect at the time of the waiver or reimbursement.

(4)                       Expenses shown above do not reflect Touchstone Advisor’s potential recoupment of previously waived or reimbursed expenses of the Fund of $51,554 or 0.07% of average monthly net assets.

Examples.  The examples below are intended to help you compare the cost of investing in an Acquired Fund versus the Focused Fund and the Focused Fund (Pro Forma), assuming the Reorganizations take place.  The examples assume that you invest $10,000 for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods.  The examples also assume that your investment has a 5% return each year and that the operating expenses remain the same.  The examples also assume that all expense limitations remain in effect for a one-year period.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Examples of Fund Expenses

Baron Fund

One Year	Three Years	Five Years	Ten Years
$166	$514	$887	$1,933

Third Avenue Fund

One Year	Three Years	Five Years	Ten Years
$143	$443	$766	$1,680

Focused Fund

One Year	Three Years	Five Years	Ten Years
$123	$390	$678	$1,497

Focused Fund Pro Forma After Reorganizations

One Year	Three Years	Five Years	Ten Years
$116	$362	$628	$1,386

Portfolio Turnover.  Each Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio).  These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Funds’ performance.  During the fiscal year ended December 31, 2014, the portfolio turnover rate for the Baron Fund was 18% of the average value of its portfolio, the portfolio turnover rate for the Third Avenue Fund was 63% of the average value of its portfolio and the portfolio turnover rate for the Focused Fund was 72% of the average value of its portfolio.

How do the Funds’ performance records compare?

The bar charts and performance tables below illustrate some indication of the risks of investing in the Funds by showing changes in each Fund’s performance from year to year as compared to its current benchmark index.  The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Funds are sold.  Inclusion of those fees would reduce total return.  The Funds’ past performance does not necessarily indicate how each will perform in the future.  Updated performance is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407.

Touchstone Baron Small Cap Growth Fund Performance as of December 31

Best Quarter: 2nd Quarter 2009, 20.00%	Worst Quarter: 4th Quarter 2008, (23.24)%

The return of the Baron Fund for the six months ended June 30, 2015 was 3.55%.

Average Annual Total Returns
For the periods ended December 31, 2014

	1 Year	5 Years	10 Years
Baron Fund Return	3.85%	17.88%	10.14%
Russell 2000® Growth Index (reflects no deductions for fees, expenses or taxes)	5.60%	16.80%	8.54%

Touchstone Third Avenue Value Fund Performance as of December 31

Best Quarter: 2nd Quarter 2009, 19.46%	Worst Quarter: 4th Quarter 2008, (29.44)%

The return of the Third Avenue Fund for the six months ended June 30, 2015 was 0.62%.

Average Annual Total Returns
For the periods ended December 31, 2014

	1 Year	5 Years	10 Years
Third Avenue Fund Return	(2.89)%	8.21%	4.82%
Russell 3000® Value Index (reflects no deductions for fees, expenses or taxes)	12.70%	15.34%	7.26%

Touchstone Focused Fund Performance as of December 31

Best Quarter: 3rd Quarter 2009, 19.82%	Worst Quarter: 4th Quarter 2008, (26.70)%

The return of the Focused Fund for the six months ended June 30, 2015 was 4.35%.

Average Annual Total Returns
For the periods ended December 31, 2014

	1 Year	5 Years	10 Years
Focused Fund Return	13.10%	14.55%	9.74%
Russell Midcap® Growth Index (reflects no deductions for fees, expenses or taxes)	11.90%	16.94%	9.43%

Performance of the Focused Fund reflects the performance of the Fund’s previous sub-advisor under the investment goal and investment strategy of the Fund that were in effect prior to August 31, 2015.

Will I be able to purchase, redeem, and exchange shares and receive distributions the same way?

You cannot buy or sell shares of the Funds directly.  You can invest indirectly in the Funds through subaccounts available in your Variable Product that invest in the Acquired Funds.  Please see your Variable Product prospectus for additional investment information.

Who will be the Advisor, Sub-Advisor, and Portfolio Manager of my Fund after the Reorganizations?

Management of the Funds

The overall management of each Fund is the responsibility of, and is supervised by, the Board.

Investment Advisor

Touchstone Advisors, Inc. (“Touchstone Advisors”) is the investment advisor of each Fund.  Pursuant to an Investment Advisory Agreement with the Trust, Touchstone Advisors selects each Fund’s sub-advisor, subject to approval by the Board.  Touchstone Advisors pays the fees to the sub-advisor and monitors its investment program.  Touchstone Advisors is a wholly owned subsidiary of IFS Financial Services, Inc. (a holding company), which is a wholly owned subsidiary of Western-Southern Life Assurance Company.  Western-Southern Life Assurance Company is a wholly owned subsidiary of The Western and Southern Life Insurance Company, which is a wholly owned subsidiary of Western & Southern Financial Group, Inc.  Western & Southern Financial Group, Inc. is a wholly owned subsidiary of Western & Southern Mutual Holding Company (“Western & Southern”).  Touchstone Advisors is also responsible for running all of the operations of the Funds, except those that are subcontracted to the sub-advisors, custodian, transfer agent, sub-administrative agent, or other parties.

Touchstone Advisors has been registered as an investment advisor since 1994.  As of August 31, 2015, Touchstone Advisors had approximately $17.7 billion in assets under management.  Touchstone Advisors is located at 303 Broadway, Suite 1100, Cincinnati, Ohio 45202.

The SEC has granted an exemptive order that permits the Trust or Touchstone Advisors, under certain conditions, to select or change unaffiliated sub-advisors, enter into new sub-advisory agreements or amend existing sub-advisory agreements without first obtaining shareholder approval.  The Funds must still obtain shareholder approval of any sub-advisory agreement with a sub-advisor affiliated with the Trust or Touchstone Advisors other than by reason of serving as a sub-advisor to one or more Funds. Shareholders of a Fund will be notified of a change in its sub-advisor.

Sub-Advisor

Fort Washington, a SEC-registered investment advisor located at 303 Broadway, Suite 1200, Cincinnati, Ohio 45202, is the sub-advisor to the Focused Fund.  Fort Washington is a wholly owned subsidiary of Western & Southern Financial Group, which is an affiliate of Touchstone Advisors.  As a sub-advisor, Fort Washington makes investment decisions for the Focused Fund’s investment portfolio.  Fort Washington also ensures compliance with the Focused Fund’s investment policies and guidelines with respect to those assets for which it is responsible.  As of June 30, 2015, Fort Washington managed approximately $47.3 billion in assets.  Fort Washington has managed the Focused Fund since August 31, 2015.  After the Reorganizations, Fort Washington will continue to serve as the sub-advisor to the Focused Fund.

Portfolio Manager

James Wilhelm, Managing Director and Senior Portfolio Manager, joined Fort Washington in 2002. He has investment experience dating back to 1993. He began as a Senior Equity Analyst in 2002 and was named Portfolio Manager in 2005. He became Assistant Vice President in 2007, Vice President in 2008, and then Managing Director in 2014.  Mr. Wilhelm has served as the portfolio manager to the Focused Fund since August 31, 2015.  After the Reorganizations, Mr. Wilhelm will continue to serve as the portfolio manager to the Focused Fund.  The Trust’s SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Funds.

What will be the primary federal income tax consequences of the Reorganizations?

Each Reorganization is expected to qualify as a tax-free reorganization for federal income tax purposes.  If a Reorganization so qualifies, then generally no gain or loss will be recognized for federal income tax purposes by the Funds or their respective shareholders as a direct result of such Reorganization.  As a condition to the closing of each Reorganization, the Funds involved in such Reorganization will each receive an opinion from the law firm of Vedder Price P.C. that such Reorganization qualifies as a tax-free reorganization within the meaning of section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”).  The opinion, however, is not binding on the Internal Revenue Service (the “IRS”) or any court and thus does not preclude the IRS or a court from taking a contrary position.  Regardless of the tax status of the Reorganizations, the Reorganizations are not expected to be a taxable event for federal income tax purposes for Contract Owners.  See “Information About the Reorganization—Material Federal Income Tax Consequences” for more information on the material federal income tax consequences of the Reorganizations.

Will there be any repositioning costs?

Following the Reorganizations, it is estimated that the Focused Fund will sell approximately 100% and 85% of the securities acquired from the Baron Fund and the Third Avenue Fund, respectively.  The portfolio repositioning related to the Reorganizations would have resulted in realized gains of approximately $15.0 million, or approximately $3.96 per share, if the securities had been sold as of June 30, 2015.  The portfolio repositioning related to the Reorganizations may result in a dividend and/or distribution to the Focused Fund’s shareholders (including former Acquired Fund shareholders who hold shares of the Focused Fund following the Reorganizations).  Such dividend and/or distribution would occur in 2016 following the Reorganizations and is not expected to be taxable for federal income tax purposes to Contract Owners.  In addition, the Focused Fund is expected to incur brokerage commissions of approximately $23,000, based on average commission rates historically paid by the Focused Fund, in connection with the portfolio repositioning.

RISKS

Are the risk factors for the Funds similar?

Yes.  The risk factors are similar because the Funds have similar investment goals and principal investment strategies.  Each Fund’s investment goal focuses on capital appreciation, and each Fund invests primarily in equity securities.  However, because there are some differences between the principal investment strategies of the Focused Fund and the principal investment strategies of each Acquired Fund, there are some differences in the risks.

What are the primary risks of investing in each Fund?

An investment in each Fund is subject to certain risks.  There is no assurance that the investment performance of a Fund will be positive or that a Fund will meet its respective investment goal.  Each Fund’s share price will fluctuate.  You could lose money on your investment in a Fund and a Fund could also return less than other investments.  The following discussion highlights the principal risks associated with an investment in the Funds.

Focused Fund.  An investment in the Focused Fund is subject to the following risks:

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall (or rise with respect to short positions) over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares. Conversely, the risk of price increases with respect to securities sold short will also cause a decline in the value of the Fund’s shares.

•              Large-Cap Risk: The Fund is subject to the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies. Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•              Mid-Cap Risk: The Fund is subject to the risk that medium capitalization stocks may underperform other types of stocks or the equity markets as a whole. Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

•              Preferred Stock Risk: Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed prior to its maturity, which can have a negative impact on the stock’s price when interest rates decline.

•              Small-Cap Risk: The Fund is subject to the risk that small capitalization stocks may underperform other types of stocks or the equity markets as a whole. Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. In addition, small-cap stocks typically are traded in lower volume, and their issuers typically are subject to greater degrees of changes in their earnings and prospects.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers, while such events may not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. These currency movements may happen separately from, or in response to, events that do not otherwise affect the value of the security in the issuer’s home country. There is a risk that foreign securities may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist. There is risk associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors. Over-the-counter securities may also be less liquid than exchange-traded securities. Investments in securities of foreign issuers may be subject to foreign withholding and other taxes.

•              Depositary Receipts Risk: Foreign receipts, which include ADRs and Global Depositary Receipts, are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of depositary receipts include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk. Unsponsored ADRs, which are issued by a depositary bank without the participation or consent of the issuer, involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

•              Emerging Markets Risk: Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Management Risk: In managing the Fund’s portfolio, Touchstone Advisors engages one or more sub-advisors to make investment decisions for a portion of or the entire portfolio. There is a risk that Touchstone Advisors may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors. The value of your investment may decrease if the sub-advisor incorrectly judges the attractiveness, value, or market trends affecting a particular security, issuer, industry, or sector.

Non-Diversification Risk: The Fund is non-diversified, which means that it may invest a greater percentage of its assets than diversified mutual funds in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund’s investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund.

Portfolio Turnover Risk: Frequent and active trading may result in greater expenses to the Fund, which may lower the Fund’s performance and may result in the realization of substantial capital gains, including net short-term capital gains. As a result, high portfolio turnover may reduce the Fund’s returns.

Sector Focus Risk: The Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Fund may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility on the Fund’s net asset value and magnified effect on the total return.

Baron Fund.  An investment in the Baron Fund is subject to equity securities risk, small cap risk, management risk and sector focus risk, each as described above.  In addition, an investment in the Baron Fund is subject to the following risk:

Growth Investing Risk: Growth oriented funds may underperform when value investing is in favor and growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential.

Third Avenue Fund.  An investment in the Third Avenue Fund is subject to equity securities risk, large-cap risk, mid-cap risk, small-cap risk, foreign securities risk, depositary receipts risk, emerging markets risk, management risk and non-diversification risk, each as described above.  In addition, an investment in the Third Avenue Fund is subject to the following risk:

Value Investing Risk: Value investing presents the risk that the holdings or securities may never reach their full market value because the market fails to recognize what the portfolio managers consider the true business value or because the portfolio managers have misjudged those values. In addition, value investing may fall out of favor and underperform growth or other style investing during given periods.

INFORMATION ABOUT THE REORGANIZATIONS

Reasons for the Reorganizations

The Reorganizations are designed to reduce redundancies within the Touchstone product line-up and to provide cost savings to Fund investors as a result of the Focused Fund’s lower advisory fee rate and total expense ratio relative to the advisory fee rate and total expense ratio of each Acquired Fund in addition to other potential efficiencies and economies of scale.  The Funds have similar investment goals and principal investment strategies.  At a meeting held on August 20, 2015, the Board, including the Independent Trustees, determined that the Reorganization of each Acquired Fund into the Focused Fund was in the best interests of such Acquired Fund and the Focused Fund and that the interests of existing shareholders of the Funds will not be diluted as a result of the Reorganizations.  The Board approved the Reorganization of each Acquired Fund into the Focused Fund and recommended that shareholders of each Acquired Fund approve such Fund’s Reorganization at the Special Meeting.

In evaluating the Reorganizations, the Board requested and reviewed, with the assistance of independent legal counsel, materials furnished by Touchstone Advisors, the investment advisor to the Funds.  These materials included information regarding the operations and financial conditions of the Funds and the principal terms and conditions of the Reorganizations, including that each Reorganization is expected to qualify as a tax-free reorganization for federal income tax purposes.  The Board considered the following factors, among others:

•                  the advice and recommendation of Touchstone Advisors, including its opinion that the Reorganizations would be in the best interests of the Funds and that Acquired Fund investors would have the ability to realize immediate cost savings;

•                  the anticipated lower investment advisory and sub-advisory fees, expense ratio and contractual expense limitation of the Focused Fund as compared with those of the Acquired Funds;

•                  the similar investment goals and principal investment strategies of the Funds;

•                  the historical investment performance record of Fort Washington’s focused equity strategy relative to that of its benchmark and each Acquired Fund;

•                  the anticipated benefits to the Funds, including operating efficiencies, that may be achieved from the Reorganizations;

•                  that the expenses of the Reorganizations would not be borne by the Funds’ shareholders;

•                  the terms and conditions of the Reorganizations, including the Focused Fund’s assumption of all of the liabilities of each Acquired Fund;

•                  the anticipated federal income tax-free nature of the Reorganizations; and

•                  alternatives available to investors in the Acquired Funds, including the ability to redeem or exchange their shares.

During their assessment, the Board met with independent legal counsel regarding the legal issues involved.  After consideration of the factors noted above, together with other factors and information considered to be relevant, and recognizing that there can be no assurance that any operating efficiencies or other benefits will in fact be realized, the Board concluded that the Reorganization of each Acquired Fund into the Focused Fund would be in the best interests of such Acquired Fund and the Focused Fund and that the interests of existing shareholders of the Funds would not be diluted as a result of the Reorganizations.

Agreements and Plans of Reorganization

The following summary is qualified in its entirety by reference to the Plans, a form of which is set forth in Exhibit A.  The Plans have substantially identical terms.  Each Plan provides that all of the assets of the applicable Acquired Fund will be transferred to the Focused Fund solely in exchange for shares of the Focused Fund and the assumption by the Focused Fund of all the liabilities of the Acquired Fund on or about December 4, 2015 or such other date as may be agreed upon by the parties (the “Closing Date”).

Prior to the Closing Date, each Acquired Fund will endeavor to discharge all of its known liabilities and obligations.  In addition, on or prior to the Closing Date, for tax reasons, each Acquired Fund will distribute to its shareholders all of such Acquired Fund’s investment company taxable income (computed without regard to any deduction for dividends paid) for all taxable periods ending on or before the Closing Date, all of such Acquired Fund’s net tax exempt income for all taxable periods ending on or before the Closing Date, and all of its net capital gains realized in all taxable periods ending on or before the Closing Date (after reduction by any available capital loss carryforwards).

BNY Mellon Investment Servicing (US) Inc., the sub-administrator for the Funds, will compute the value of each Acquired Fund’s portfolio of securities.  The method of valuation employed will be consistent with the valuation procedures described in the Trust’s declaration of trust and the Acquired Fund’s prospectus and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the Funds.

As soon after the closing as practicable, each Acquired Fund will distribute pro rata to its shareholders of record as of the closing the full and fractional shares of the Focused Fund received by such Acquired Fund.  The liquidation and distribution will be accomplished by the establishment of accounts in the names of such Acquired Fund’s shareholders on the Focused Fund’s share records of its transfer agent.  Each account will represent the respective pro rata number of full and fractional shares of the Focused Fund due to an Acquired Fund shareholder.  All issued and outstanding shares of each Acquired Fund will be cancelled.  After these distributions and the winding up of its affairs, each Acquired Fund will be liquidated and terminated.

Each Reorganization is subject to the satisfaction or waiver of the conditions set forth in the applicable Plan.  Each Plan may be terminated (1) by the mutual agreement of the applicable Acquired Fund and the Focused Fund; or (2) at or prior to the closing by the Acquired Fund or the Focused Fund (a) because of a breach by the other of any representation, warranty, or agreement contained in the Plan to be performed at or prior to the closing, if not cured within 30 days, or (b) because a condition in the Plan expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

Whether or not one or both of the Reorganizations are consummated, Touchstone Advisors will pay the expenses incurred by the Funds in connection with the Reorganizations.

The Reorganization of each Acquired Fund into the Focused Fund is not contingent upon the other Acquired Fund’s Reorganization.  If shareholders of one Acquired Fund approve their Fund’s Reorganization proposal but shareholders of the other Acquired Fund do not approve their Fund’s Reorganization proposal, the Acquired Fund whose shareholders approved the Reorganization proposal will be reorganized into the Focused Fund and the other Acquired Fund’s Reorganization will not be completed.

Description of the Securities to be Issued

Shareholders of each Acquired Fund as of the closing will receive full and fractional shares of the Focused Fund in accordance with the terms of the applicable Plan.  The shares of the Focused Fund to be issued in connection with the Reorganizations will be fully paid and non-assessable when issued.  Shares of the Focused Fund to be issued in the Reorganizations will have no preemptive or conversion rights and no share certificates will be issued.

Material Federal Income Tax Consequences

The following discussion summarizes the material U.S. federal income tax consequences of the Reorganizations that are applicable to Contract Owners.  It is based on the Code, applicable U.S. Treasury regulations, judicial authority, and administrative rulings and practice, all as of the date of this Joint Proxy Statement/Prospectus and all of which are subject to change, including changes with retroactive effect.  The discussion below does not address any state, local, or foreign tax consequences of the Reorganizations.  Your tax treatment may vary depending upon your particular situation.

Each Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a) of the Code.  As a condition to the closing of each Reorganization, the applicable Acquired Fund and the Focused Fund will receive an opinion from the law firm of Vedder Price P.C. substantially to the effect that, on the basis of the existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, and certain representations, qualifications, and assumptions with respect to the Reorganization, for federal income tax purposes:

(i)                                     The transfer by the Acquired Fund of all its assets to the Focused Fund solely in exchange for Focused Fund shares and the assumption by the Focused Fund of all the liabilities of the Acquired Fund, immediately followed by the pro rata distribution of all the Focused Fund shares so received by the Acquired Fund to the Acquired Fund’s shareholders of record in complete liquidation of the Acquired Fund, will constitute a “reorganization” within the meaning of Section 368(a)(1) of the Code, and the Focused Fund and the Acquired Fund will each be “a party to a reorganization,” within the meaning of Section 368(b) of the Code, with respect to the Reorganization.

(ii)                                  No gain or loss will be recognized by the Focused Fund upon the receipt of all the assets of the Acquired Fund solely in exchange for Focused Fund shares and the assumption by the Focused Fund of all the liabilities of the Acquired Fund.

(iii)                               No gain or loss will be recognized by the Acquired Fund upon the transfer of all its assets to the Focused Fund solely in exchange for Focused Fund shares and the assumption by the Focused Fund of all the liabilities of the Acquired Fund or upon the distribution (whether actual or constructive) of the Focused Fund shares so received to the Acquired Fund’s shareholders solely in exchange for such shareholders’ shares of the Acquired Fund in complete liquidation of the Acquired Fund.

(iv)                              No gain or loss will be recognized by the Acquired Fund’s shareholders upon the exchange, pursuant to the Reorganization, of all their shares of the Acquired Fund solely for Focused Fund shares.

(v)                                 The aggregate basis of the Focused Fund shares received by each Acquired Fund shareholder pursuant to the Reorganization will be the same as the aggregate basis of the Acquired Fund shares exchanged therefor by such shareholder.

(vi)                              The holding period of the Focused Fund shares received by each Acquired Fund shareholder in the Reorganization will include the period during which the shares of the Acquired Fund exchanged therefor were held by such shareholder, provided such Acquired Fund shares were held as capital assets at the effective time of the Reorganization.

(vii)                           The basis of the assets of the Acquired Fund received by the Focused Fund will be the same as the basis of such assets in the hands of the Acquired Fund immediately before the effective time of the Reorganization.

(viii)                        The holding period of the assets of the Acquired Fund received by the Focused Fund will include the period during which such assets were held by the Acquired Fund.

No opinion will be expressed as to (1) the effect of the Reorganizations on an Acquired Fund, the Focused Fund or any Acquired Fund shareholder with respect to any asset (including without limitation any stock held in a passive foreign investment company as defined in Section 1297(a) of the Code) as to which any unrealized gain or loss is required to be recognized under federal income tax principles (i) at the end of a taxable year or on the termination thereof, or (ii) upon the transfer of such asset regardless of whether such transfer would otherwise be a non-taxable transaction under the Code or (2) any other federal tax issues (except those set forth above) and all state, local or foreign tax issues of any kind.

No private ruling will be sought from the IRS with respect to the federal income tax consequences of the Reorganizations.  Opinions of counsel are not binding upon the IRS or the courts, are not guarantees of the tax results, and do not preclude the IRS from adopting or taking a contrary position, which may be sustained by a court.  If a Reorganization is consummated but the IRS or the courts determine that the Reorganization does not qualify as a tax-free reorganization under the Code and, thus, is taxable, the applicable Acquired Fund would recognize gain or loss on the transfer of its assets to the Focused Fund and each shareholder of the Acquired Fund would recognize a taxable gain or loss equal to the difference between its tax basis in its Acquired Fund shares and the fair market value of the shares of the Focused Fund it receives.

Regardless of the tax status of the Reorganizations, the Reorganizations are not expected to be a taxable event for federal income tax purposes for Contract Owners, and any dividends or distributions declared by an Acquired Fund or the Focused Fund in connection with the Reorganizations (as described below) generally will not be taxable for federal income tax purposes to Contract Owners as long as their Variable Products are treated as life insurance contracts under section 7702(a) of the Code or annuity contracts under section 72 of the Code.  Contract Owners who choose to redeem or exchange their investments by surrendering their contracts or initiating a partial withdrawal, however, may be subject to taxes and a 10% tax penalty. Contract Owners should consult the prospectus or other information provided by the Participating Insurance Company regarding their Variable Products as to the specific consequences to them of the Reorganizations, including the applicability and effect of any possible state, local, non-U.S. and other tax consequences of the Reorganizations.

Prior to the Reorganizations, each Acquired Fund will declare and pay a distribution to its shareholders, which together with all previous distributions, will have the effect of distributing to its shareholders all of the Acquired Fund’s investment company taxable income (computed without regard to the deduction for dividends paid) and realized net capital gain, if any, for all periods through the Closing Date.  Such distributions may include net capital gain from the sale of portfolio assets as discussed below.

If portfolio assets of an Acquired Fund are sold prior to the Reorganizations, the tax impact of such sales will depend on the holding periods of such assets and the difference between the price at which such portfolio assets are sold and the Acquired Fund’s basis in such assets.  Any capital gains recognized in these sales on a net basis (after taking into account any capital loss carryforwards) will be distributed to the applicable Acquired Fund’s shareholders as capital gains (to the extent of net long-term capital gain over any net short-term capital loss) or ordinary dividends (to the extent of net short-term capital gain over any net long-term capital loss) during or with respect to the year of sale.

Following the Reorganizations, it is estimated that the Focused Fund will sell approximately 100% and 85% of the securities acquired from the Baron Fund and the Third Avenue Fund, respectively.  The portfolio repositioning related to the Reorganizations would have resulted in realized gains of approximately $15.0 million, or approximately $3.96 per share, if the securities had been sold as of June 30, 2015.  The portfolio repositioning related to the Reorganizations may result in a dividend and/or distribution to the Focused Fund’s shareholders (including former Acquired Fund shareholders who hold shares of the Focused Fund following the Reorganizations).  Such dividend and/or distribution would occur in 2016 following the Reorganizations and is not expected to be taxable for federal income tax purposes to Contract Owners.  In addition, the Focused Fund is expected to incur brokerage commissions of approximately $23,000, based on average commission rates historically paid by the Focused Fund, in connection with the portfolio repositioning.

On August 31, 2015, the Focused Fund replaced its previous sub-advisor with Fort Washington and adopted certain changes to its investment goal, principal investment strategies and subclassification under the 1940 Act from a “diversified” fund to a “non-diversified” fund to allow Fort Washington to manage the Fund’s investment portfolio in accordance with its focused equity strategy.  Due to the change in the investment strategies, approximately 99% of the Focused Fund’s portfolio was sold prior to the Reorganizations.  The sale of the securities for the Focused Fund resulted in realized gains of $3.9 million when the securities were sold.  It is expected that the portfolio repositioning may result in a capital gain distribution to the Focused Fund’s shareholders (including former Acquired Fund shareholders who hold shares of the Focused Fund following the Reorganizations).

Although it is not expected to affect Contract Owners, each Fund participating in a Reorganization may, as a result of the Reorganization, lose the benefit of certain tax losses that could have been used to offset or defer future gains of the combined Fund, and the combined Fund will have tax attributes that reflect a blending of the tax attributes of each Fund at the time of the Reorganization.

This discussion does not address any state, local or foreign tax issues and is limited to federal income tax issues.  You are urged and advised to consult your own tax advisors as to the federal, state, local, foreign, and other tax consequences of the Reorganizations in light of your individual circumstances, including the applicability and effect of possible changes in any applicable tax laws.

Pro Forma Capitalization

The following table sets forth as of June 30, 2015, the net assets, number of shares outstanding, and net asset value (“NAV”) per share, assuming each Reorganization occurred as of June 30, 2015.  This information is generally referred to as the “capitalization” of a Fund.  The term “pro forma capitalization” means the capitalization of the Focused Fund after it has combined with each Acquired Fund assuming each Reorganization occurred as of June 30, 2015.  These numbers may differ as of the closing date of the Reorganizations.

	Touchstone Baron Small Cap Growth Fund	Touchstone Third Avenue Value Fund	Touchstone Focused Fund	Pro Forma Adjustments(1)		Touchstone Focused Fund (pro forma)
Net Assets	$25,783,856	$22,925,519	$25,007,976			$73,717,351
Shares Outstanding	1,162,647	1,185,073	1,286,037	156,618	(2)	3,790,375
Net Asset Value Per Share	$22.18	$19.35	$19.45			$19.45

(1)                       Touchstone Advisors will bear 100% of the Reorganization expenses, which are estimated to be approximately $71,000.  As a result, there are no pro forma adjustments to net assets.

(2)                       Pro forma shares outstanding have been adjusted for the accumulated change in the number of shares of the Acquired Funds’ shareholder accounts based on the relative value of each Fund’s net asset value per share as of June 30, 2015.

The table set forth above should not be relied upon to reflect the number of shares to be received in the Reorganizations; the actual number of shares to be received will depend upon the net asset value and number of shares outstanding of each Fund at the time of the Reorganizations.

Distribution of Shares

Touchstone Securities, Inc. (“Touchstone Securities” or the “Distributor”) is the principal underwriter of the Funds and, as such, is the exclusive agent for distribution of the Funds’ shares.  The Distributor sells shares of the Funds through separate accounts used to fund Variable Products.  The Distributor allows concessions to dealers who sell shares of the Funds.  Touchstone Securities is also the principal underwriter of the Variable Products sold by the Participating Insurance Companies.  Touchstone Securities is a wholly owned subsidiary of Western & Southern and an affiliate of Touchstone Advisors.

The Focused Fund offers a single class of shares.  Shares of the Focused Fund will be issued at net asset value upon consummation of the Reorganizations.

More detailed descriptions of the Focused Fund’s shares are contained in the Focused Fund’s Prospectus and the Trust’s SAI.

Purchase and Redemption Procedures

The shares of each Fund have the same purchase and redemption procedures.  Shares of each Fund described in this Joint Proxy Statement/Prospectus can be purchased by the insurance company that issued your Variable Product.  You can invest indirectly in the Funds through subaccounts available in your Variable Product that invest in the Funds.  Additional information concerning purchases and redemptions of shares, including how each Fund’s net asset value is determined, is contained in the section entitled “Additional Information about the Funds.”  The Funds reserve the right to reject any purchase order.

INFORMATION ON SHAREHOLDERS’ RIGHTS

The following is a comparison of certain important provisions of the governing instruments and governing laws of the Funds, but is not a complete description.  Further information about each Fund’s governance structure is contained in the Trust’s SAI and its governing documents, which are on file with the SEC.

Organization and Governing Law

The Trust is governed by its Agreement and Declaration of Trust (the “Declaration”) and its By-Laws, both as amended, restated or supplemented from time to time, and its business and affairs are managed under the supervision of its Board of Trustees.  Each Fund is subject to the federal securities laws, including the 1940 Act, and the rules and regulations promulgated by the SEC.  Each Fund is a separate series of the Trust, a Massachusetts business trust.

Shares

When issued and paid for in accordance with the Funds’ prospectus, shares of each Fund are fully paid and non-assessable, having no preemptive or subscription rights and are freely transferable.  A share of each Fund represents an equal interest in such Fund.  Shares of each Fund are entitled to receive their pro rata share of distributions of income and capital gains, if any, made with respect to that Fund as are declared by the Board.  Such distributions may be in cash, in-kind, or in additional Fund shares.  In any liquidation of a Fund, each shareholder is entitled to receive his or her pro rata share of the net assets of the Fund, after satisfaction of all outstanding liabilities and expenses of the Fund.

Shareholder Meetings and Rights of Shareholders to Call a Meeting

The Funds are not required to hold annual shareholder meetings under Massachusetts law or their governing instruments.  The governing instruments of the Funds generally provide that a meeting of shareholders may be called at any time by the Board, the Chair of the Board, or by the President of the Funds. The governing instruments of the Funds provide that a special meeting of shareholders may be called for the purpose of voting on the removal of any Trustee upon the written request of shareholders owning at least 10% or more of outstanding shares entitled to vote.

Submission of Shareholder Proposals

The Funds do not have provisions in their governing instruments requiring that a shareholder provide notice to the Funds in advance of a shareholder meeting to enable the shareholder to present a proposal at such meeting, although the federal securities laws, which apply to the Funds, require that certain conditions be met to present any proposals at shareholder meetings.

Quorum

The governing instruments provide that a quorum will exist if shareholders representing 30% of the outstanding shares entitled to vote are present at the meeting in person or by proxy.

Number of Votes

The governing instruments provide that each shareholder is entitled to one vote for each whole share held and a fractional vote for each fractional share held.  The governing instruments do not provide for cumulative voting.

Right to Vote

The 1940 Act provides that shareholders of each Fund have the power to vote with respect to certain matters:  specifically, for the election of Trustees, the selection of auditors (under certain circumstances), approval of investment advisory agreements and plans of distribution, and amendments to policies, objectives, or restrictions deemed to be fundamental.  Shareholders of each Fund also have the right to vote on certain matters affecting the Fund under their governing instruments and applicable state law.  The following summarizes the matters on which shareholders have a right to vote and the minimum shareholder vote required to approve the matter.  For matters on which shareholders of a Fund do not have a right to vote, the Board may nonetheless determine to submit the matter to shareholders for approval.  Where referenced below, the phrase “vote of a majority of the outstanding shares” means the vote required by the 1940 Act, which is the lesser of (a) 67% or more of the shares present at the meeting, if the holders of more than 50% of the outstanding shares entitled to vote are present or represented by proxy; or (b) more than 50% of the outstanding shares entitled to vote.

Election and Removal of Trustees.  The shareholders of the Funds are entitled to vote for the election and the removal of Trustees.  The Trustees are elected by a plurality vote (i.e., the nominees receiving the greatest number of votes are elected).  Any Trustee may be removed by a vote of two-thirds of the outstanding shares of the Trust.

Amendment of Governing Instruments.  Generally, the Board has the right to amend the Declaration and By-Laws.  Shareholders have the right to vote on any amendment to the Declaration that would adversely affect their rights as shareholders.  Any such amendment requires the vote of a majority of the outstanding shares entitled to vote.

Mergers and Reorganizations.  The Trust’s Declaration provides that any series may be merged into another series by the vote of the holders of two-thirds of the outstanding shares of the affected series; provided, however, that if the merger is recommended by the Trustees, approval by a “majority shareholder vote” is sufficient to approve the merger.  Under the Declaration, “majority shareholder vote” has the same meaning as “vote of a majority of the outstanding voting securities” as defined in the 1940 Act.  The 1940 Act defines this term to mean the affirmative vote of the lesser of (1) 67% of the voting securities of the affected series if more than 50% of the outstanding voting securities of the series are present in person or by proxy at the relevant shareholder meeting, or (2) more than 50% of the outstanding voting securities of the affected series.

Liquidation of a Fund.  The Board may liquidate a series by a majority vote of the Board without shareholder approval.

Indemnification.  The Declaration generally provides for the indemnification of the Trust’s Trustees and officers against all liabilities and expenses incurred by any Trustee or officer in connection with any proceeding in which such person is made a party or otherwise or is threatened to be made a party by reason of being or having held such position with the applicable Fund, except with respect to any matter arising from his or her own disqualifying conduct. Such rights to indemnification are not exclusive and do not affect any other rights the Trustee or officer may have, including under any liability insurance policy.

Shareholder Information

A list of the name, address, and percent ownership of each person who, as of the Record Date, to the knowledge of the Funds, owned 5% or more of the outstanding shares of a Fund can be found at Exhibit C to this Joint Proxy Statement/Prospectus.

VOTING INFORMATION CONCERNING THE SPECIAL MEETING

Proxies are being solicited by the Board on behalf of the Acquired Funds.  The proxies will be voted at the Special Meeting.  The cost of the solicitation, including the printing and mailing of proxy materials, will be borne by Touchstone Advisors.

The Acquired Funds have engaged the services of AST Fund Solutions, LLC (the “Solicitor”) to assist in the solicitation of proxies for the Special Meeting.  The Solicitor’s fees and costs are expected to be approximately $8,000.  Proxies are expected to be solicited principally by mail, but the Acquired Funds or the Solicitor may also solicit proxies by telephone, through the Internet or otherwise.  Any telephonic solicitations will follow procedures reasonably designed to ensure accuracy and prevent fraud, including requiring identifying shareholder information, recording the shareholder’s instructions, and confirming to the shareholders after the fact.  Shareholders who communicate proxies by telephone or by other electronic means have the same power and authority to issue, revoke, or otherwise change their voting instructions as shareholders submitting proxies in written form.  Touchstone Advisors may reimburse custodians, nominees, and fiduciaries for the reasonable costs incurred by them in connection with forwarding solicitation materials to the beneficial owners of shares held of record by such persons.  Although the Solicitor’s representatives are permitted to answer questions about the voting process and may read any recommendation set forth in this Joint Proxy Statement/Prospectus, they are not permitted to recommend to shareholders how to vote.  Proxies may also be solicited by officers, employees and agents of Touchstone Advisors or its affiliates.  Such solicitations may be by telephone, through the Internet or otherwise.

Shares of the Funds may be purchased by separate accounts of insurance companies for the purpose of funding Variable Products.  At present, all of the Participating Insurance Companies are affiliated companies of the Trust, such as Western-Southern Life Assurance Company (“WSLAC”), Columbus Life Insurance Company, Integrity Life Insurance Company, and National Integrity Life Insurance Company.  Pursuant to an exemptive order from the SEC, shares of the Funds may also be purchased by separate accounts of unaffiliated life insurance companies, qualified pension and retirement plans outside the separate account context and by Touchstone Advisors (including its affiliates) and affiliated and unaffiliated investment managers (including their affiliates) retained by Touchstone Advisors.

Instructions from Contract Owners

Contract Owners who select an Acquired Fund for investment through a subaccount available in a Variable Product issued by a Participating Insurance Company do not invest directly in, or hold shares of, the Acquired Fund.  The Participating Insurance Companies, on behalf of their respective separate accounts, are the shareholders of the Acquired Funds and, as the legal owner of the Acquired Fund’s shares, have sole voting and investment power with respect to the shares.  The Participating Insurance Companies generally will pass through any voting rights to Contract Owners.  Each Contract Owner, therefore, has the right to instruct the Participating Insurance Company how to vote the Contract Owner’s interest with respect to the proposal described in this Joint Proxy Statement/Prospectus.  Participating Insurance Companies will vote the shares of the Acquired Funds held in the name of each of their respective separate accounts as directed by the relevant Contract Owners.

The number of shares for which a Contract Owner may provide voting instructions is calculated by determining, for each Acquired Fund’s sub-account in each applicable separate account, the percentage that represents a Contract Owner’s investment in the sub-account, and applying this percentage to the total number of Acquired Fund shares that the sub-account owns.

If any Contract Owner investing in an Acquired Fund through a Variable Product subaccount fails to provide a Participating Insurance Company with voting instructions, the Participating Insurance Company will vote the shares corresponding to such Contract Owner’s investment for, against or abstaining, in the same proportions as the shares for which instructions have been received from other Contract Owners investing through the Participating Insurance Company’s subaccount.  Shares of an Acquired Fund owned by Participating Insurance Companies also will be voted in the same proportion as the share for which instructions have been received from Contract Owners investing through the respective subaccounts of these Participating Insurance Companies.  This practice means that a small number of Contract Owners may determine the outcome of a vote.

Shares represented by proxies that reflect abstentions or broker non-votes will be counted as shares that are present and entitled to vote for purposes of determining the presence of a quorum at the Special Meeting.  Abstentions and broker non-votes will have the effect of a negative vote on the proposal described in this Joint Proxy Statement/Prospectus.

Under certain group contracts, participants in the group may be entitled to provide voting instructions.  A participant entitled to provide voting instructions will be referred to as a “Voting Participant.”

Any Contract Owner or Voting Participant authorizing a Participating Insurance Company to vote shares attributable to that Contract Owner or Voting Participant has the power to revoke this authorization (1) by executing and sending a superseding authorization card to the Participating Insurance Company (at the address provided by the Participating Insurance Company) or (2) by sending a notice of revocation to the Participating Insurance Company (at the address provided by the Participating Insurance Company).  The superseding authorization card or notice of revocation must be received by the Participating Insurance Company on or before November 19, 2015.

If the shareholders of an Acquired Fund do not approve their Fund’s Reorganization or the other closing conditions applicable to such Fund are not satisfied, that Acquired Fund’s Reorganization will not be completed and the Board will consider other possible courses of action for that Acquired Fund, including continuing to operate the Fund as a stand-alone fund, merging the Fund into another Touchstone fund or liquidating the Fund.

The Reorganization of each Acquired Fund into the Focused Fund is not contingent upon the other Acquired Fund’s Reorganization.  If shareholders of one Acquired Fund approve their Fund’s Reorganization proposal but shareholders of the other Acquired Fund do not approve their Fund’s Reorganization proposal, the Acquired Fund whose shareholders approved the Reorganization proposal will be reorganized into the Focused Fund and the other Acquired Fund’s Reorganization will not be completed.

A shareholder of an Acquired Fund who objects to the proposed Reorganization of such Acquired Fund will not be entitled under either Massachusetts law or the Trust’s Declaration to demand payment for, or an appraisal of, his or her shares.

Required Vote

Approval of each Acquired Fund’s Reorganization proposal requires the affirmative vote of a “majority of the outstanding voting securities” of such Acquired Fund as defined under the 1940 Act, which means the affirmative vote of the lesser of (1) 67% of the voting securities of the Acquired Fund present at the Special Meeting, if more than 50% of the outstanding voting securities of the Acquired Fund are present in person or by proxy, or (2) more than 50% of the outstanding voting securities of the Acquired Fund.

Quorum

The presence in person or by proxy of the shareholders representing 30% of the outstanding shares of an Acquired Fund entitled to vote at the Special Meeting will constitute a quorum.

Because WSLAC and its affiliates are the legal owners of all of the outstanding shares of each Acquired Fund, there will be a quorum at the Special Meeting regardless of how many Contract Owners direct the Participating Insurance Companies to vote on the proposal described in this Joint Proxy Statement/Prospectus.  If there are insufficient votes to approve the proposal for an Acquired Fund, the persons named as proxies may propose one or more adjournments of such Acquired Fund’s Special Meeting to permit additional time for the solicitation of proxies with respect to that proposal, in accordance with applicable law.  Adjourned meetings must be held within a reasonable time after the date originally set for the Special Meeting.  Solicitation of votes may continue to be made without any obligation to provide any additional notice of the adjournment.  The persons named as proxies will vote in favor of such adjournment those proxies which they are entitled to vote in favor of a proposal and will vote against any such adjournment those proxies to be voted against a proposal.

SUBMISSION OF SHAREHOLDER PROPOSALS

The Trust is not generally required to hold annual or special meetings of shareholders.  Any shareholder who wishes to submit a proposal for consideration at a subsequent shareholders’ meeting should mail the proposal promptly to the Trust.  Any proposal to be considered for submission to shareholders must comply with Rule 14a-8 under the Securities Exchange Act of 1934, as amended, and must be received by the Trust within a reasonable time before the solicitation of proxies for that meeting.  The timely submission of a proposal does not guarantee its inclusion.

SHAREHOLDER REPORTS

The Trust’s most recent annual report for the fiscal year ended December 31, 2014 and most recent semi-annual report for the six-month period ended June 30, 2015 are available upon request without charge.  The annual and semi-annual reports may be obtained by writing to the Trust at Touchstone Variable Series Trust, P.O. Box 9878, Providence, Rhode Island 02940, by calling 1-800-543-0407, or online at TouchstoneInvestments.com.

FINANCIAL STATEMENTS AND EXPERTS

The Annual Report of the Trust relating to the Baron Fund, the Third Avenue Fund and the Focused Fund (formerly the Touchstone Mid Cap Growth Fund) for the fiscal year ended December 31, 2014 and the financial statements and financial highlights for the same period, has been incorporated by reference in reliance on the report of Ernst & Young LLP, an independent registered public accounting firm, given on their authority as experts in accounting and auditing.  The unaudited Semi-Annual Report of the Trust relating to the Funds for the six months ended June 30, 2015 has also been incorporated by reference.

LEGAL MATTERS

Certain legal matters in connection with the issuance of the Focused Fund’s shares will be passed upon by Vedder Price P.C., located at 222 N. LaSalle Street, Chicago, Illinois 60601.

ADDITIONAL INFORMATION

The Trust is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and accordingly files reports and other information including proxy material and charter documents with the SEC. These items can be inspected and copied at the Public Reference Facilities maintained by the SEC in Washington, D.C., and at the SEC’s Regional Offices located at Northeast Regional Office, 3 World Financial Center, Room 4300, New York, New York 10281; Southeast Regional Office, 801 Brickell Avenue, Suite 1800, Miami, Florida 33131; Midwest Regional Office, 175 West Jackson Boulevard, Suite 900, Chicago, Illinois 60604; Central Regional Office, 1801 California Street, Suite 1500, Denver, Colorado 80202; and Pacific Regional Office, 5670 Wilshire Boulevard, 11th Floor, Los Angeles, California 90036. Copies of such materials can also be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 100 F Street, N.E., Washington, D.C. 20549.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Purchasing Shares

You cannot buy shares of the Funds directly.  You can invest indirectly in the Funds through your purchase of a Variable Product.  You should read each Fund’s prospectus and the prospectus of the Variable Product carefully before you choose your investment options.

Shareholder Servicing Plan

The Trust has adopted a shareholder services plan with respect to the Funds, providing that the Trust may obtain the services of Touchstone Advisors and other qualified financial institutions to act as shareholder servicing agents for their customers. Under this plan, the Trust (or the Trust’s agents) may enter into agreements pursuant to which the shareholder servicing agent performs certain shareholder services not otherwise provided by the Transfer Agent.  For these services, the Trust pays the shareholder servicing agent a fee of up to 0.25% of the average daily net assets attributable to the shares owned by investors for which the shareholder servicing agent maintains a servicing relationship.

Selling Shares

To meet various obligations under the contracts, the Participating Insurance Companies may sell Fund shares to generate cash. For example, an insurance company may sell Fund shares and use the proceeds to pay a Contract Owner who requested a partial withdrawal or who surrendered a contract. Proceeds from the sale are usually sent to the separate account on the next business day. The Funds may suspend sales of shares or postpone payment dates when the New York Stock Exchange (“NYSE”) is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as otherwise permitted by the SEC.

Redemption in-Kind. Under unusual circumstances, when the Board deems it appropriate, a Fund may make payment for shares redeemed in portfolio securities of the Fund taken at current value. Shareholders may incur transaction and brokerage costs when they sell these portfolio securities. Until such time as the shareholder sells the securities they receive in kind, the securities are subject to market risk. Redemptions in-kind are taxable for federal income tax purposes in the same manner as redemptions for cash.

Market Timing Policy

Shares of the Funds are held by insurance companies who make the Funds available to investors through subaccounts. These subaccounts are available to investors through a Variable Product issued by the insurance company. As a result, market timing or excessive trading in accounts that an investor owns or controls may disrupt portfolio investment strategies, may increase brokerage and administrative costs, and may negatively impact investment returns for all investors, including long-term investors who do not generate these costs. The Funds will take reasonable steps to discourage excessive short-term trading and will not knowingly accommodate frequent purchases and redemptions of Fund shares by investors. The Board has adopted the following policies and procedures with respect to market timing of the Funds by investors. The Funds will monitor selected trades on a daily basis in an effort to deter excessive short-term trading. If a Fund has reason to believe that an investor has engaged in excessive short-term trading, the Fund may ask the insurance companies to stop such activities or restrict or refuse to process purchases or exchanges in the investor’s accounts. While the Funds cannot assure the prevention of all excessive trading and market timing, by making these judgments the Fund believes it is acting in a manner that is in the best interests of its investors. However, because the Funds cannot prevent all market timing, investors may be subject to the risks described above.

The Trust expects the insurance company separate accounts that invest in the Funds to have in place policies and procedures reasonably designed to deter market timing in the separate accounts by contract or policy holders.

Separate accounts often establish omnibus accounts in the Funds for their contract or policy holders through which transactions are placed. In accordance with Rule 22c-2 under the Investment Company Act of 1940, the Funds have entered into information sharing agreements with the insurance companies that use the Funds as underlying investment vehicles for their separate accounts. Under these agreements, an insurance company is obligated to:

(1) adopt and enforce during the term of the agreement, a market-timing policy, the terms of which are acceptable to the Funds; (2) furnish the Funds, upon their request, with information regarding contract or policy holder trading activities in shares of the Funds; and (3) enforce its market-timing policy with respect to contract or policy holders identified by the Funds as having engaged in market timing. When information regarding transactions in the Funds’ shares is requested by a Fund and such information is in the possession of a person that is itself a financial intermediary to an insurance company (an “indirect intermediary”), any insurance company with whom the Funds have an information sharing agreement is obligated to obtain transaction information from the indirect intermediary or, if directed by the Funds, to restrict or prohibit the indirect intermediary from purchasing shares of the Funds on behalf of contract or policy holders or any other persons.

Investors in the Funds should be aware that the right of an owner of a Variable Product to transfer among sub-accounts is governed by a contract between the insurance company and the owner. Many of these contracts do not limit the number of transfers that a Contract Owner may make among the subaccounts investing in the Funds. The terms of these contracts, the presence of financial intermediaries (including the insurance companies) between the Funds and the Contract Owners and other factors such as state insurance laws may limit a Fund’s ability to deter market timing. Multiple tiers of such financial intermediaries may further compound the Funds’ difficulty in deterring such market timing activities.

The Funds apply these policies and procedures uniformly to all investors believed to be engaged in market timing or excessive trading. The Funds have no arrangements to permit any investor to trade frequently in shares of the Funds, nor will they enter into any such arrangements in the future.

Pricing of Fund Shares

Each Fund’s share price, also called net asset value, is determined as of the close of trading (normally 4:00 p.m. eastern time) every day the NYSE is open.  Each Fund calculates its NAV per share, generally using market prices, by dividing the total value of its net assets by the number of its shares outstanding.  Shares are purchased or sold at the NAV next determined after a purchase or sale order is received in proper form by Touchstone Securities or its authorized agent.

The Funds’ equity investments are valued based on market value or, if no market value is readily available, based on fair value as determined by the Board (or under their direction).  The Funds may use pricing services to determine market value for investments.  Some specific pricing strategies follow:

•                  All short-term dollar-denominated investments that mature in 60 days or less are valued on the basis of amortized cost, provided such amount approximates market value.

•                  Securities mainly traded on a U.S. exchange are valued at the last sale price on that exchange or, if no sales occurred during the day, at the current quoted bid price.

Although investing in foreign securities is not a principal investment strategy of the Funds, any foreign securities held by a Fund will be priced as follows:

•                  All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values.

•                  Securities mainly traded on a non-U.S. exchange are generally valued according to the preceding closing values on that exchange.  However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security might be valued based on fair value.  This may cause the value of the security on the books of the Fund to be significantly different from the closing value on the non-U.S. exchange and may affect the calculation of NAV.

•                  Because portfolio securities that are primarily listed on non-U.S. exchanges may trade on weekends or other days when a Fund does not price its shares, a Fund’s NAV may change on days when the separate accounts will not be able to buy or sell shares.

Securities held by a Fund that do not have readily available market quotations are priced at their fair value using procedures approved by the Board. Any debt securities held by a Fund for which market quotations are not readily available are generally priced at their most recent bid prices as obtained from one or more of the major market makers for such securities. The Funds may use fair value pricing under the following circumstances, among others:

•                  If the value of a security has been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets on which the security is traded.

•                  If a security, such as a small cap or micro-cap security, is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•                  If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Fund’s NAV calculation.

•                  If the validity of market quotations is not reliable.

The use of fair value pricing has the effect of valuing a security based upon the price a Fund might reasonably expect to receive if it sold that security but does not guarantee that the security can be sold at the fair value price. The Fund has established fair value policies and procedures that delegate fair value responsibilities to Touchstone Advisors. These policies and procedures outline the fair value method for Touchstone Advisors. Touchstone Advisors’ determination of a security’s fair value price often involves the consideration of a number of subjective factors established by the Board, and is therefore subject to the unavoidable risk that the value that the Fund assigns to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available. With respect to any portion of a Fund’s assets that is invested in other mutual funds, that portion of the Fund’s NAV is calculated based on the NAV of that mutual fund. The prospectus for the other mutual fund explains the circumstances and effects of fair value pricing for that fund.

DISTRIBUTIONS AND TAXES

Dividends and Other Distributions

Each Fund has the same dividend distribution policy.  Each Fund intends to distribute to its shareholders substantially all of its income and capital gains.  Each Fund will declare dividends, if any, annually to shareholders.  Distributions of any net realized long-term and short-term capital gains earned by a Fund, if any, will be made at least annually to shareholders.  All dividends and distributions paid on a Fund’s shares held by a separate account are automatically reinvested in shares of such Fund.

The Funds have each qualified to be treated as a regulated investment company under the Code.  To remain qualified as a regulated investment company, each Fund must, among other things, distribute at least 90% of its taxable and tax-exempt income and diversify its holdings as required by the Code.  While so qualified, so long as each Fund distributes all of its investment company taxable income (determined without regard to the deduction for dividends paid) and net tax-exempt income and any realized net capital gains to its shareholders of record, it is expected that the Funds will not be required to pay any federal income taxes on the amounts distributed to their shareholders of record.

For more information about dividends and other distributions in connection with any investment in a Variable Product, see the prospectus for that Variable Product.

Federal Income Tax Information

Shares of the Funds must be purchased through separate accounts used to fund Variable Products.  As a result, it is anticipated that any income dividends or capital gains distributed by the Funds will be exempt from current federal income taxation by contract holders if left to accumulate within a separate account.  Withdrawals from such contracts may be subject to ordinary income tax plus a 10% penalty tax if made before age 59 ½.

Investors are urged and advised to consult their own tax advisors for more information on their tax situation, including possible foreign, state, or local taxes.

For more information about the tax consequences of an investment in a Variable Product, see the prospectus for your Variable Product.

This section is only a summary of some important federal income tax considerations that may affect your investment in a Fund.  More information regarding these considerations is included in the Trust’s SAI.  You are urged and advised to consult your own tax advisors regarding the effects of an investment in a Variable Product that invests in a Fund on your own tax situation, including possible foreign, state or local taxes.

OTHER BUSINESS

The Board does not intend to present any other business at the Special Meeting.  If, however, any other matters are properly brought before the Special Meeting, the persons named in the accompanying form of proxy will vote in accordance with their judgment.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Fund’s financial performance for the past five fiscal years and the six months ended June 30, 2015.  Certain information reflects financial results for a single Fund share.  The total returns in the tables represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of all dividends and distributions.  For each Fund, this information was audited by Ernst & Young LLP for each of the five years ended December 31, 2014.  For each Fund, the information for the six-month period ended June 30, 2015 is unaudited.  Ernst & Young LLP’s report, along with each Fund’s financial statements, is included in the Funds’ annual report.  You can obtain the annual and semi-annual reports at no charge by calling 1.800.543.0407 or by downloading a copy from the Touchstone Investments website at: TouchstoneInvestments.com/home/formslit.  The annual and semi-annual reports have been incorporated by reference into the SAI.

Touchstone Focused Fund
(formerly, Touchstone Mid Cap Growth Fund)
Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	June 30, 2015		Year Ended December 31,
	(Unaudited)		2014	2013	2012	2011	2010
Net asset value at beginning of period	$18.64		$18.81	$14.20	$11.84	$13.40	$11.04
Income (loss) from investment operations:
Net investment income (loss)	(0.03)		(0.08)	(0.05)	(0.01)	(0.09)	0.04
Net realized and unrealized gains (losses) on investments	0.84		2.49	4.98	2.37	(1.43)	2.35
Total from investment operations	0.81		2.41	4.93	2.36	(1.52)	2.39
Distributions from:
Net investment income	—		—	—	—	(0.04)	(0.03)
Realized capital gains	—		(2.58)	(0.32)	—	—	—
Total distributions	—		(2.58)	(0.32)	—	(0.04)	(0.03)
Net asset value at end of period	$19.45		$18.64	$18.81	$14.20	$11.84	$13.40
Total return(A)	4.35	%(B)	13.10%	34.81%	19.93%	(11.33)%	21.63%
Ratios and supplemental data:
Net assets at end of period (000’s)	$25,008		$25,178	$27,506	$22,242	$20,474	$28,013
Ratio to average net assets:
Net expenses	1.21	%(C)	1.23%	1.26%	1.26%	1.22%	1.17%
Gross expenses	1.28	%(C)	1.33%	1.36%	1.31%	1.25%	1.27%
Net investment income (loss)	(0.35	)%(C)	(0.43)%	(0.32)%	(0.10)%	(0.63)%	0.31%
Portfolio turnover rate	44	%(B)	72%	77%	78%	141%	60%

(A)        Total returns do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

(B)        Not annualized.

(C)       Annualized.

Touchstone Baron Small Cap Growth Fund
Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	June 30, 2015		Year Ended December 31,
	(Unaudited)		2014	2013	2012	2011	2010
Net asset value at beginning of period	$21.42		$21.40	$17.24	$17.55	$16.74	$13.40
Income (loss) from investment operations:
Net investment income (loss)	(0.05)		0.06	(0.09)	0.31	(0.15)	(0.06)
Net realized and unrealized gains on investments	0.81		0.74	6.94	3.02	0.96	3.40
Total from investment operations	0.76		0.80	6.85	3.33	0.81	3.34
Distributions from:
Net investment income	—		—	(0.27)	—	—	—
Realized capital gains	—		(0.78)	(2.42)	(3.64)	—	—
Total distributions	—		(0.78)	(2.69)	(3.64)	—	—
Net asset value at end of period	$22.18		$21.42	$21.40	$17.24	$17.55	$16.74
Total return(A)	3.55	%(B)	3.85%	40.43%	19.17%	4.84%	24.93%
Ratios and supplemental data:
Net assets at end of period (000’s)	$25,784		$26,375	$25,538	$18,125	$19,733	$24,581
Ratio to average net assets:
Net expenses	1.31	%(C)	1.39%	1.55%	1.55%	1.55%	1.55%
Gross expenses	1.61	%(C)	1.69%	1.73%	1.69%	1.63%	1.62%
Net investment income (loss)	(0.45	)%(C)	0.29%	(0.32)%	1.71%	(0.79)%	(0.43)%
Portfolio turnover rate	3	%(B)	18%	8%	15%	15%	18%

(A)        Total returns do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

(B)        Not annualized.

(C)       Annualized.

Touchstone Third Avenue Value Fund
Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
June 30, 2015	Year Ended December 31,
(Unaudited)	2014	2013	2012	2011	2010
Net asset value at beginning of period	$19.22	$21.01	$17.60	$14.58	$17.67	$15.61
Income (loss) from investment operations:
Net investment income	0.05	(A)	0.65	(B)	0.16	0.26	(A)	0.09	(A)	0.25
Net realized and unrealized gains (losses) on investments	0.08	(1.24)	4.12	2.76	(2.80)	2.90
Total from investment operations	0.13	(0.59)	4.28	3.02	(2.71)	3.15
Distributions from:
Net investment income	—	(1.20)	(0.87)	—	(0.38)	(1.09)
Net asset value at end of period	$19.35	$19.22	$21.01	$17.60	$14.58	$17.67
Total return(C)	0.62	%(D)	(2.89)%	24.35%	20.71%	(15.31)%	20.20%
Ratios and supplemental data:
Net assets at end of period (000’s)	$22,926	$25,263	$32,240	$31,620	$32,761	$52,578
Ratio to average net assets:
Net expenses	1.32	%(E)	1.27%	1.17%	1.17%	1.17%	1.17%
Gross expenses	1.39	%(E)	1.42%	1.43%	1.39%	1.32%	1.87	%(F)
Net investment income	0.05	%(E)	2.60	%(B)	0.78%	1.58%	0.52%	0.93%
Portfolio turnover rate	14	%(D)	63%	39%	28%	4%	10%

(A)        The net investment income (loss) per share is based on average shares outstanding for the period.

(B)        Reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred net investment income per share and ratio of net investment income to average net assets would have been lower by $0.25 and 1.14%, respectively.

(C)       Total returns do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

(D)       Not annualized.

(E)        Annualized.

(F)        Absent passive foreign investment company (“PFIC”) tax expenses, the ratio of gross expenses to average net assets would have been 1.37%.

OTHER INFORMATION REGARDING APPOINTMENT OF RUSSELL AS INTERIM SUB-ADVISOR TO EACH ACQUIRED FUND

Russell was appointed to serve as interim sub-advisor to the Third Avenue Fund effective September 1, 2015 and to the Baron Fund effective September 10, 2015.  Generally, the 1940 Act requires an investment advisory agreement to be approved by the board, including the independent trustees, and the fund’s shareholders in order for it to become effective.  However, the SEC has granted an exemptive order that permits the Trust or Touchstone Advisors, Inc. (previously defined as “Touchstone Advisors”), under certain conditions, to select or change unaffiliated sub-advisors, enter into new sub-advisory agreements or amend existing sub-advisory agreements without first obtaining shareholder approval.  A condition of this order requires Touchstone Advisors to furnish shareholders with information about Russell and the new interim sub-advisory agreement for each Acquired Fund between Russell and Touchstone Advisors (each, an “Interim Sub-Advisory Agreement”).  The Interim Sub-Advisory Agreements for the Acquired Funds are substantially identical.  The Interim Sub-Advisory Agreements are attached hereto as Exhibit D.  The following information is intended to provide shareholders of each Acquired Fund with information about Russell and the Interim Sub-Advisory Agreement.  It is intended that the following information, along with the information contained in the Joint Proxy Statement/Prospectus, will satisfy the information statement requirements of the exemptive order.

Background

Prior to the appointment of Russell as interim sub-advisor to each Acquired Fund, BAMCO, Inc. (previously defined as “BAMCO”) served as sub-advisor to the Baron Fund pursuant to a sub-advisory agreement dated April 28, 2003 between BAMCO and Touchstone Advisors and Third Avenue Management LLC (previously defined as “Third Avenue”) served as sub-advisor to the Third Avenue Fund pursuant to a sub-advisory agreement dated April 28, 2003 (each, a “Prior Sub-Advisory Agreement”).  Each Prior Sub-Advisory Agreement was last approved by the Board on November 20, 2014.  At a meeting on August 20, 2015, the Board, including the Independent Trustees, approved the selection of Russell as interim sub-advisor to each Acquired Fund and an Interim Sub-Advisory Agreement for each Acquired Fund effective as of the close of business on August 31, 2015 for the Third Avenue Fund and as of the close of business on September 9, 2015 for the Baron Fund.

As the Baron Fund’s interim sub-advisor, Russell will manage the Fund to achieve returns similar to the Fund’s current benchmark, the Russell 2000® Growth Index.  As the Third Avenue Fund’s interim sub-advisor, Russell will manage the Fund to achieve returns similar to the Fund’s current benchmark, the Russell 3000® Value Index.

Board Considerations

The Board, including the Independent Trustees, considered the approval of an Interim Sub-Advisory Agreement for each Acquired Fund at an in-person meeting on August 20, 2015.  The Independent Trustees met separately from the “interested” Trustees of the Trust and any officers of Touchstone Advisors, Russell or their affiliates to consider the approval of the Interim Sub-Advisory Agreements and were assisted by independent legal counsel in their deliberations.  The Board considered information provided at the August 20, 2015 Board meeting.  Among the matters considered by the Board, including the Independent Trustees, in connection with the approval of the Interim Sub-Advisory Agreements were the following:

Nature, Extent and Quality of Services Provided; Investment Personnel.  The Board considered information provided by Touchstone Advisors regarding the services to be provided by Russell.  The Board considered Russell’s level of knowledge and investment style.  The Board reviewed the experience and credentials of the investment personnel who would be responsible for managing the investment of portfolio securities with respect to the Acquired Funds.  The Board also took into consideration that Touchstone Advisors was satisfied with Russell’s in-house risk and compliance teams.

Profitability.  The Board took into consideration the financial condition of Russell and any direct and indirect benefits to be derived by Russell’s relationship with the Acquired Funds.  In considering the anticipated level of profitability to Russell, the Board noted the proposed contractual undertaking of Touchstone Advisors to maintain expense limitations for the Acquired Funds and also noted that the interim sub-advisory fee under each Interim Sub-Advisory Agreement would be paid by Touchstone Advisors out of the advisory fee that it receives from the applicable Acquired Fund, and that the interim sub-advisory fees were negotiated at arm’s length between

Touchstone Advisors and Russell.  As a consequence, the anticipated level of profitability to Russell from its relationship with the Acquired Funds was not a substantial factor in the Board’s deliberations. For similar reasons, the Board did not consider potential economies of scale in Russell’s management of the Acquired Funds to be a substantial factor in its consideration.

Interim Sub-Advisory Fee.  The Board considered that each Acquired Fund would pay an advisory fee to Touchstone Advisors and that Touchstone Advisors would pay an interim sub-advisory fee to Russell.  The Board compared Russell’s proposed interim sub-advisory fee to the sub-advisory fee paid to the current sub-advisor to each Acquired Fund, noting in each case that the proposed interim sub-advisory fee schedule was substantially lower than the current sub-advisory fee schedule.  The Board took into account the interim sub-advisory fees other Touchstone funds had paid for transition services provided by Russell, noting that the proposed interim sub-advisory fee for each Acquired Fund was comparable to those other fees.  For each Acquired Fund, the Board considered the amount of the advisory fee to be retained by Touchstone Advisors and the amount to be paid to Russell, with respect to the various services to be provided by Touchstone Advisors and Russell.  The Board also noted that Touchstone Advisors negotiated the interim sub-advisory fee for each Acquired Fund with Russell at arm’s length.

Fund Performance.  The Board also considered Russell’s investment performance and the performance record of each Acquired Fund under the management of its current sub-advisor.  The Trustees also noted that Russell has served as interim sub-advisor for four other Touchstone funds during sub-advisor transitions and that Touchstone Advisors was satisfied with Russell’s management of those funds.  Based upon their review, the Trustees concluded that the proposed interim sub-advisory fee for each Acquired Fund was reasonable in light of the services to be received by the Fund from Russell.

Conclusion. The Board reached the following conclusions regarding the Interim Sub-Advisory Agreement for each Acquired Fund: (a) Russell is qualified to manage the Acquired Fund’s assets in accordance with the Fund’s investment goal and policies; (b) Russell maintains an appropriate compliance program; (c) the Fund’s proposed interim sub-advisory fee is reasonable in relation to the services provided and fees charged to other Touchstone funds for transition periods; and (d) Russell’s proposed investment strategies are appropriate for managing the Fund during the transition period.  In considering the approval of the Interim Sub-Advisory Agreement for each Acquired Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee attributed different weights to the various factors.  Based on its conclusions, the Board determined that approval of the Interim Sub-Advisory Agreement for each Acquired Fund was in the best interests of the Acquired Fund and its shareholders.

Information About the Interim Sub-Advisor

Russell Implementation Services Inc. (previously defined as “Russell”), located at 1301 Second Avenue, 18th Floor, Seattle, Washington 98101, is a registered investment advisor that has been appointed to serve as the interim sub-advisor to each Acquired Fund from September 1, 2015 (for the Third Avenue Fund) or September 10, 2015 (for the Baron Fund) through the closing of the Reorganizations.  As interim sub-advisor, Russell will make investment decisions for each Acquired Fund and also ensure compliance with each Acquired Fund’s investment policies and guidelines.  Russell has been providing transition management services to clients since 1992.  Russell has transitioned nearly $2.3 trillion in assets for clients in over 2,400 transition events in the last three calendar years.  As of June 2015, Russell was managing 11 mandates with $2.1 billion in assets across a broad range of asset classes.

The name and principal occupation of the principal executive officers of Russell are listed below.

Name	Title and Occupation
Troy L. Rucker	Director, President and Chief Executive Officer
Kristin L. Gaerttner	Chief Compliance Officer
Kenneth W. William	Secretary and Chief Legal Officer
Matthew C. Moss	Director and Chief Financial Officer
Crista S. Dumais	Financial and Operations Principal
Jeffrey T. Hussey	Director

The address for each person listed above is 1301 Second Avenue, 18th Floor, Seattle, Washington 98101.

During the fiscal year ended December 31, 2014, Touchstone Advisors earned gross investment advisory fees of $259,535 for services provided to the Baron Fund and $234,351 for services provided to the Third Avenue Fund.  Of these amounts, Touchstone Advisors paid $197,741 in sub-advisory fees to BAMCO with respect to the Baron Fund and $146,469 in sub-advisory fees to Third Avenue with respect to the Third Avenue Fund during the last fiscal year.  If the Interim Sub-Advisory Agreements with Russell had been in effect during the fiscal year ended December 31, 2014, Touchstone Advisors would have paid Russell $59,322 in sub-advisory fees with respect to the Baron Fund and $70,305 in sub-advisory fees with respect to the Third Avenue Fund.  The percentage difference between the amount actually paid by Touchstone Advisors and the amount that would have been paid by Touchstone Advisors if the Interim Sub-Advisory Agreement with Russell had been in effect is (0.56%) for the Baron Fund and (0.26%) for the Third Avenue Fund.  For each Acquired Fund, Touchstone Advisors will use a portion of its advisory fee to pay Russell’s interim sub-advisory fee.  Because Touchstone Advisors will pay Russell’s interim sub-advisory fees out of its own fees received from the Acquired Funds, there will be no “duplication” of advisory fees paid.

Description of the Interim Sub-Advisory Agreements

The Interim Sub-Advisory Agreements for the Acquired Funds are substantially identical.  The Interim Sub-Advisory Agreements are attached to this Joint Proxy Statement/Prospectus as Exhibit D.  The contractual terms and conditions of the Interim Sub-Advisory Agreement for each Acquired Fund are similar to those of such Acquired Fund’s Prior Sub-Advisory Agreement.  A description of several important provisions of the Interim Sub-Advisory Agreements is set forth below and is qualified in its entirety by reference to Exhibit D.

General.  Russell will manage the investment and reinvestment of the portion of the assets of each Acquired Fund allocated to it by Touchstone Advisors (“Fund Assets”), subject to and in accordance with the investment goal, policies, and restrictions of the Fund and in conformity with the Fund’s currently effective registration statement.  Russell will make all determinations with respect to the investment of the Fund Assets and the purchase and sale of portfolio securities.  Russell also will determine the manner in which voting rights, rights to consent to corporate action and any other rights pertaining to the Fund Assets will be exercised.  Russell will provide regular reports to the Board.  Russell will place orders for portfolio transactions on behalf of each Acquired Fund in accordance with Trust policies and shall be responsible for obtaining the most favorable price and execution available for the Fund.

Compensation.  Pursuant to the terms of the Interim Sub-Advisory Agreement for each Acquired Fund, Touchstone Advisors will pay Russell a monthly fee based on the average daily net assets of the Fund, without regard to any total expense limitation of the Trust or Touchstone Advisors.  Each Acquired Fund’s interim sub-advisory fee is computed and accrued daily.

The interim sub-advisory fee rate payable to Russell with respect to each Acquired Fund was negotiated at arms-length, based on a variety of factors, including the value of the services to be provided, the investment characteristics of the Acquired Fund relative to other similar funds and the fees charged to comparable products within the industry.  There will be no change in the advisory fee rate paid by either Acquired Fund to Touchstone Advisors as a result of the appointment of Russell as the interim sub-advisor to the Fund.

Liability.  Under each Acquired Fund’s Interim Sub-Advisory Agreement, Russell has agreed to indemnify and hold harmless the Trust, Touchstone Advisors and all of their affiliated persons against any and all direct losses, claims, damages, or liabilities (including reasonable legal and other expenses) incurred by reason of or arising out of:  (a) Russell being in material violation of any applicable federal or state law, rule or regulation or any investment policy or restriction set forth in the Acquired Fund’s registration statement or any written guidelines or instruction provided in writing by the Board, or (b) Russell’s willful misfeasance, bad faith or gross negligence generally in the performance of its duties under the Interim Sub-Advisory Agreement or its reckless disregard of its obligations and duties under the Interim Sub-Advisory Agreement.

Limit on Trust Liability.  Under each Acquired Fund’s Interim Sub-Advisory Agreement, Russell agrees that (1) the Trust’s obligations to Russell under the Interim Sub-Advisory Agreement (or indirectly under the investment advisory agreement) shall be limited in any event to the Fund Assets and (2) Russell shall not seek satisfaction of any such obligation from the shareholders of the Acquired Fund, other than Touchstone Advisors, nor from any Trustee, officer, employee or agent of the Trust.

Term.  The terms of each Acquired Fund’s Interim Sub-Advisory Agreement provide for it to remain in effect from September 1, 2015 (for the Third Avenue Fund) or September 10, 2015 (for the Baron Fund) through the closing of the Reorganizations.

Amendment.  Each Acquired Fund’s Interim Sub-Advisory Agreement may be amended at any time by the parties to the Interim Sub-Advisory Agreement, subject to approval by the Board and, if required by applicable SEC rules and regulations, a vote of the majority of the outstanding voting securities of the Acquired Fund affected by such change.

Termination.  Each Acquired Fund’s Interim Sub-Advisory Agreement may be terminated at any time, without payment of any penalty, (i) by Touchstone Advisors upon not more than sixty (60) days’ nor less than thirty (30) days’ prior written notice; (ii) by Russell upon not less than sixty (60) days’ written notice; or (iii) by the Trust upon either (y) the majority vote of the Board or (z) the affirmative vote of a majority of the outstanding voting securities of the Acquired Fund.  Each Acquired Fund’s Interim Sub-Advisory Agreement will terminate automatically in the event of its “assignment” as such term is defined under the 1940 Act.  The same termination terms applied to each Acquired Fund’s Prior Sub-Advisory Agreement.

EXHIBIT A:  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of                     , 2015, among Touchstone Focused Fund (the “Acquiring Fund”), a series of Touchstone Variable Series Trust (the “Trust”), a Massachusetts business trust; [ACQUIRED FUND] (the “Acquired Fund,” and collectively with the Acquiring Fund, the “Funds”), a series of the Trust; and Touchstone Advisors, Inc. (for purposes of paragraph 9.1 only of this Agreement).  The Trust has its principal place of business at 303 Broadway, Suite 1100, Cincinnati, Ohio 45202.

WHEREAS, the reorganization (the “Reorganization”) will consist of (i) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for voting shares of beneficial interest, with no par value per share, of the Acquiring Fund (the “Acquiring Fund Shares”) and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund; and (ii) the pro rata distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation and termination of the Acquired Fund, all upon the terms and conditions in this Agreement;

WHEREAS, the parties intend that this Agreement be a plan of reorganization and that the Reorganization shall qualify as a reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”), and the Treasury Regulations promulgated thereunder;

WHEREAS, the Acquired Fund and the Acquiring Fund are each a separate investment series of an open-end registered management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and the Acquired Fund owns securities that generally are assets of the type and character in which the Acquiring Fund is permitted to invest;

WHEREAS, the Acquired Fund and the Acquiring Fund are authorized to issue their shares of beneficial interest;

WHEREAS, the Board of Trustees of the Trust, including a majority of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act, has determined that the Reorganization will be in the best interests of the Acquiring Fund and its shareholders and that the interests of the existing shareholders of the Acquiring Fund will not be diluted in value as a result of the Reorganization;

WHEREAS, the Board of Trustees of the Trust, including a majority of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act, has determined that the Reorganization will be in the best interests of the Acquired Fund and its shareholders and that the interests of the shareholders of the Acquired Fund will not be diluted in value as a result of the Reorganization;

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements in this Agreement, the parties hereto covenant and agree as follows:

ARTICLE I

TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR

THE ACQUIRING FUND SHARES AND ASSUMPTION OF ACQUIRED FUND

LIABILITIES AND LIQUIDATION OF THE ACQUIRED FUND

1.1                               THE EXCHANGE.  Subject to the terms and conditions of this Agreement and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of the Acquired Fund’s assets as set forth in paragraph 1.2 to the Acquiring Fund.  The Acquiring Fund agrees in exchange for the Acquired Fund’s assets (i) to deliver to the Acquired Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, computed in the manner and as of the time and date set forth in paragraphs 2.2 and 2.3; and (ii) to assume all of the liabilities of the Acquired Fund, as set forth in paragraph 1.3.  Such transactions shall take place at the Closing (as defined in paragraph 3.1 below).

1.2                               ASSETS TO BE ACQUIRED.  The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all property, including, without limitation, all cash, securities, commodities, interests in futures and dividends or interest receivables, that is owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund as of the Closing.

The Acquired Fund has provided the Acquiring Fund with its most recent audited financial statements, which contain a list of all of the Acquired Fund’s assets as of the date thereof.  The Acquired Fund represents that, as of the date of the execution of this Agreement, there have been no changes in its financial position as reflected in said financial statements other than those occurring in the ordinary course of its business in connection with the purchase and sale of portfolio securities, purchases and redemptions of Acquired Fund shares, the payment of its normal operating expenses and the distribution of its net income and net capital gain.  The Acquired Fund reserves the right to buy and sell any securities or other assets in accordance with its investment objective and policies.

1.3                               LIABILITIES TO BE ASSUMED.  The Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Valuation Time (as defined in paragraph 2.1 below).  The Acquiring Fund shall assume all of the Acquired Fund’s liabilities and obligations of any kind whatsoever, whether absolute, accrued, contingent or otherwise in existence as of the Closing.

1.4                               LIQUIDATION AND DISTRIBUTION.  On or as soon after the Closing as is practicable (the “Liquidation Date”), (a) the Acquired Fund will completely liquidate and distribute pro rata to the Acquired Fund’s shareholders of record, determined as of the Closing (the “Acquired Fund Shareholders”), the Acquiring Fund Shares (as set forth in paragraph 2.3) received by the Acquired Fund pursuant to paragraph 1.1; and (b) the Acquired Fund will proceed to terminate in accordance with applicable laws of the Commonwealth of Massachusetts as set forth in paragraph 1.8 below.  Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders and representing the respective pro rata number of the Acquiring Fund Shares due such shareholders.  All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund and will be null and void.  The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange, except for any global certificate or certificates required by a securities depository in connection with the establishment of book-entry ownership of the shares.  Acquiring Fund Shares distributed to Acquired Fund Shareholders will be reflected on the books of the Acquiring Fund as uncertificated shares.

1.5                               OWNERSHIP OF SHARES.  Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent.  Acquiring Fund Shares will be issued in the manner described in the Proxy Statement/Prospectus on Form N-14 (the “Proxy Statement/Prospectus”), which will be distributed to shareholders of the Acquired Fund as described in paragraph 8.4.

1.6                               TRANSFER TAXES.  Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund shares on the books of the Acquired Fund as of the Closing shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

1.7                               REPORTING RESPONSIBILITY.  Any reporting responsibility of the Acquired Fund is and shall remain the responsibility of the Acquired Fund up to and including the Closing Date and such later date on which the Acquired Fund is terminated.

1.8                               TERMINATION.  The Trust shall take all necessary and appropriate steps under applicable law to terminate the Acquired Fund promptly following the Closing and the making of all distributions pursuant to paragraph 1.4.

ARTICLE II

VALUATION

2.1                               VALUATION OF ASSETS.  The value of the Acquired Fund’s assets to be acquired by the Acquiring Fund and the amount of the Acquired Fund’s liabilities to be assumed by the Acquiring Fund shall be computed as of the close of business on the New York Stock Exchange on the Closing Date (the “Valuation Time”), using the valuation procedures set forth in the Trust’s Declaration of Trust (as amended from time to time, the “Declaration of Trust”) and the Acquired Fund’s then current prospectus and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the Funds.

2.2                               VALUATION OF SHARES.  The net asset value per share of the Acquiring Fund and the Acquired Fund shall be the net asset value per share of such Fund computed as of the Valuation Time, using the valuation procedures set forth in the Trust’s Declaration of Trust and the Acquiring Fund’s then current prospectus and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the Funds.

2.3                               SHARES TO BE ISSUED.  The number of full and fractional Acquiring Fund Shares to be issued in exchange for the Acquired Fund’s net assets shall be determined by multiplying the outstanding shares of the Acquired Fund by the ratio computed by dividing the net asset value per share of the Acquired Fund by the net asset value per share of the Acquiring Fund (as set forth below) as of the Valuation Time, determined in accordance with paragraph 2.2.

2.4                               DETERMINATION OF VALUE.  All computations of value shall be made by BNY Mellon Investment Servicing (US) Inc., the Acquiring Fund’s and the Acquired Fund’s accounting agent, in accordance with its regular practice in pricing the shares and assets of the Acquiring Fund and the Acquired Fund.

ARTICLE III

CLOSING AND CLOSING DATE

3.1                               CLOSING DATE.  The closing of the Reorganization (the “Closing”) shall take place on December 4, 2015 or such other date as the Funds may agree (the “Closing Date”).  All acts taking place at the Closing shall be deemed to take place simultaneously as of 5:00 p.m. Eastern Time on the Closing Date unless otherwise provided.  The Closing shall be held as of 5:00 p.m. Eastern Time at the offices of the Trust, or at such other time or place as the Funds may agree.

3.2                               EFFECT OF SUSPENSION IN TRADING.  In the event that on the Closing Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereon shall be restricted; or (b) trading or the reporting of trading on said exchange or elsewhere shall be disrupted so that an accurate determination of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day on which trading shall have been fully resumed and reporting shall have been restored or such other date as the Funds may agree.

3.3                               TRANSFER AGENT’S CERTIFICATE.  As of the Closing, the Acquired Fund shall cause its transfer agent to deliver to the Acquiring Fund a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder as of the Closing.  As of the Closing, the Acquiring Fund shall cause its transfer agent to issue and deliver to the Secretary of the Trust a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date or otherwise provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund.  At the Closing, each Fund shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts and other documents as such other Fund or its counsel may reasonably request.

3.4                               CUSTODIAN’S CERTIFICATE.  As of the Closing or as soon as practicable thereafter, the Acquired Fund shall cause its custodian to deliver to the Acquiring Fund a certificate of an authorized officer stating that:  (a) the Acquired Fund’s portfolio securities, cash and any other assets have been delivered in proper form to the Acquiring Fund as of the final settlement date for such transfers; and (b) all necessary taxes, including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment shall have been made, in conjunction with the delivery of such portfolio securities, cash and any other assets by the Acquired Fund.  As of the Closing or as soon as practicable thereafter, the Acquiring Fund shall cause its custodian to deliver to the Acquired Fund a certificate of an authorized officer acknowledging that the Acquiring Fund has received the Acquired Fund’s portfolio securities, cash and any other assets as of the final settlement date for such transfers.

ARTICLE IV

REPRESENTATIONS AND WARRANTIES

4.1                               REPRESENTATIONS OF THE ACQUIRED FUND.  The Trust, on behalf of the Acquired Fund, represents and warrants to the Acquiring Fund as follows:

(a)                                 The Acquired Fund is a separate investment series of the Trust, a business trust duly organized, validly existing and in good standing under the laws of Massachusetts.

(b)                                 The Acquired Fund is a separate investment series of the Trust, which is registered as an investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act is in full force and effect.

(c)                                  The current prospectus and statement of additional information of the Acquired Fund conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the “1933 Act”), the 1940 Act and the rules and regulations of the Commission under such Acts and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements, in light of the circumstances under which they were made, not misleading.

(d)                                 The Acquired Fund is not, and the execution, delivery, and performance of this Agreement will not result, in violation of any provision of the Trust’s Declaration of Trust or By-Laws (as amended from time to time, the “By-Laws”) or of any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Fund is a party or by which it is bound.

(e)                                  The Acquired Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it on or prior to the Closing Date, except for liabilities, if any, to be discharged as provided in paragraph 1.3.

(f)                                   Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is currently pending or to the Acquired Fund’s knowledge threatened against the Acquired Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business or its ability to carry out the Reorganization.  The Acquired Fund knows of no facts that might form the basis for the institution of any such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that is reasonably likely to materially and adversely affect its business or its ability to consummate the Reorganization or the transactions contemplated herein.

(g)                                  The audited financial statements of the Acquired Fund as of December 31, 2014 and for the fiscal year then ended have been prepared in accordance with generally accepted accounting principles in the United States of America consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Acquired Fund as of such date, and there are no known contingent liabilities of the Acquired Fund as of such date not disclosed therein.

(h)                                 The financial statements of the Acquired Fund as of June 30, 2015 and for the six-month period then ended have been prepared in accordance with generally accepted accounting principles in the United States of America consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Acquired Fund as of such date, and there are no known contingent liabilities of the Acquired Fund as of such date not disclosed therein.

(i)                                     Since the date of the financial statements referred to in subparagraph (h) above, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund.  For the purposes of this subparagraph (i), a decline in the net asset value of the Acquired Fund shall not constitute a material adverse change.

(j)                                    All federal, state, local and other tax returns and reports of the Acquired Fund required by law to be filed by it (taking into account permitted extensions for filing) have been timely filed and are complete and correct in all material respects.  All federal, state, local and other taxes of the Acquired Fund required to be paid (whether or not shown as due on any such return or report) have been paid, or provision shall have been made for the payment thereof, and any such unpaid taxes as of the dates of the financial statements referred to in subparagraphs (g) and (h) above are properly reflected on such financial statements.  To the Acquired Fund’s knowledge, no tax authority is currently auditing or preparing to audit the Acquired Fund, and no assessment or deficiency for taxes, interest, additions to tax or penalties has been asserted against the Acquired Fund.

(k)                                 For each taxable year of its operations (including the taxable year ending on the Closing Date), the Acquired Fund has been or will be treated as a separate corporation for federal income tax purposes pursuant to Section 851(g) of the Code, has met or will meet the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been and will be eligible to compute and has computed and will compute its federal income tax under Section 852 of the Code, and will have distributed on or prior to the Closing Date all its investment company taxable income (determined without regard to the deduction for dividends paid), the excess of its interest income excludable from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code and its net capital gain (as such terms are defined in the Code) after reduction for any available capital loss carryover as of the Closing Date, in each case that has accrued or will accrue on or prior to the Closing Date.

(l)                                     The Acquired Fund is not under the jurisdiction of a court in a “Title 11 or similar case” within the meaning of Section 368(a)(3)(A) of the Code.

(m)                             All issued and outstanding shares of the Acquired Fund are, and at the Closing will be, duly and validly issued and outstanding, fully paid and non-assessable by the Acquired Fund.  All of the issued and outstanding shares of the Acquired Fund will, at the Closing, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.3.  The Acquired Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquired Fund shares, nor is there outstanding any security convertible into any Acquired Fund shares.

(n)                                 At the Closing, the Acquired Fund will have good and marketable title to the Acquired Fund’s assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2 and full right, power and authority to sell, assign, transfer and deliver such assets hereunder, and, upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title, subject to no restrictions on the full transfer, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund and accepted by the Acquiring Fund.

(o)                                 The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Trust’s Board of Trustees and, subject to the approval of the Acquired Fund shareholders, this Agreement constitutes a valid and legally binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(p)                                 The information furnished by the Acquired Fund for use in “no-action” letters, applications for orders, registration statements, proxy materials and other documents that may be necessary in connection with the Reorganization is accurate and complete in all material respects and complies in all material respects with applicable federal securities and other laws and regulations.

(q)                                 The Acquired Fund has provided the Acquiring Fund with information reasonably necessary for the preparation of the Proxy Statement/Prospectus, all of which has been included in a Registration Statement on Form N-14 of the Acquiring Fund (the “Registration Statement”), in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), and the 1940 Act in connection with the Reorganization.  The Proxy Statement/Prospectus included in the Registration Statement (other than information that relates to the Acquiring Fund and any other fund described other than the Acquired Fund) does not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

4.2                               REPRESENTATIONS OF THE ACQUIRING FUND.  The Trust, on behalf of the Acquiring Fund, represents and warrants to the Acquired Fund as follows:

(a)                                 The Acquiring Fund is a separate investment series of the Trust, a business trust duly organized, validly existing and in good standing under the laws of Massachusetts.

(b)                                 The Acquiring Fund is a separate investment series of the Trust, which is registered as an investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

(c)                                  The current prospectus and statement of additional information of the Acquiring Fund, as of the date of the Proxy Statement/Prospectus, conform in all material respects to the applicable requirements of the 1933 Act, the 1940 Act and the rules and regulations of the Commission under such Acts and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements, in light of the circumstances under which they were made, not misleading.

(d)                                 The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in violation of any provision of the Trust’s Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund is a party or by which it is bound.

(e)                                  Except as otherwise disclosed in writing to the Acquired Fund and accepted by the Acquired Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is currently pending or to the Acquiring Fund’s knowledge threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business or its ability to carry out the Reorganization.  The Acquiring Fund knows of no facts that might form the basis for the institution of any such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that is reasonably likely to materially and adversely affect its business or its ability to consummate the Reorganization or the transactions contemplated herein.

(f)                                   The audited financial statements of the Acquiring Fund as of December 31, 2014 and for the fiscal year then ended have been prepared in accordance with generally accepted accounting principles in the United States of America consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date not disclosed therein.

(g)                                  The financial statements of the Acquiring Fund as of June 30, 2015 and for the six-month period then ended have been prepared in accordance with generally accepted accounting principles in the United States of America consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date not disclosed therein.

(h)                                 Since the date of the financial statements referred to in subparagraph (g) above, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund.  For the purposes of this subparagraph (h), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.

(i)                                     All federal, state, local and other tax returns and reports of the Acquiring Fund required by law to be filed by it (taking into account permitted extensions for filing) have been timely filed and are complete and correct in all material respects.  All federal, state, local and other taxes of the Acquiring Fund required to be paid (whether or not shown as due on any such return or report) have been paid, or provision shall have been made for the payment thereof, and any such unpaid taxes as of the dates of the financial statements referred to in subparagraphs (f) and (g) above are properly reflected on such financial statements.  To the Acquiring Fund’s knowledge, no tax authority is currently auditing or preparing to audit the Acquiring Fund, and no assessment or deficiency for taxes, interest, additions to tax or penalties has been asserted against the Acquiring Fund.

(j)                                    For each taxable year of its operations, the Acquiring Fund has been treated as a separate corporation for federal income tax purposes pursuant to Section 851(g) of the Code, has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such and has been eligible to compute and has computed its federal income tax under Section 852 of the Code.  In addition, the Acquiring Fund will satisfy each of the foregoing with respect to its taxable year that includes the Closing Date.

(k)                                 All issued and outstanding Acquiring Fund Shares are, and at the Closing will be, duly and validly issued and outstanding, fully paid and non-assessable by the Acquiring Fund.  The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares.

(l)                                     The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Trust’s Board of Trustees and, subject to the approval of the Acquired Fund shareholders, this Agreement constitutes a valid and legally binding obligation of the Acquiring Fund enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(m)                             The Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement will, at the Closing, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares and will be fully paid and non-assessable by the Acquiring Fund.

(n)                                 The information furnished by the Acquiring Fund for use in “no-action” letters, applications for orders, registration statements, proxy materials and other documents that may be necessary in connection with the Reorganization is accurate and complete in all material respects and complies in all material respects with applicable federal securities and other laws and regulations.

(o)                                 The Proxy Statement/Prospectus included in the Registration Statement does not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading (except with respect to such information that relates to the Acquired Fund that has been provided by the Acquired Fund pursuant to paragraph 4.1(q)).

(p)                                 The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and such of the state “Blue Sky” or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

ARTICLE V

COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

5.1                               OPERATION IN ORDINARY COURSE.  Each of the Acquiring Fund and the Acquired Fund will operate its business in the ordinary course between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business will include purchases and redemptions of shares, customary dividends and distributions and any other distributions necessary or desirable to avoid federal income or excise taxes.

5.2                               SHAREHOLDER MEETING.  The Acquired Fund will call a meeting of the Acquired Fund shareholders to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.3                               INVESTMENT REPRESENTATION.  The Acquired Fund covenants that the Acquiring Fund Shares to be issued are not being acquired for the purpose of making any distribution other than in accordance with the terms of this Agreement.

5.4                               ADDITIONAL INFORMATION.  The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund shares.

5.5                               FURTHER ACTION.  Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all action and do, or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the Reorganization, including any actions required to be taken after the Closing Date.

5.6                               TAX STATUS OF REORGANIZATION.  It is the intention of the Funds that the transaction contemplated by this Agreement with respect to the Acquired Fund and the Acquiring Fund will qualify as a reorganization within the meaning of Section 368(a) of the Code.  Except as otherwise expressly provided in this Agreement, none of the Trust, the Acquired Fund or the Acquiring Fund shall take any action or cause any action to be taken (including without limitation the filing of any tax return) that is inconsistent with such treatment or results in the failure of the transaction to qualify as a reorganization within the meaning of Section 368(a) of the Code.  At or prior to the Closing, the parties to this Agreement will take such reasonable action, or cause such action to be taken, as is reasonably necessary to enable Vedder Price P.C. to render the tax opinion contemplated by paragraph 8.6.

ARTICLE VI

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

The obligations of the Acquired Fund to consummate the Reorganization shall be subject, at its election, to the performance by the Acquiring Fund of all of the obligations to be performed by it at or before the Closing, and, in addition, the following further condition:

6.1                               All representations and warranties of the Acquiring Fund contained in this Agreement shall be true and correct as of the date of this Agreement and as of the Closing with the same force and effect as if made at and as of the Closing.  The Acquiring Fund shall have delivered to the Acquired Fund at the Closing a certificate executed in its name by the Trust’s President or Vice President, in form and substance reasonably satisfactory to the Acquired Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquired Fund shall reasonably request.

ARTICLE VII

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of the Acquiring Fund to complete the Reorganization shall be subject, at its election, to the performance by the Acquired Fund of all of the obligations to be performed by it at or before the Closing and, in addition, the following conditions:

7.1                               All representations and warranties of the Acquired Fund contained in this Agreement shall be true and correct as of the date of this Agreement and as of the Closing with the same force and effect as if made at and as of the Closing.  The Acquired Fund shall have delivered to the Acquiring Fund at the Closing a certificate executed in its name by the Trust’s President or Vice President, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

7.2                               The Acquired Fund shall have delivered to the Acquiring Fund a statement of the Acquired Fund’s assets and liabilities, together with a list of the Acquired Fund’s portfolio securities showing the tax basis of such securities by lot and the holding periods of such securities, as of the Closing, certified by the Treasurer or Assistant Treasurer of the Trust.

ARTICLE VIII

FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING

FUND AND THE ACQUIRED FUND

If any of the conditions set forth below in this Article VIII have not been satisfied at or before the Closing with respect to the Acquired Fund or the Acquiring Fund, the other Fund shall, at its option, not be required to consummate the Reorganization:

8.1                               This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of the Trust’s Declaration of Trust and the 1940 Act.  Notwithstanding anything in this Agreement to the contrary, neither the Acquired Fund nor the Acquiring Fund may waive the condition set forth in this paragraph 8.1.

8.2                               On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act, and no action, suit or other proceeding shall be pending or threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the Reorganization.

8.3                               All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state “Blue Sky” securities authorities, including any necessary “no-action” positions of and exemptive orders from such federal and state authorities) to permit consummation of the Reorganization shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party may for itself waive any of such conditions.

8.4                               The Registration Statement shall have become effective under the 1933 Act, no stop order suspending the effectiveness of the Registration Statement shall have been issued and, to the best knowledge of the parties, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.  The Acquired Fund and the Acquiring Fund shall have distributed, or caused to be distributed, copies of the Proxy Statement/Prospectus to Acquired Fund shareholders of record as and in the manner required by the 1933 Act, the 1934 Act and the 1940 Act.

8.5                               The Acquired Fund shall have declared and paid a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the Acquired Fund’s shareholders at least (i) all of the Acquired Fund’s investment company taxable income (within the meaning of Section 852(b)(2) of the Code) for all taxable years or periods ending on or before the Closing Date (computed without regard to any deduction for dividends paid); (ii) the excess of the Acquired Fund’s interest income excludable from gross income under Section 103(a) of the Code over its disallowed deductions under Sections 265 and 171(a)(2) of the Code for all taxable years or periods ending on or before the Closing Date; and (iii) all of the Acquired Fund’s net capital gain (as defined in Section 1222(11) of the Code) realized in all taxable years or periods ending on or before the Closing Date (after reduction for any available capital loss carryforward).

8.6                               Each of the Acquiring Fund and the Acquired Fund shall have received an opinion of Vedder Price P.C. substantially to the effect that, for federal income tax purposes:

(a)                                 The transfer by the Acquired Fund of substantially all its assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of substantially all the liabilities of the Acquired Fund, immediately followed by the pro rata distribution of all the Acquiring Fund Shares so received by the Acquired Fund to the Acquired Fund’s shareholders of record in complete liquidation of the Acquired Fund, will constitute a “reorganization” within the meaning of Section 368(a)(1) of the Code, and the Acquiring Fund and the Acquired Fund will each be “a party to a reorganization,” within the meaning of Section 368(b) of the Code, with respect to the Reorganization.

(b)                                 No gain or loss will be recognized by the Acquiring Fund upon the receipt of substantially all the assets of the Acquired Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of substantially all the liabilities of the Acquired Fund.

(c)                                  No gain or loss will be recognized by the Acquired Fund upon the transfer of substantially all its assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of substantially all the liabilities of the Acquired Fund or upon the distribution (whether actual or constructive) of the Acquiring Fund Shares so received to the Acquired Fund’s shareholders solely in exchange for such shareholders’ shares of the Acquired Fund in complete liquidation of the Acquired Fund.

(d)                                 No gain or loss will be recognized by the Acquired Fund’s shareholders upon the exchange, pursuant to the Reorganization, of all their shares of the Acquired Fund solely for Acquiring Fund Shares.

(e)                                  The aggregate basis of the Acquiring Fund Shares received by each Acquired Fund Shareholder pursuant to the Reorganization will be the same as the aggregate basis of the Acquired Fund shares exchanged therefor by such shareholder.

(f)                                   The holding period of the Acquiring Fund Shares received by each Acquired Fund Shareholder in the Reorganization will include the period during which the shares of the Acquired Fund exchanged therefor were held by such shareholder, provided such Acquired Fund shares were held as capital assets at the effective time of the Reorganization.

(g)                                  The basis of the assets of the Acquired Fund received by the Acquiring Fund will be the same as the basis of such assets in the hands of the Acquired Fund immediately before the effective time of the Reorganization.

(h)                                 The holding period of the assets of the Acquired Fund received by the Acquiring Fund will include the period during which such assets were held by the Acquired Fund.

No opinion will be expressed as to (1) the effect of the Reorganization on the Acquired Fund, the Acquiring Fund or any Acquired Fund Shareholder with respect to any asset (including without limitation any stock held in a passive foreign investment company as defined in Section 1297(a) of the Code) as to which any unrealized gain or loss is required to be recognized for federal income tax purposes (i) at the end of a taxable year or upon the termination thereof, or (ii) upon the transfer of such asset regardless of whether such transfer would otherwise be a non-taxable transaction under the Code, or (2) any other federal tax issues (except those set forth above) and all state, local or foreign tax issues of any kind.

Such opinion shall be based on customary assumptions and limitations and such representations as Vedder Price P.C. may reasonably request.  The Acquired Fund and Acquiring Fund will cooperate to make and certify the accuracy of such representations.  Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed.  Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.6.

ARTICLE IX

EXPENSES

9.1                               Except as otherwise provided, all expenses of the Reorganization incurred by the Acquired Fund and the Acquiring Fund, whether incurred on, before or after the date of this Agreement, will be borne by Touchstone Advisors, Inc., the investment advisor to the Trust and the Funds.  Such expenses include, without limitation, (a) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement; (b) expenses associated with the preparation and filing of the Registration Statement under the 1933 Act covering the Acquiring Fund Shares to be issued pursuant to the provisions of this Agreement; (c) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Acquiring Fund Shares to be issued in each state in which the Acquired Fund Shareholders are residents as of the date of the mailing of the Proxy Statement/Prospectus to such shareholders; (d) postage; (e) printing; (f) accounting fees; (g) legal fees; and (h) shareholder solicitation costs.

9.2                               Notwithstanding the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another party of such expenses would result in the disqualification of the Acquired Fund or the Acquiring Fund, as the case may be, as a regulated investment company within the meaning of Section 851 of the Code.

ARTICLE X

ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1                        The Acquiring Fund and the Acquired Fund agree that neither party has made any representation, warranty or covenant not set forth in this Agreement and that this Agreement constitutes the entire agreement between the Funds.

10.2                        The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement shall not survive the consummation of the Reorganization.

ARTICLE XI

TERMINATION

11.1                        This Agreement may be terminated by the mutual agreement of the Acquiring Fund and the Acquired Fund.  In addition, either the Acquiring Fund or the Acquired Fund may at its option terminate this Agreement at or prior to the Closing because:

(a)                                 of a breach by the other of any representation, warranty or agreement contained in this Agreement to be performed at or prior to the Closing, if not cured within 30 days; or

(b)                                 a condition in this Agreement expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

11.2                        In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of the Acquiring Fund, the Acquired Fund, the Trust or its Trustees or officers to the other party, but Touchstone Advisors, Inc. shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement as provided in paragraph 9.1.

ARTICLE XII

AMENDMENTS

12.1                        This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Trust.

ARTICLE XIII

HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;

LIMITATION OF LIABILITY

13.1                        The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

13.2                        This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

13.3                        This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts, without giving effect to the conflicts of laws provisions of that state; provided, that, in the case of any conflict between those laws and the federal securities laws, the latter shall govern.

13.4                        This Agreement shall bind and inure to the benefit of the Funds and their respective successors and assigns, but no assignment or transfer of any rights or obligations under this Agreement shall be made by any Fund without the written consent of the other Fund.  Nothing in this Agreement expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties and their respective successors and permitted assigns, any rights or remedies under or by reason of this Agreement.

13.5                        With respect to the Trust, the names used in this Agreement refer respectively to the Trust and the Funds and, as the case may be, the Trustees, as trustees but not individually or personally, acting in the case of the Trust under organizational documents that have been filed in Massachusetts and are also on file at the principal office of the Trust.  The obligations of the Trust entered into in the name or on behalf of any of the Trustees, representatives or agents of the Trust are made not individually, but in such capacities, and are not binding upon any of the Trustees, shareholders or representatives of the Trust personally, but bind only the property of the applicable Fund, and all persons dealing with the Acquired Fund or the Acquiring Fund must look solely to property belonging to the Acquired Fund or the Acquiring Fund, as the case may be, for the enforcement of any claims against the Acquired Fund or the Acquiring Fund, respectively.

[Signature Page Follows]

IN WITNESS WHEREOF, the parties hereto have duly executed this Agreement, all as of the date first written above.

TOUCHSTONE VARIABLE SERIES TRUST,
on behalf of Touchstone Focused Fund

By:

Name:

Title:

TOUCHSTONE VARIABLE SERIES TRUST,
on behalf of [ACQUIRED FUND]

By:

Name:

Title:

For purposes of paragraph 9.1 only:

TOUCHSTONE ADVISORS, INC.

By:

Name:

Title:

By:

Name:

Title:

EXHIBIT B:  FUNDAMENTAL INVESTMENT LIMITATIONS

A fundamental investment limitation cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund’s outstanding shares.  The term “majority of the outstanding shares” means the vote of (i) 67% or more of a Fund’s shares present at a meeting, if more than 50% of the outstanding shares of a Fund are present or represented by proxy, or (ii) more than 50% of a Fund’s outstanding shares, whichever is less.  Each Fund has the same fundamental investment limitations, which are set forth below.  The Focused Fund and the Third Avenue Fund are non-diversified funds.  The Baron Fund is a diversified fund.

	Focused Fund	Baron Fund	Third Avenue Fund
Senior Securities	The Fund may not issue senior securities except as permitted by the 1940 Act, any rule, regulation or order under the 1940 Act or any SEC staff interpretation of the 1940 Act.	Same as Focused Fund.	Same as Focused Fund.

Borrowing	The Fund may not engage in borrowing except as permitted by the 1940 Act, any rule, regulation or order under the 1940 Act or any SEC staff interpretation of the 1940 Act.	Same as Focused Fund.	Same as Focused Fund.

Underwriting

The Fund may not underwrite securities issued by other persons, except to the extent that, in connection with the sale or disposition of portfolio securities, the Fund may be deemed to be an underwriter under certain federal securities laws or in connection with investments in other investment companies.

		Same as Focused Fund.	Same as Focused Fund.

Concentration of Investments

The Fund may not purchase the securities of an issuer (other than securities issued or guaranteed by the U.S. government, its agencies or its instrumentalities) if, as a result, more than 25% of the Funds’ total assets would be invested in the securities of companies whose principal business activities are in the same industry.

		Same as Focused Fund.	Same as Focused Fund.

	Focused Fund	Baron Fund	Third Avenue Fund
Real Estate

The Fund may not purchase or sell real estate except that the Fund may (i) hold and sell real estate acquired as a result of the Funds’ ownership of securities or other instruments; (ii) purchase or sell securities or other instruments backed by real estate, or interests in real estate; and (iii) purchase or sell securities of entities or investment vehicles, including real estate investment trusts, that invest, deal or otherwise engage in transactions in real estate or interests in real estate.

		Same as Focused Fund.	Same as Focused Fund.

Commodities

The Fund may not purchase or sell physical commodities except that the Fund may (i) hold and sell physical commodities acquired as a result of the Funds’ ownership of securities or other instruments; (ii) purchase or sell securities or other instruments backed by physical commodities; (iii) purchase or sell options, and (iv) purchase or sell futures contracts.

		Same as Focused Fund.	Same as Focused Fund.

Loans

The Fund may not make loans to other persons except that the Fund may (i) engage in repurchase agreements; (ii) lend portfolio securities, (iii) purchase debt securities; (iv) purchase commercial paper; and (v) enter into any other lending arrangement permitted by the 1940 Act, any rule, regulation or order under the 1940 Act or any SEC staff interpretation of the 1940 Act.

		Same as Focused Fund.	Same as Focused Fund.

	Focused Fund	Baron Fund	Third Avenue Fund
Diversification	—	The Fund may not purchase securities of an issuer that would cause the Fund to fail to satisfy the diversification requirement for a diversified management company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.	—

The following descriptions of certain provisions of the 1940 Act may assist investors in understanding the above policies and restrictions:

1.  Diversification.  Under the 1940 Act, a diversified investment management company, as to 75% of its total assets, may not purchase securities of any issuer (other than securities issued or guaranteed by the U.S. government, its agents or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s outstanding voting securities would be held by the Fund.

2.  Borrowing.  The 1940 Act allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets.)

3.  Underwriting.  Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly.  Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

4.  Lending.  Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies.  Each Fund’s current investment policy on lending is set forth above.

5.  Senior Securities.  Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness.  The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments and derivative transactions, with appropriate earmarking or segregation of assets to cover such obligation.

Non-fundamental Operating Policies.  The Funds have adopted additional restrictions as a matter of “operating policy.”  These restrictions are non-fundamental and may be changed by the Board without a shareholder vote.  Except for the limitations on borrowings and illiquid securities, if a percentage restriction on investment or use of assets set forth below is adhered to at the time a transaction is effected, later changes in percentage resulting from changing market values or other circumstances will not be considered a deviation from a policy.

The following non-fundamental operating policy is applicable only to the Focused Fund and the Baron Fund:

Each Fund may not change its policy of investing, under normal circumstances, at least 80% of its net assets (defined as net assets, plus the amount of any borrowings for investment purposes), in investments suggested by the Fund’s name as described in the prospectus, without providing shareholders with at least 60-days prior notice of such change.

The following non-fundamental operating policies are applicable only to the Focused Fund:

1.              The Focused Fund intends to borrow money only as a temporary measure for extraordinary or emergency purposes.  In addition, the Focused Fund may engage in reverse repurchase agreements, forward roll transactions involving mortgage-backed securities or other investment techniques entered into for the purpose of leverage.

2.              The following activities will not be considered to be issuing senior securities with respect to the Focused Fund: (a) collateral arrangements in connection with any type of option, futures contract, forward contract or swap; (b) collateral arrangements in connection with initial and variation margin; (c) a pledge, mortgage or hypothecation of the Fund’s assets to secure its borrowings; or (d) a pledge of the Fund’s assets to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute.

The following non-fundamental operating policies are applicable only to the Baron Fund and the Third Avenue Fund:

1.              Each Fund does not currently intend to borrow money or issue senior securities, except that the Third Avenue Fund may borrow in an amount up to 10% of its total assets from banks for extraordinary or emergency purposes such as meeting anticipated redemptions, and may pledge its assets in connection with such borrowing.  The Baron Fund may borrow money from banks on an unsecured basis and may pay interest thereon in order to raise additional cash for investment or to meet redemption requests. The Baron Fund may not borrow amounts in excess of 20% of its total assets taken at cost or at market value, whichever is lower, and then only from banks as a temporary measure for extraordinary or emergency purposes.  If such borrowings exceed 5% of the Baron Fund’s total assets, the Fund will make no further investments until such borrowing is repaid.  It is the current intention of the Baron Fund not to borrow money in excess of 5% of its assets.  The Baron Fund may pledge up to 10% of its total assets, and the Third Avenue Fund may pledge up to 5% of its total assets, as security for such borrowing.  For purposes of this restriction, the deposit of initial or maintenance margin in connection with futures contracts will not be deemed to be a pledge of the assets of a Fund.

2.              Each Fund does not currently intend to mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by such Fund except as may be necessary in connection with permitted borrowings and then not in excess of 10% (in the case of the Baron Fund) or 5% (in the case of the Third Avenue Fund), provided that this does not prohibit escrow, collateral or margin arrangements in connection with the use of options, futures contracts and options on futures contracts by a Fund that may use options or futures strategies.

3.              Each Fund does not currently intend to purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that a Fund that may use options or futures strategies and may make margin deposits in connection with its use of options, futures contracts and options on futures contracts.

4.              Each Fund does not currently intend to make short sales of securities or maintain a short position, except to the extent described in its prospectus or SAI.

The following non-fundamental operating policies are applicable only to the Baron Fund:

The Fund may:

1.              write call options if the calls written by the Fund are covered throughout the life of the option.  A call is covered if the Fund (i) owns the optioned securities, (ii) has an immediate right to acquire such securities, without additional consideration, upon conversion or exchange of securities currently held in the Fund or (iii) in the case of options on certain U.S. government securities or which are settled in cash, the Fund maintains, in a segregated account with the custodian, cash or U.S. government securities or other appropriate high-grade debt obligations with a value sufficient to meet its obligations under the call.

2.              write listed put options only if they are secured.  A put is secured if the Fund (i) maintains in a segregated account with the custodian, cash or U.S. government securities or other appropriate high-grade debt obligations with a value equal to the exercise price or (ii) holds a put on the same underlying security at an equal or greater exercise price.

3.              The Fund may purchase a put or call option, including any straddles or spreads, only if the value of its premium, when aggregated with the premiums on all other options held by the Fund, does not exceed 5% of the Fund’s total assets.

4.              The Fund does not currently intend to purchase or sell futures contracts or related options if, immediately thereafter, the sum of the amount of initial margin deposits on the Fund’s existing futures positions and margin and premiums paid for related options would exceed 5% of the market value of the Fund’s total assets.  For purposes of this guideline, options on futures contracts and foreign currency options traded on a commodities exchange will be considered related options.

5.              The Fund does not currently intend to enter into futures contracts, options on futures contracts or foreign currency options traded on a commodities exchange for which the aggregate initial margin and premiums exceed 5% of a Fund’s total assets (calculated in accordance with regulations of the Commodities Futures Trading Commission).

EXHIBIT C:  CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

The shareholders of the Acquired Funds at the close of business on the Record Date will be entitled to be present and vote at the Special Meeting with respect to shares of the Acquired Funds owned as of the Record Date.  As of the Record Date, the total number of shares of each of the Funds outstanding and, in the case of the Acquired Funds, entitled to vote was as follows:

Fund	Number of Shares
Touchstone Focused Fund
Touchstone Baron Small Cap Growth Fund
Touchstone Third Avenue Value Fund

As of the Record Date, the Officers and Trustees of the Trust owned less than 1% of the shares of any of the Acquiring Fund or any Acquired Fund.

As of the Record Date, the following persons owned of record or beneficially 5% or more of the outstanding shares of the Funds.  A shareholder who owns beneficially 25% or more of the outstanding securities of a Fund is presumed to “control” the Fund as defined in the 1940 Act.  Such control may affect the voting rights of other shareholders.

Fund	Name and Address	Number of Shares	Percentage of Ownership of Fund Before the Reorganizations	Percentage of Ownership of Combined Focused Cap Fund after the Reorganizations

Touchstone Focused Fund

Touchstone Baron Small Cap Growth Fund

Touchstone Third Avenue Value Fund

* Shares are held beneficially

C-1

EXHIBIT D:  INTERIM SUB-ADVISORY AGREEMENTS

TOUCHSTONE BARON SMALL CAP GROWTH FUND
TOUCHSTONE VARIABLE SERIES TRUST

THIS INTERIM SUB-ADVISORY AGREEMENT (the “Agreement”) is made as of September 10, 2015, between TOUCHSTONE ADVISORS, INC., an Ohio corporation (the “Advisor”), and RUSSELL IMPLEMENTATION SERVICES INC., a Washington corporation (the “Interim Sub-Advisor”).

WHEREAS, the Advisor is an investment adviser registered under the Investment Advisers Act of 1940, as amended (the “Advisers Act”) and has been retained by Touchstone Variable Series Trust (the “Trust”), a Massachusetts business trust organized pursuant to an Agreement and Declaration of Trust dated November 21, 2002, as amended, and registered as an open-end investment company under the Investment Company Act of 1940 (the “1940 Act”), to provide investment advisory services with respect to certain assets of the Touchstone Baron Small Cap Growth Fund (the “Fund”); and

WHEREAS, the Interim Sub-Advisor also is an investment adviser registered under the Advisers Act and a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the “1934 Act”); and

WHEREAS, the Advisor desires to retain the Interim Sub-Advisor to furnish it with portfolio management services in connection with the Advisor’s investment advisory activities on behalf of the Fund, and the Interim Sub-Advisor is willing to furnish such services to the Advisor and the Fund;

NOW THEREFORE, in consideration of the terms and conditions hereinafter set forth, it is agreed as follows:

1.                                      Appointment of the Interim Sub-Advisor.  In accordance with and subject to the Investment Advisory Agreement between the Trust and the Advisor, attached hereto as Exhibit A (the “Advisory Agreement”), the Advisor hereby appoints the Interim Sub-Advisor to manage the investment and reinvestment of that portion of the assets of the Fund allocated to it by the Advisor (the “Fund Assets”), in conformity with the Investment Guidelines attached as Schedule A to this Agreement and subject to the Fund’s currently effective prospectus and statement of additional information, as amended (the “Disclosure Documents”), and subject to the control and direction of the Advisor and the Trust’s Board of Trustees (the “Board”), for the period and on the terms hereinafter set forth.  The Interim Sub-Advisor hereby accepts such employment and agrees during such period to render the services and to perform the duties called for by this Agreement for the compensation herein provided.  The Interim Sub-Advisor shall at all times maintain its registration as an investment adviser under the Advisers Act and shall otherwise comply in all material respects with all applicable laws and regulations, both state and federal.  The Interim Sub-Advisor shall for all purposes herein be deemed an independent contractor and shall, except as expressly provided or authorized (whether herein or otherwise), have no authority to act for or represent the Trust in any way or otherwise be deemed an agent of the Trust or the Fund.

2.                                      Duties of the Interim Sub-Advisor.  The Interim Sub-Advisor will provide the following services and undertake the following duties:

a.                                      The Advisor shall provide Interim Sub-Advisor with a statement of the investment objectives and policies of the Fund Assets and any specific investment restrictions applicable thereto, as amended from time to time (the “Investment Guidelines”), and with the investment restrictions, objectives, strategies and policies set forth in the Fund’s Disclosure Documents.  The Investment Guidelines, as may be amended, are hereby incorporated into this Agreement.  The Interim Sub-Advisor will manage the investment and reinvestment of the Fund Assets, subject to and in accordance with the Investment Guidelines, as set forth in Schedule A, and in conformity with the Fund’s Disclosure Documents and any directions which the Advisor or the Trust’s Board may give with respect to the Fund.  In furtherance of the foregoing, the Interim Sub-Advisor will make all determinations with respect to the investment of the Fund Assets and the purchase and sale of portfolio securities and shall take such steps as may be necessary or advisable to implement the same.  The Interim Sub-Advisor also will determine the manner in which voting rights, rights to consent to corporate action, and any other rights pertaining to the portfolio securities will be exercised.  The Interim Sub-Advisor will render regular reports to the Trust’s Board and to the Advisor (or such other advisor or advisors as the Advisor shall engage to assist it in the evaluation of the performance and activities of the Interim Sub-Advisor).  Such reports shall be made in such form and manner and with respect to such matters regarding the Fund and the Interim Sub-Advisor as the Trust or the Advisor shall request; provided, however, that in the absence of extraordinary circumstances, the individual primarily responsible for management of Fund Assets for the Interim Sub-Advisor will not be required to attend in-person more than one meeting per year with the Trust’s Board.  The Interim Sub-Advisor may utilize the services of a third-party to research and vote proxies on its behalf and on behalf of the Fund.  The Interim Sub-Advisor shall not have custody of any of the assets of the Fund, is not authorized to provide the Fund with legal or tax advice, and is not authorized to engage the Fund in any legal proceedings, including responding to class action claims; provided, however, that the Interim Sub-Advisor shall promptly forward any notices it receives relating to class action claims to the Fund’s custodian or other duly designated Fund agent.  The Interim Sub-Advisor shall assist the custodian or other duly designated Fund agent in evaluating such securities litigation claims, as reasonably requested in writing, but the Interim Sub-Advisor will not be responsible for filing such claims.  The Advisor acknowledges that the Fund’s custodian or other duly designated Fund agent will be responsible for evaluating and making all decisions regarding securities litigation claims involving securities presently or formerly held by the Fund.

b.                                      The Interim Sub-Advisor has full discretion and authority, to the extent required or permitted by applicable law, and further subject to the additional terms, policies, objectives, and restrictions set forth in this Agreement and the applicable Schedules, to do any or all of the following:  (i) to establish brokerage accounts in the Fund’s name with the Interim Sub-Advisor or other unaffiliated brokers or counterparties to effect securities transactions in connection with the services hereunder, and to exercise full discretionary authority over such accounts; and (ii) to purchase or sell, securities held in the Fund’s investment accounts.

In connection with these transactions, the Interim Sub-Advisor may (i) negotiate, amend, execute and deliver any agreements or documents the Interim Sub-Advisor considers necessary or desirable for the purpose of entering into these securities transactions; and (ii) deliver to counterparties, on the behalf of the Fund representations, warranties, and covenants, along with such financial information regarding the Fund as such counterparties may reasonably request.

c.                                       All transactions will be conducted in the manner described in the Interim Sub-Advisor’s Trading Practices, attached as Schedule B.  In addition, the Interim Sub-Advisor may, to the extent permitted by applicable law and regulations, aggregate purchase and sale orders of securities placed with respect the Fund Assets with similar orders being made simultaneously for other accounts managed by the Interim Sub-Advisor or its affiliates, if, in the Interim Sub-Advisor’s reasonable judgment, such aggregation shall result in an overall economic benefit to the Fund, taking into consideration the selling or purchase price, brokerage commissions, and other expenses.  In the event that a purchase or sale the Fund Assets occurs as part of any aggregate sale or purchase order, the objective of the Interim Sub-Advisor and any of its affiliates involved in such transaction shall be to allocate the securities so purchased or sold, as well as expenses incurred in the transaction, among the Fund and other accounts in a fair and equitable manner.  Whenever the Fund and one or more other investment advisory clients of the Interim Sub-Advisor have available funds for investment, investments suitable and appropriate for each will be allocated in a manner believed by the Interim Sub-Advisor to be equitable to each.  Moreover, it is possible that due to differing investment objectives or for other reasons, the Interim Sub-Advisor and its affiliates may purchase securities of an issuer for one client and at approximately the same time recommend selling or sell the same or similar types of securities for another client, including the Fund.

d.                                      The Interim Sub-Advisor will not arrange purchases or sales of securities between the Fund and other accounts advised by the Interim Sub-Advisor or its affiliates unless (a) such purchases or sales are in accordance with applicable law and regulation (including Rule 17a-7 under the 1940 Act) and the Fund’s policies and procedures, (b) the Interim Sub-Advisor determines the purchase or sale is in the best interests of the Fund, and (c) the Fund’s Board of Trustees has approved these types of transactions.

e.                                       The Interim Sub-Advisor shall promptly notify the Advisor if the Interim Sub-Advisor reasonably believes that the value of any security held by the Fund may not reflect fair value.  The Interim Sub-Advisor agrees to provide any pricing information of which the Interim Sub-Advisor is aware to the Advisor and/or any Fund pricing agent to assist in the determination of the fair value of any Fund holdings for which market quotations are not readily available or as otherwise required in accordance with the 1940 Act or the Fund’s valuation procedures for the purpose of calculating the Fund’s net asset value in accordance with procedures and methods established by the Board.  The parties hereto recognize that the Interim Sub-Advisor is not an official pricing source.

f.                                        Regulatory Compliance.

(i)                                     The Interim Sub-Advisor agrees to comply with the requirements of the 1940 Act, the Advisers Act, the Securities Act of 1933, as amended (the “1933 Act”), the 1934 Act, the Commodity Exchange Act, and the respective rules and regulations thereunder, as applicable, as well as with all other applicable federal and state laws, rules, regulations, and case law that relate to the services and relationships described hereunder and to the conduct of its business as a registered investment adviser.  In selecting the Fund’s portfolio securities and performing the Interim Sub-Advisor’s obligations hereunder, the Interim Sub-Advisor shall cause the Fund to comply with the diversification and source of income requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), for qualification as a regulated investment company.  The Interim Sub-Advisor shall maintain compliance procedures that it reasonably believes are adequate to ensure the compliance with the foregoing.  No supervisory activity undertaken by the Advisor shall limit the Interim Sub-Advisor’s full responsibility for any of the foregoing.

(ii)                                  The Interim Sub-Advisor has adopted a written code of ethics that it reasonably believes complies with the requirements of Rule 17j-1 under the 1940 Act, which it will provide to the Advisor and the Fund.  The Interim Sub-Advisor shall ensure that its Access Persons (as defined in the Interim Sub-Advisor’s Code of Ethics) comply in all material respects with the Interim Sub-Advisor’s Code of Ethics, as in effect.  Upon request, the Interim Sub-Advisor shall provide the Fund with (i) a copy of the Interim Sub-Advisor’s current Code of Ethics, as in effect, and (ii) a certification that it has adopted procedures reasonably necessary to prevent Access Persons from engaging in any conduct prohibited by the Interim Sub-Advisor’s Code of Ethics.  No less frequently than annually, the Interim Sub-Advisor shall furnish a written report, which complies with the requirements of Rule 17j-1, concerning the Interim Sub-Advisor’s Code of Ethics to the Fund and the Advisor.  The Interim Sub-Advisor shall respond to requests for information from the Advisor as to violations of the Code by Access Persons and the sanctions imposed by the Interim Sub-Advisor.  The Interim Sub-Advisor shall immediately notify the Advisor of any material violation of the Code, whether or not such violation relates to a security held by any Fund.

(iii)                               The Interim Sub-Advisor shall notify the Trust’s Chief Compliance Officer and Advisor immediately upon detection of (i) any material failure to manage any Fund in accordance with its investment objectives and policies or any applicable law; or (ii) any material breach of any of the Fund’s or the Advisor’s policies, guidelines, or procedures.  In addition, the Interim Sub-Advisor shall provide a quarterly report regarding its compliance with the Fund’s investment objectives and policies and applicable law, including, but not limited to the 1940 Act, the Code, and the Fund’s and the Advisor’s policies, guidelines, or procedures as applicable to the Interim Sub-Advisor’s obligations under this Agreement.  The Interim Sub-Advisor acknowledges and agrees that the Advisor may, in its discretion, provide such quarterly compliance certifications to the Board.  The Interim Sub-Advisor agrees to correct any such failure promptly and to take any action that the Board and/or the Advisor may reasonably request in connection with any such breach.  The Interim Sub-Advisor shall also provide the officers of the Trust with supporting certifications in connection with such certifications of Fund financial statements and disclosure controls pursuant to the Sarbanes-Oxley Act of 2002, as amended.  The Interim Sub-Advisor will promptly notify the Trust in the event (i) the Interim Sub-Advisor is served or otherwise receives notice of any action, suit, proceeding, inquiry, or investigation, at law or in equity, before or by any court, public board, or body, involving the affairs of the Trust (excluding class action suits in which the Fund is a member of the plaintiff class by reason of the Fund’s ownership of shares in the defendant) or the compliance by the Interim Sub-Advisor with the federal or state securities laws in connection with the services provided to the Fund under this Agreement or (ii) the controlling stockholder of the Interim Sub-Advisor changes or an actual change in control resulting in an “assignment” (as defined in the 1940 Act) has occurred or is otherwise proposed to occur.

(iv)                              The Interim Sub-Advisor shall maintain separate books and detailed records of all matters pertaining to the Fund Assets advised by the Interim Sub-Advisor as required by Rule 31a-1 under the 1940 Act (other than those records being maintained by the Advisor, custodian, or transfer agent appointed by the Fund) relating to its responsibilities provided hereunder with respect to the Fund, and shall preserve such records for the periods and in a manner prescribed therefore by Rule 31a-2 under the 1940 Act (the “Fund Books and Records”).  The Fund Books and Records shall be available to the Advisor and the Board at any time upon request shall be delivered to the Trust, at the Advisor’s expense, upon the termination of this Agreement and shall be available for telecopying without delay during any day the Fund is open for business.  The Interim Sub-Advisor may retain a copy of the Fund Books and Records for its own recordkeeping purposes.

g.                                       The Interim Sub-Advisor shall provide support to the Advisor with respect to the marketing of the Fund, including but not limited to:  (i) permission to use the Interim Sub-Advisor’s name as provided in Section 5; (ii) permission to use the past performance and investment history of the Interim Sub-Advisor with respect to a composite of other funds managed by the Interim Sub-Advisor that are comparable, in investment objective and composition, to the Fund; (iii) access to the individual(s) responsible for day-to-day management of the Fund for marketing conferences, teleconferences, and other activities involving the promotion of the Fund, subject to the reasonable request of the Advisor; and (iv) permission to use biographical and historical data of the Interim Sub-Advisor and individual manager(s).

h.                                      The Interim Sub-Advisor will, in the name of the Fund, place orders for the execution of all portfolio transactions in accordance with the policies with respect thereto set forth in the Fund’s Disclosure Documents.  When placing orders with brokers and dealers, the Interim Sub-Advisor’s primary objective shall be to obtain the most favorable price and execution available for the Fund, and in placing such orders the Interim Sub-Advisor may consider a number of factors, including, without limitation, the overall direct net economic result to the Fund (including commissions, which may not be the lowest available but ordinarily should not be higher than the generally prevailing competitive range), the financial strength and stability of the broker, the efficiency with which the transaction will be effected, the ability to effect the transaction at all where a large block is involved and the availability of the broker or dealer to stand ready to execute possibly difficult transactions in the future.  Consistent with the Conduct Rules of the Financial Industry Regulatory Authority, and subject to seeking most favorable price and execution and compliance with Rule 12b-1(h) under the 1940 Act, the Interim Sub-Advisor may select brokers and dealers to execute portfolio transactions of the Fund that promote or sell shares of the Fund.  The Interim Sub-Advisor is specifically authorized, to the extent authorized by law (including, without limitation, Section 28(e) of the 1934 Act, to pay a broker or dealer who provides research services to the Interim Sub-Advisor an amount of commission for effecting a portfolio transaction in excess of the amount of commission another broker or dealer would have charged for effecting such transaction, in recognition of such additional research services rendered by the broker or dealer, but only if the Interim Sub-Advisor determines in good faith that the excess commission is reasonable in relation to the value of the brokerage and research services provided by such broker or dealer viewed in terms of the particular transaction or the Interim Sub-Advisor’s overall responsibilities with respect to discretionary accounts that it manages, and that the Fund derives or will derive a reasonable benefit from such research services.  The Interim Sub-Advisor will present a written report to the Board, at least quarterly, indicating total brokerage expenses, actual or imputed, as well as the services obtained in consideration for such expenses, broken down by broker-dealer and containing such information as the Board reasonably shall request.

i.                                          The Interim Sub-Advisor shall maintain errors and omissions insurance coverage in an appropriate amount and shall provide prior written notice to the Trust (i) of any material changes in its insurance policies or insurance coverage; or (ii) if any material claims will be made on its insurance policies related to the services provided to the Trust under this Agreement.  Furthermore, the Interim Sub-Advisor shall, upon reasonable request, provide the Trust with any information it may reasonably require concerning the amount of or scope of such insurance.

j.                                         In the event of any reorganization or other change in the Interim Sub-Advisor, its investment principals, supervisors, or members of its investment (or comparable) committee, the Interim Sub-Advisor shall give the Advisor and the Board written notice of such reorganization or change within a reasonable time (but not later than 30 days) after such reorganization or change.

k.                                      The Interim Sub-Advisor will bear its expenses of providing services to the Fund pursuant to this Agreement except such expenses as are expressly undertaken by the Advisor or the Fund.

3.                                      Compensation of the Interim Sub-Advisor.

a.                                      As compensation for the services to be rendered and duties undertaken hereunder by the Interim Sub-Advisor, the Advisor will pay to the Interim Sub-Advisor a monthly fee equal on an annual basis to XX% of the average daily net assets of the Fund without regard to any total expense limitation of the Fund or the Advisor.  Such fee shall be computed and accrued daily.  If the Interim Sub-Advisor serves in such capacity for less than the whole of any period specified in Section 12a, the compensation to the Interim Sub-Advisor shall be prorated.  For purposes of calculating the Interim Sub-Advisor’s fee, the daily value of the Fund Assets shall be computed by the same method as the Trust uses to compute the net asset value of the Fund for purposes of purchases and redemptions of shares thereof.

b.                                      The Interim Sub-Advisor reserves the right to waive all or a part of its fees hereunder.

4.                                      Activities of the Interim Sub-Advisor.  The Interim Sub-Advisor will report to the Trust’s Board (at regular quarterly meetings and at such other times as such Board reasonably shall request, subject to the limitation on personal attendance at such meetings set forth in Section 2a) (i) information regarding any potential conflicts of interest arising by reason of its continuing provision of advisory services to the Fund and to its other accounts, and (ii) such other information as the Board shall reasonably request regarding the Fund, the Fund’s performance, the services provided by the Interim Sub-Advisor to the Fund as compared to its other accounts, and the plans and capability of the Interim Sub-Advisor with respect to providing future services to the Fund and its other accounts.  The Interim Sub-Advisor agrees to submit to the Trust a statement defining its policies with respect to the allocation of business among the Fund and its other clients.

The Interim Sub-Advisor has supplied to the Advisor and the Trust copies of its Form ADV with all exhibits and attachments thereto (including the Interim Sub-Advisor’s statement of financial condition) and will hereafter supply to the Advisor, promptly upon the preparation thereof, copies of all amendments or restatements of such document.

5.                                      Representations of the Advisor and the Trust.  The Advisor represents that:  (a) the Advisor has been duly appointed by the Board to provide investment services to the Fund Assets as contemplated in this Agreement; (b) the Advisor has all necessary power and authority to execute, deliver, and perform this Agreement on behalf of the Trust, and such execution, delivery and performance will not violate any applicable law, regulation, organizational document, policy or agreement binding on the Trust or its property; (c) the Trust has the full power and authority to enter into all transactions contemplated under this Agreement, to perform its obligations under such transactions and to authorize the Advisor to procure the Interim Sub-Advisor to enter into such transactions on the Trust’s and Fund’s behalf; (d) the Advisor’s decision to appoint the Interim Sub-Advisor was made in a manner consistent with its fiduciary duties under applicable law and the governing documents, contracts, or other material agreements or instruments governing the Fund’s investment or trading activities; (e) the Advisor will deliver to the Interim Sub-Advisor a true and complete copy of the Fund’s current Disclosure Documents as effective from time to time, such other documents or instruments governing the investments of Fund Assets, and such other information as is necessary for the Interim Sub-Advisor to carry out its obligations under this Agreement; (f) the Trust is a “United States person” within the meaning of Section 7701(a)(30) of the U.S. Internal Revenue Code of 1986, as amended (the “Code”); (g) Information provided by the Advisor to the Interim Sub-Advisor pursuant to this Agreement, including but not limited to Investment Guidelines, policies, restrictions, and identifying information provided to establish accounts with the Interim Sub-Advisor is accurate and complete in every material respect, and (i) the Advisor acknowledges that various members of Russell Investments provide other services, including consulting advice and recommendations with respect to investment strategies and service providers, and that as a matter of policy, such consulting services do not include evaluations, advice or recommendations to use Russell Investments products or services.  If the Trust has or will receive such services, the Advisor represents that (i) it did not rely upon, and was not influenced by, this investment advice as the primary basis for selecting the Interim Investment Advisor to provide the services hereunder; and (ii) it will not rely on such investment advice in considering whether or not to continue the services provided hereunder.  The Advisor will promptly notify the Interim Sub-Advisor if any representation ceases to be accurate or complete in any material respect, and will provide the Interim Sub-Advisor with such other documents or certificates as the Interim Sub-Advisor may reasonably request in connection with the services.  For purposes of this Agreement, “Russell Investments” shall mean Frank Russell Company and its subsidiaries.

6.                                      Use of Names.  Neither the Advisor nor the Trust shall use the name of the Interim Sub-Advisor in any prospectus, sales literature, or other material relating to the Advisor or the Trust in any manner not approved in advance by the Interim Sub-Advisor; provided, however, that the Interim Sub-Advisor will approve all uses of its name which merely refer in accurate terms to its appointment hereunder or which are required by the Securities and Exchange Commission (the “SEC”) or a state securities commission; and provided further, that in no event shall such approval be unreasonably withheld.  The Interim Sub-Advisor shall not use the name of the Advisor or the Trust in any material relating to the Interim Sub-Advisor in any manner not approved in advance by the Advisor or the Trust, as the case may be; provided, however, that the Advisor and the Trust will each approve all uses of their respective names which merely refer in accurate terms to the appointment of the Interim Sub-Advisor hereunder or which are required by the SEC or a state securities commission; and, provided further, that in no event shall such approval be unreasonably withheld.

7.                                      Liability of the Interim Sub-Advisor.  The Interim Sub-Advisor shall indemnify and hold harmless the Trust and all affiliated persons thereof (within the meaning of Section 2(a)(3) of the 1940 Act) and all controlling persons (as described in Section 15 of the 1933 Act) (collectively, the “Interim Sub-Advisor Indemnitees”) against any and all direct losses, claims, damages, or liabilities (including reasonable legal and other expenses) (collectively, “Losses”) incurred by reason of or arising out of:  (a) the Interim Sub-Advisor being in material violation of any applicable federal or state law, rule or regulation or any investment policy or restriction set forth in the Fund’s Disclosure Documents or any written guidelines or instruction provided in writing by the Board, or (b) the Interim Sub-Advisor’s willful misfeasance, bad faith, or gross negligence generally in the performance of its duties hereunder; or its reckless disregard of its obligations and duties under this Agreement.

8.                                      Liability of the Advisor.  The Advisor shall indemnify and hold harmless the Interim Sub-Advisor and all affiliated persons thereof (within the meaning of Section 2(a)(3) of the 1940 Act) and all controlling persons (as described in Section 15 of the 1933 Act) (collectively, the “Advisor Indemnitees”) against any and all direct Losses incurred by reason of or arising out of:  (a) the Advisor being in material violation of any applicable federal or state law, rule, or regulation, or (b) the Advisor’s willful misfeasance, bad faith, or gross negligence generally in the performance of its duties hereunder; or its reckless disregard of its obligations and duties under this Agreement.

9.                                      Limitation of Trust’s Liability.  The Interim Sub-Advisor acknowledges that it has received notice of and accepts the limitations upon the Trust’s liability set forth in its Declaration of Trust.  The Interim Sub-Advisor agrees that (i) the Trust’s obligations to the Interim Sub-Advisor under this Agreement (or indirectly under the Advisory Agreement) shall be limited in any event to the Fund Assets and (ii) the Interim Sub-Advisor shall not seek satisfaction of any such obligation from the holders of shares of the Fund, other than the Advisor, nor from any Trustee, officer, employee, or agent of the Trust.

10.                               Force Majeure.  The Interim Sub-Advisor shall not be liable for delays or errors occurring by reason of circumstances beyond its control, including but not limited to acts of civil or military authority, national emergencies, work stoppages, fire, flood, catastrophe, acts of God, insurrection, war, riot, or failure of communication or power supply.  In the event of equipment breakdowns beyond its control, the Interim Sub-Advisor shall take all reasonable steps to minimize service interruptions but shall have no liability with respect thereto.

11.                               Confidentiality.  Each party expressly undertakes to protect and to preserve the confidentiality of all information and know-how made available under or in connection with this Agreement, or the parties’ activities hereunder that is either designated as being confidential, or which, by the nature of the circumstances surrounding the disclosure, ought in good faith be treated as proprietary or confidential (the “Confidential Information”).  Each party shall take reasonable security precautions, at least as great as the precautions it takes to protect its own confidential information but in any event using a reasonable standard of care, to keep confidential the Confidential Information.  Neither party shall disclose Confidential Information except:  (a) to its employees, directors, officers, legal advisors, or auditors having a need to know such Confidential Information; (b) in accordance with a judicial or other governmental order or when such disclosure is required by law, provided that prior to such disclosure the receiving party shall provide the disclosing party with written notice and shall comply with any protective order or equivalent; or (c) in accordance with a regulatory audit or inquiry, without prior notice to the disclosing party, provided that the receiving party shall obtain a confidentiality undertaking from the regulatory agency where possible.

Neither party will make use of any Confidential Information except as expressly authorized in this Agreement or as agreed to in writing between the parties.  However, the receiving party shall have no obligation to maintain the confidentiality of information that: (a) it received rightfully from another party prior to its receipt from the disclosing party; (b) the disclosing party discloses generally without any obligation of confidentiality; (c) is or subsequently becomes publicly available without the receiving party’s breach of any obligation owed the disclosing party; or (d) is independently developed by the receiving party without reliance upon or use of any Confidential Information.  Each party’s obligations under this clause shall survive for a period of three (3) years following the expiration or termination of this Agreement.

Notwithstanding anything herein to the contrary, each party to this Agreement may disclose any information with respect to the United States federal income tax treatment and tax structure (and any fact that may be relevant to understanding the purported or claimed federal income tax treatment of the transaction) of the transactions contemplated hereby.

12.                               Renewal, Termination and Amendment.

a.                                      This Agreement shall be effective as of September 10, 2015 until the effective date of a sub-advisory agreement approved by an affirmative vote of the Board in reliance on the Trust’s SEC exemptive order from certain requirements of Section 15(a) and Rule 18f-2 of the 1940 Act.

b.                                      This Agreement may be terminated at any time, without payment of any penalty, (i) by the Advisor upon not more than sixty (60) days’ nor less than thirty (30) days’ written notice delivered or mailed by registered mail, postage prepaid, to the Interim Sub-Advisor; (ii) by the Interim Sub-Advisor upon not less than sixty (60) days’ written notice delivered or mailed by registered mail, postage prepaid, to the Advisor; or (iii) by the Trust, without the payment of any penalty, upon either (y) the majority vote of the Board or (z) the affirmative vote of a majority of the outstanding voting securities of the Fund.  This Agreement shall terminate automatically in the event of its assignment.

c.                                       This Agreement may be amended at any time by the parties hereto, subject to approval by the Board and, if required by applicable SEC rules and regulations, a vote of the majority of the outstanding voting securities of the Fund affected by such change, except that the Interim Sub-Advisor may amend Schedule B (Russell Trading Practices) by written notice to the Advisor, and the Advisor may amend Schedule C (Authorized Persons) by written notice to the Interim Sub-Advisor.

d.                                      The terms “assignment,” “interested persons” and “majority of the outstanding voting securities” shall have the meaning set forth for such terms in the 1940 Act.

13.                               Severability.  If any provision of this Agreement shall become or shall be found to be invalid by a court decision, statute, rule, or otherwise, the remainder of this Agreement shall not be affected thereby.

14.                               Notice.  Any notices under this Agreement shall be in writing addressed and delivered personally (or by telecopy) or mailed postage-paid, to the other party at such address as such other party may designate in accordance with this paragraph for the receipt of such notice.  Until further notice to the other party, it is agreed that the address of the Trust and that of the Advisor for this purpose shall be 303 Broadway, Suite 1100, Cincinnati, Ohio 45202 and that the address of the Interim Sub-Advisor shall be 1301 Second Avenue, 18th Floor, Seattle, Washington 98101.

15.                               Miscellaneous.  Each party agrees to perform such further actions and execute such further documents as are necessary to effectuate the purposes hereof.  This Agreement shall be construed and enforced in accordance with and governed by the laws of the State of Ohio.  The captions in this Agreement are included for convenience only and in no way define or delimit any of the provisions hereof or otherwise affect their construction or effect.  This Agreement may be executed simultaneously in two or more counterparts, each of which shall be deemed an original, but all of which together shall constitute one and the same instrument.

16.                               Entire Agreement.  This Agreement, including the attached Schedules, constitutes the sole and entire agreement of the parties hereto with respect to the subject matter expressly set forth herein.

17.                               Authorized Persons.  A list of persons duly authorized to act on the Trust’s behalf concerning this Agreement is attached as Schedule C.

18.                               Customer Notification.  By executing this Agreement, the Advisor acknowledges receipt of Part 2 of the Interim Sub-Advisor’s Form ADV prior to signing, as required by the Advisers Act.  Otherwise, the Advisor’s rights under federal law allow termination of this contract without penalty within five (5) business days after entering into this contract.  U.S. law also requires the Interim Sub-Advisor to obtain, verify, and record information that identifies each person or entity that opens an account.  The Interim Sub-Advisor will ask for the Trust’s legal name, principal place of business address, and Taxpayer ID or other identification number, and may ask for other identifying information.

19.                               Counterparts.  This Agreement may be executed by facsimile signature and it may be executed in one or more counterparts, each of which will be deemed an original, but all of which taken together will constitute one and the same instrument.

THE REMAINDER OF THIS PAGE HAS BEEN LEFT INTENTIONALLY BLANK

IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed and delivered in their names and on their behalf by the undersigned, thereunto duly authorized, all as of the day and year first above written.

TOUCHSTONE ADVISORS, INC.

By:	/s/ Terrie Wiedenheft
Name: Terrie Wiedenheft
Title: Chief Financial Officer

By:	/s/ Jill T. McGruder
Name: Jill T. McGruder
Title: Chief Executive Officer

RUSSELL IMPLEMENTATION SERVICES INC.

By:	/s/ Danny Sobba
Name: Danny Sobba
Title: Senior Portfolio Manager

SCHEDULE A

INVESTMENT GUIDELINES

INTERIM MANAGEMENT SERVICES PROGRAM

This Schedule describes the Interim Management Services program (the “Program”) to be provided under the Agreement.  The Program includes a combination of administrative coordination, cash and transaction management, and “overlay” investment advisory services using securities and other instruments designed to keep the Fund’s assets aligned with investment policy or an otherwise specified target for a specified period.

INVESTMENT OBJECTIVE

Russell will manage the Fund to achieve returns similar to the Fund’s benchmark index based on ex ante tracking error while controlling transaction-related expenses through reduced trading.  The goal will be to manage the Fund’s risk relative to the Fund’s benchmark index, as measured by the annualized ex ante tracking error, to the Russell 2000 Growth Index (“The Target”); targeting 2.0% tracking error and rebalancing the Fund if tracking error exceeds 2.25%.  The Target is determined through various risk optimization models to target the 2.0% tracking error and is also designed to mitigate and reduce other risk, but not all associated risk factors.  Russell does not conduct specific research, fundamental analysis, or have an opinion as to the quality of any specific security or investment instrument.  Should the Fund’s tracking error exceed 2.25% as measured, at a minimum, on a weekly basis, Russell will re-optimize the Fund back to the 2.0% annualized target under the limitation that any securities purchased are within the Russell 2000 Growth Index’s universe.

TIMEFRAME

The expected timeframe of the interim assignment is approximately three months.  The Interim Sub-Advisor reserves the right to resign from the interim assignment by providing 30 days advanced written notice.

FEES

There will be a monthly investment management fee of 24 basis points (0.24%) based on the actual number of days which begins on September 10, 2015.  This fee will be assessed monthly.

It is understood that the above pricing is based on our agreement that the Interim Sub-Advisor will conduct the transition at the conclusion of the interim portfolio management assignment.

INTERIM MANAGEMENT SERVICES

The Interim Sub-Advisor will monitor the tracking error ☒ weekly ☐ CIO monthly.

The Interim Sub-Advisor will rebalance, if necessary, ☒ weekly ☐ monthly when the measured portfolio tracking error exceeds 25 basis points (0.25%) from the target portfolio level tracking error outlined above.

The Interim Sub-Advisor’s interim portfolio management process utilizes various risk models and optimization techniques with the primary goal of reducing portfolio level tracking error as measured versus the specified published benchmark index.  This process further attempts to mitigate and reduce other but not all associated risk factors.  While providing interim portfolio management services, the Interim Sub-Advisor does not conduct specific research, fundamental analysis, or have an opinion as to the investment quality of any specific security or investment instrument.  While the optimization process seeks to reduce portfolio level tracking error, it does not eliminate the risk associated with security specific events.

During the interim portfolio management timeframe, the Interim Sub-Advisor will be responsible for corporate actions including proxy materials.  Unless otherwise instructed, the Interim Sub-Advisor’s default for proxy voting is to vote in line with Russell Investments Guidelines.

CONSTRAINTS

☒                                  Limit purchases to securities contained within the benchmark universe (Interim Sub-Advisor default)

☒                                  Limit purchases to not exceed the benchmark weight (Interim Sub-Advisor default)

Cash and cash equivalents should be limited to 5% of the total portfolio value.

Will the interim assignment include the use of financial futures?  ☐ Yes  ☒ No

Are any residual cash balances to be equitized?  ☐ Yes  ☒ No

For multi-currency portfolios are any currency exposures to be hedged? ☐ Yes  ☒ No

If yes, please detail below:

REPORTING REQUIREMENTS

☐                                    Monthly portfolio appraisal detailing the holdings

☐                                    Monthly performance report

☐                                    Monthly risk analysis

☐                                    Monthly reconciliation of account(s) with custodian

ELIGIBLE SECURITIES AND INVESTMENTS

The Program can invest in short-term Government securities, short-term cash vehicles, and individual equity, fixed income, or other securities.

RESTRICTIONS

The Program may not:

•                                          Use futures for any purpose.

•                                          Engage in commodity transactions.

SCHEDULE B

TRADING PRACTICES

Russell Implementation Services Inc. (“Russell”) is a registered investment adviser under the Investment Advisers act of 1940, as amended, and a registered broker dealer under the Securities Exchange Act of 1934, as amended.  The following describes the terms, conditions and trading practices that apply when Russell has been engaged by a client (the “Client”) to effect transactions in securities, futures, currency, swaps and related instruments.

BEST EXECUTION.  Russell seeks “best execution” in performing all of its trading services.  Best execution is a term of art that does not have a single industry accepted definition.  Russell defines best execution as:

The process that is most likely, in Russell’s good faith judgment, to preserve the value of investment decisions within the Client’s stated investment objectives and constraints.

Best execution requires evaluation and management of probabilistic factors that cannot be predicted or controlled effectively on a trade-by-trade basis.  As such, Russell’s process is designed to minimize total expected costs and risks across the distribution of events in an investment cycle.

ORDER AGGREGATION AND ALLOCATION.  Russell may in some cases aggregate sales and purchase orders of securities and other investments for Clients with concurrent trades managed by Russell or its affiliates.  Russell is not obligated to aggregate orders, and will only do so if Russell reasonably believes such aggregation will result in an overall benefit to its Clients, taking into consideration the objective of best execution as defined above.  Aggregated orders are allocated among Russell Clients such that Clients are treated on a fair and equitable basis, and that the interests of some Clients are not placed over those of others.

SECURITIES TRANSACTIONS.  Russell effects transactions in securities including stocks and bonds as follows:

Agency Basis.  Russell acts as agent for its Clients for all transactions.  Russell may consider trades with independent broker-dealers or counterparties who are themselves acting as principal or agent, but Russell will always act in an agency capacity.  Russell may arrange agency cross-transactions where permitted and where such transactions are consistent with the overall implementation strategy.  An arranged agency cross-trade is a trade where Russell presents both sides of the trade, as agent, to an external crossing network, exchange or market place where the price is determined independently.

Broker-Dealers.  Russell has arrangements with a wide network of non-affiliated correspondent broker-dealers and counterparties (collectively, “Broker-Dealers”) and may use any one or more of such Broker-Dealers to perform execution, clearing or other services in relation to trades executed under its Client agreements.  Russell selects and evaluates Broker-Dealers for trading services based on processes designed to achieve best execution as defined above. These due diligence processes include evaluation of several factors, including quality of execution (measured in terms of net price versus stated benchmarks), market access, technology, and ability to accommodate special transaction needs and Client service.

FUTURES TRANSACTIONS.  Russell manages futures transactions for Clients in several contexts, including Overlay Services, Transition Services and various interim portfolio management and other assignments.  The terms and strategies applied will vary depending on the type of service and the contract, investment guidelines and special restrictions established with the Client, but the following general practices apply:

Designated Brokers.  As an agent, Russell effects all futures transactions in accounts established with a clearing broker selected by agreement of Russell and the Client (the “Designated Broker”).  To establish these account(s), Russell will provide the Client with materials developed by the Designated Broker, including certain disclosure materials related to the risks of futures.  Accounts may be established either directly by the Client, or by Russell on behalf of the Client if the Client executes a Power of Attorney (in the form prescribed by the Designated Broker) authorizing Russell to execute customer agreements and establish such accounts.  Russell may also use execution-only brokers for futures transactions.  Russell manages and maintains the required give-up agreements between clearing and execution-only firms necessary to effect such transactions.

The Designated Broker is responsible for the timely payment of amounts owed to Clients and for the payment of any penalties and interest due to any default by the Designated Broker.  The Client is responsible for ensuring the timely payment of any amounts owed by the Client to the Designated Broker upon instruction from Russell and for payment of any penalties and interest due to any such default on the part of the Client.

Collateral.  The Designated Broker may require initial, variation, maintenance and other required margin in the form of monies, securities or otherwise (“Collateral”) in connection with the Client account.  As provided in the Client agreement, Russell will from time to time execute Collateral transactions and provide (or direct the Client to provide) the Designated Broker with the necessary Collateral.  The collateral will be held in an account at the Designated Broker in the name of the Client.  All interest and earnings on the Collateral belong to the Client and will be delivered to the Client on a periodic basis.

CURRENCY AND SWAP TRANSACTIONS.  Russell effects transactions in currency and swaps as follows:

Counterparty Banks and Prime Brokers.  Russell has arrangements with a wide network of non-affiliated counterparty banks and prime brokers (collectively “Counterparties”) and may use any one or more of such Counterparties to perform execution, clearing or other services in relation to trades executed under Client agreements.  Russell selects and evaluates Counterparties for trading services based on processes designed to achieve best execution.  These due diligence processes include evaluation of several factors, including creditworthiness, quality of execution (measured in terms of proximity to the contemporaneous market price), Client service, market access, technology and ability to accommodate special transaction needs.

Alternative Execution Outlets.  Russell may employ a variety of alternative execution outlets in pursuit of best execution and individual counterparty trade execution systems.

Currency and Swap Collateral.  The Counterparties may require margin in the form of monies, securities or otherwise (“OTC Collateral”) in connection with the Client account.  As provided in the Client agreement, Russell will from time to time execute OTC Collateral transactions and provide (or direct the Client to provide) the Counterparties with the necessary OTC Collateral.  All interest and earnings on the OTC Collateral belong to the Client and will be delivered to the Client on a periodic basis.

FEES AND OTHER CHARGES.  Russell fees related to securities, futures, currency, swap or other transactions, will be on terms separately agreed with the Client for the assignment and may be collected by brokers, counterparties or charged directly.  For securities transactions, brokerage fees include charges for execution, clearing or other services, if any, imposed by the Broker-Dealers, exchanges, ECN’s or other execution venues.  For futures transactions, brokerage fees include charges imposed by the Designated Broker and, if applicable, the execution-only broker, for execution, clearing and other services.  For currency transactions, trading costs and fees are generally reflected in the currency exchange rate.  For swap transactions, fees and charges are generally included in the price of the swap.  For all transactions, fees for taxes, exchange fees, settlement, prime brokerage, transfer, custodial fees and other similar items are borne by the Client.

TOUCHSTONE THIRD AVENUE VALUE FUND
TOUCHSTONE VARIABLE SERIES TRUST

THIS INTERIM SUB-ADVISORY AGREEMENT (the “Agreement”) is made as of September 1, 2015, between TOUCHSTONE ADVISORS, INC., an Ohio corporation (the “Advisor”), and RUSSELL IMPLEMENTATION SERVICES INC., a Washington corporation (the “Interim Sub-Advisor”).

WHEREAS, the Advisor is an investment adviser registered under the Investment Advisers Act of 1940, as amended (the “Advisers Act”) and has been retained by Touchstone Variable Series Trust (the “Trust”), a Massachusetts business trust organized pursuant to an Agreement and Declaration of Trust dated November 21, 2002, as amended, and registered as an open-end investment company under the Investment Company Act of 1940 (the “1940 Act”), to provide investment advisory services with respect to certain assets of the Touchstone Third Avenue Value Fund (the “Fund”); and

WHEREAS, the Interim Sub-Advisor also is an investment adviser registered under the Advisers Act and a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the “1934 Act”); and

WHEREAS, the Advisor desires to retain the Interim Sub-Advisor to furnish it with portfolio management services in connection with the Advisor’s investment advisory activities on behalf of the Fund, and the Interim Sub-Advisor is willing to furnish such services to the Advisor and the Fund;

NOW THEREFORE, in consideration of the terms and conditions hereinafter set forth, it is agreed as follows:

20.                               Appointment of the Interim Sub-Advisor.  In accordance with and subject to the Investment Advisory Agreement between the Trust and the Advisor, attached hereto as Exhibit A (the “Advisory Agreement”), the Advisor hereby appoints the Interim Sub-Advisor to manage the investment and reinvestment of that portion of the assets of the Fund allocated to it by the Advisor (the “Fund Assets”), in conformity with the Investment Guidelines attached as Schedule A to this Agreement and subject to the Fund’s currently effective prospectus and statement of additional information, as amended (the “Disclosure Documents”), and subject to the control and direction of the Advisor and the Trust’s Board of Trustees (the “Board”), for the period and on the terms hereinafter set forth.  The Interim Sub-Advisor hereby accepts such employment and agrees during such period to render the services and to perform the duties called for by this Agreement for the compensation herein provided.  The Interim Sub-Advisor shall at all times maintain its registration as an investment adviser under the Advisers Act and shall otherwise comply in all material respects with all applicable laws and regulations, both state and federal.  The Interim Sub-Advisor shall for all purposes herein be deemed an independent contractor and shall, except as expressly provided or authorized (whether herein or otherwise), have no authority to act for or represent the Trust in any way or otherwise be deemed an agent of the Trust or the Fund.

21.                               Duties of the Interim Sub-Advisor.  The Interim Sub-Advisor will provide the following services and undertake the following duties:

a.                                      The Advisor shall provide Interim Sub-Advisor with a statement of the investment objectives and policies of the Fund Assets and any specific investment restrictions applicable thereto, as amended from time to time (the “Investment Guidelines”), and with the investment restrictions, objectives, strategies and policies set forth in the Fund’s Disclosure Documents.  The Investment Guidelines, as may be amended, are hereby incorporated into this Agreement.  The Interim Sub-Advisor will manage the investment and reinvestment of the Fund Assets, subject to and in accordance with the Investment Guidelines, as set forth in Schedule A, and in conformity with the Fund’s Disclosure Documents and any directions which the Advisor or the Trust’s Board may give with respect to the Fund.  In furtherance of the foregoing, the Interim Sub-Advisor will make all determinations with respect to the investment of the Fund Assets and the purchase and sale of portfolio securities and shall take such steps as may be necessary or advisable to implement the same.  The Interim Sub-Advisor also will determine the manner in which voting rights, rights to consent to corporate action, and any other rights pertaining to the portfolio securities will be exercised.  The Interim Sub-Advisor will render regular reports to the Trust’s Board and to the Advisor (or such other advisor or advisors as the Advisor shall engage to assist it in the evaluation of the performance and activities of the Interim Sub-Advisor).  Such reports shall be made in such form and manner and with respect to such matters regarding the Fund and the Interim Sub-Advisor as the Trust or the Advisor shall request; provided, however, that in the absence of extraordinary circumstances, the individual primarily responsible for management of Fund Assets for the Interim Sub-Advisor will not be required to attend in-person more than one meeting per year with the Trust’s Board.  The Interim Sub-Advisor may utilize the services of a third-party to research and vote proxies on its behalf and on behalf of the Fund.  The Interim Sub-Advisor shall not have custody of any of the assets of the Fund, is not authorized to provide the Fund with legal or tax advice, and is not authorized to engage the Fund in any legal proceedings, including responding to class action claims; provided, however, that the Interim Sub-Advisor shall promptly forward any notices it receives relating to class action claims to the Fund’s custodian or other duly designated Fund agent.  The Interim Sub-Advisor shall assist the custodian or other duly designated Fund agent in evaluating such securities litigation claims, as reasonably requested in writing, but the Interim Sub-Advisor will not be responsible for filing such claims.  The Advisor acknowledges that the Fund’s custodian or other duly designated Fund agent will be responsible for evaluating and making all decisions regarding securities litigation claims involving securities presently or formerly held by the Fund.

b.                                      The Interim Sub-Advisor has full discretion and authority, to the extent required or permitted by applicable law, and further subject to the additional terms, policies, objectives, and restrictions set forth in this Agreement and the applicable Schedules, to do any or all of the following:  (i) to establish brokerage accounts in the Fund’s name with the Interim Sub-Advisor or other unaffiliated brokers or counterparties to effect securities transactions in connection with the services hereunder, and to exercise full discretionary authority over such accounts; and (ii) to purchase or sell, securities held in the Fund’s investment accounts.

In connection with these transactions, the Interim Sub-Advisor may (i) negotiate, amend, execute and deliver any agreements or documents the Interim Sub-Advisor considers necessary or desirable for the purpose of entering into these securities transactions; and (ii) deliver to counterparties, on the behalf of the Fund representations, warranties, and covenants, along with such financial information regarding the Fund as such counterparties may reasonably request.

c.                                       All transactions will be conducted in the manner described in the Interim Sub-Advisor’s Trading Practices, attached as Schedule B.  In addition, the Interim Sub-Advisor may, to the extent permitted by applicable law and regulations, aggregate purchase and sale orders of securities placed with respect the Fund Assets with similar orders being made simultaneously for other accounts managed by the Interim Sub-Advisor or its affiliates, if, in the Interim Sub-Advisor’s reasonable judgment, such aggregation shall result in an overall economic benefit to the Fund, taking into consideration the selling or purchase price, brokerage commissions, and other expenses.  In the event that a purchase or sale the Fund Assets occurs as part of any aggregate sale or purchase order, the objective of the Interim Sub-Advisor and any of its affiliates involved in such transaction shall be to allocate the securities so purchased or sold, as well as expenses incurred in the transaction, among the Fund and other accounts in a fair and equitable manner.  Whenever the Fund and one or more other investment advisory clients of the Interim Sub-Advisor have available funds for investment, investments suitable and appropriate for each will be allocated in a manner believed by the Interim Sub-Advisor to be equitable to each.  Moreover, it is possible that due to differing investment objectives or for other reasons, the Interim Sub-Advisor and its affiliates may purchase securities of an issuer for one client and at approximately the same time recommend selling or sell the same or similar types of securities for another client, including the Fund.

d.                                      The Interim Sub-Advisor will not arrange purchases or sales of securities between the Fund and other accounts advised by the Interim Sub-Advisor or its affiliates unless (a) such purchases or sales are in accordance with applicable law and regulation (including Rule 17a-7 under the 1940 Act) and the Fund’s policies and procedures, (b) the Interim Sub-Advisor determines the purchase or sale is in the best interests of the Fund, and (c) the Fund’s Board of Trustees has approved these types of transactions.

e.                                       The Interim Sub-Advisor shall promptly notify the Advisor if the Interim Sub-Advisor reasonably believes that the value of any security held by the Fund may not reflect fair value.  The Interim Sub-Advisor agrees to provide any pricing information of which the Interim Sub-Advisor is aware to the Advisor and/or any Fund pricing agent to assist in the determination of the fair value of any Fund holdings for which market quotations are not readily available or as otherwise required in accordance with the 1940 Act or the Fund’s valuation procedures for the purpose of calculating the Fund’s net asset value in accordance with procedures and methods established by the Board.  The parties hereto recognize that the Interim Sub-Advisor is not an official pricing source.

f.                                        Regulatory Compliance.

(i)                                     The Interim Sub-Advisor agrees to comply with the requirements of the 1940 Act, the Advisers Act, the Securities Act of 1933, as amended (the “1933 Act”), the 1934 Act, the Commodity Exchange Act, and the respective rules and regulations thereunder, as applicable, as well as with all other applicable federal and state laws, rules, regulations, and case law that relate to the services and relationships described hereunder and to the conduct of its business as a registered investment adviser.  In selecting the Fund’s portfolio securities and performing the Interim Sub-Advisor’s obligations hereunder, the Interim Sub-Advisor shall cause the Fund to comply with the diversification and source of income requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), for qualification as a regulated investment company.  The Interim Sub-Advisor shall maintain compliance procedures that it reasonably believes are adequate to ensure the compliance with the foregoing.  No supervisory activity undertaken by the Advisor shall limit the Interim Sub-Advisor’s full responsibility for any of the foregoing.

(ii)                                  The Interim Sub-Advisor has adopted a written code of ethics that it reasonably believes complies with the requirements of Rule 17j-1 under the 1940 Act, which it will provide to the Advisor and the Fund.  The Interim Sub-Advisor shall ensure that its Access Persons (as defined in the Interim Sub-Advisor’s Code of Ethics) comply in all material respects with the Interim Sub-Advisor’s Code of Ethics, as in effect.  Upon request, the Interim Sub-Advisor shall provide the Fund with (i) a copy of the Interim Sub-Advisor’s current Code of Ethics, as in effect, and (ii) a certification that it has adopted procedures reasonably necessary to prevent Access Persons from engaging in any conduct prohibited by the Interim Sub-Advisor’s Code of Ethics.  No less frequently than annually, the Interim Sub-Advisor shall furnish a written report, which complies with the requirements of Rule 17j-1, concerning the Interim Sub-Advisor’s Code of Ethics to the Fund and the Advisor.  The Interim Sub-Advisor shall respond to requests for information from the Advisor as to violations of the Code by Access Persons and the sanctions imposed by the Interim Sub-Advisor.  The Interim Sub-Advisor shall immediately notify the Advisor of any material violation of the Code, whether or not such violation relates to a security held by any Fund.

(iii)                               The Interim Sub-Advisor shall notify the Trust’s Chief Compliance Officer and Advisor immediately upon detection of (i) any material failure to manage any Fund in accordance with its investment objectives and policies or any applicable law; or (ii) any material breach of any of the Fund’s or the Advisor’s policies, guidelines, or procedures.  In addition, the Interim Sub-Advisor shall provide a quarterly report regarding its compliance with the Fund’s investment objectives and policies and applicable law, including, but not limited to the 1940 Act, the Code, and the Fund’s and the Advisor’s policies, guidelines, or procedures as applicable to the Interim Sub-Advisor’s obligations under this Agreement.  The Interim Sub-Advisor acknowledges and agrees that the Advisor may, in its discretion, provide such quarterly compliance certifications to the Board.  The Interim Sub-Advisor agrees to correct any such failure promptly and to take any action that the Board and/or the Advisor may reasonably request in connection with any such breach.  The Interim Sub-Advisor shall also provide the officers of the Trust with supporting certifications in connection with such certifications of Fund financial statements and disclosure controls pursuant to the Sarbanes-Oxley Act of 2002, as amended.  The Interim Sub-Advisor will promptly notify the Trust in the event (i) the Interim Sub-Advisor is served or otherwise receives notice of any action, suit, proceeding, inquiry, or investigation, at law or in equity, before or by any court, public board, or body, involving the affairs of the Trust (excluding class action suits in which the Fund is a member of the plaintiff class by reason of the Fund’s ownership of shares in the defendant) or the compliance by the Interim Sub-Advisor with the federal or state securities laws in connection with the services provided to the Fund under this Agreement or (ii) the controlling stockholder of the Interim Sub-Advisor changes or an actual change in control resulting in an “assignment” (as defined in the 1940 Act) has occurred or is otherwise proposed to occur.

(iv)                              The Interim Sub-Advisor shall maintain separate books and detailed records of all matters pertaining to the Fund Assets advised by the Interim Sub-Advisor as required by Rule 31a-1 under the 1940 Act (other than those records being maintained by the Advisor, custodian, or transfer agent appointed by the Fund) relating to its responsibilities provided hereunder with respect to the Fund, and shall preserve such records for the periods and in a manner prescribed therefore by Rule 31a-2 under the 1940

Act (the “Fund Books and Records”).  The Fund Books and Records shall be available to the Advisor and the Board at any time upon request shall be delivered to the Trust, at the Advisor’s expense, upon the termination of this Agreement and shall be available for telecopying without delay during any day the Fund is open for business.  The Interim Sub-Advisor may retain a copy of the Fund Books and Records for its own recordkeeping purposes.

g.                                       The Interim Sub-Advisor shall provide support to the Advisor with respect to the marketing of the Fund, including but not limited to:  (i) permission to use the Interim Sub-Advisor’s name as provided in Section 5; (ii) permission to use the past performance and investment history of the Interim Sub-Advisor with respect to a composite of other funds managed by the Interim Sub-Advisor that are comparable, in investment objective and composition, to the Fund; (iii) access to the individual(s) responsible for day-to-day management of the Fund for marketing conferences, teleconferences, and other activities involving the promotion of the Fund, subject to the reasonable request of the Advisor; and (iv) permission to use biographical and historical data of the Interim Sub-Advisor and individual manager(s).

h.                                      The Interim Sub-Advisor will, in the name of the Fund, place orders for the execution of all portfolio transactions in accordance with the policies with respect thereto set forth in the Fund’s Disclosure Documents.  When placing orders with brokers and dealers, the Interim Sub-Advisor’s primary objective shall be to obtain the most favorable price and execution available for the Fund, and in placing such orders the Interim Sub-Advisor may consider a number of factors, including, without limitation, the overall direct net economic result to the Fund (including commissions, which may not be the lowest available but ordinarily should not be higher than the generally prevailing competitive range), the financial strength and stability of the broker, the efficiency with which the transaction will be effected, the ability to effect the transaction at all where a large block is involved and the availability of the broker or dealer to stand ready to execute possibly difficult transactions in the future.  Consistent with the Conduct Rules of the Financial Industry Regulatory Authority, and subject to seeking most favorable price and execution and compliance with Rule 12b-1(h) under the 1940 Act, the Interim Sub-Advisor may select brokers and dealers to execute portfolio transactions of the Fund that promote or sell shares of the Fund.  The Interim Sub-Advisor is specifically authorized, to the extent authorized by law (including, without limitation, Section 28(e) of the 1934 Act, to pay a broker or dealer who provides research services to the Interim Sub-Advisor an amount of commission for effecting a portfolio transaction in excess of the amount of commission another broker or dealer would have charged for effecting such transaction, in recognition of such additional research services rendered by the broker or dealer, but only if the Interim Sub-Advisor determines in good faith that the excess commission is reasonable in relation to the value of the brokerage and research services provided by such broker or dealer viewed in terms of the particular transaction or the Interim Sub-Advisor’s overall responsibilities with respect to discretionary accounts that it manages, and that the Fund derives or will derive a reasonable benefit from such research services.  The Interim Sub-Advisor will present a written report to the Board, at least quarterly, indicating total brokerage expenses, actual or imputed, as well as the services obtained in consideration for such expenses, broken down by broker-dealer and containing such information as the Board reasonably shall request.

i.                                          The Interim Sub-Advisor shall maintain errors and omissions insurance coverage in an appropriate amount and shall provide prior written notice to the Trust (i) of any material changes in its insurance policies or insurance coverage; or (ii) if any material claims will be made on its insurance policies related to the services provided to the Trust under this Agreement.  Furthermore, the Interim Sub-Advisor shall, upon reasonable request, provide the Trust with any information it may reasonably require concerning the amount of or scope of such insurance.

j.                                         In the event of any reorganization or other change in the Interim Sub-Advisor, its investment principals, supervisors, or members of its investment (or comparable) committee, the Interim Sub-Advisor shall give the Advisor and the Board written notice of such reorganization or change within a reasonable time (but not later than 30 days) after such reorganization or change.

k.                                      The Interim Sub-Advisor will bear its expenses of providing services to the Fund pursuant to this Agreement except such expenses as are expressly ‘undertaken by the Advisor or the Fund.

22.                               Compensation of the Interim Sub-Advisor.

a.                                      As compensation for the services to be rendered and duties undertaken hereunder by the Interim Sub-Advisor, the Advisor will pay to the Interim Sub-Advisor a monthly fee equal on an annual basis to XX% of the average daily net assets of the Fund without regard to any total expense limitation of the Fund or the Advisor.  Such fee shall be computed and accrued daily.  If the Interim Sub-Advisor serves in such capacity for less than the whole of any period specified in Section 12a, the compensation to the Interim Sub-Advisor shall be prorated.  For purposes of calculating the Interim Sub-Advisor’s fee, the daily value of the Fund Assets shall be computed by the same method as the Trust uses to compute the net asset value of the Fund for purposes of purchases and redemptions of shares thereof.

b.                                      The Interim Sub-Advisor reserves the right to waive all or a part of its fees hereunder.

23.                               Activities of the Interim Sub-Advisor.  The Interim Sub-Advisor will report to the Trust’s Board (at regular quarterly meetings and at such other times as such Board reasonably shall request, subject to the limitation on personal attendance at such meetings set forth in Section 2a) (i) information regarding any potential conflicts of interest arising by reason of its continuing provision of advisory services to the Fund and to its other accounts, and (ii) such other information as the Board shall reasonably request regarding the Fund, the Fund’s performance, the services provided by the Interim Sub-Advisor to the Fund as compared to its other accounts, and the plans and capability of the Interim Sub-Advisor with respect to providing future services to the Fund and its other accounts.  The Interim Sub-Advisor agrees to submit to the Trust a statement defining its policies with respect to the allocation of business among the Fund and its other clients.

The Interim Sub-Advisor has supplied to the Advisor and the Trust copies of its Form ADV with all exhibits and attachments thereto (including the Interim Sub-Advisor’s statement of financial condition) and will hereafter supply to the Advisor, promptly upon the preparation thereof, copies of all amendments or restatements of such document.

24.                               Representations of the Advisor and the Trust.  The Advisor represents that:  (a) the Advisor has been duly appointed by the Board to provide investment services to the Fund Assets as contemplated in this Agreement; (b) the Advisor has all necessary power and authority to execute, deliver, and perform this Agreement on behalf of the Trust, and such execution, delivery and performance will not violate any applicable law, regulation, organizational document, policy or agreement binding on the Trust or its property; (c) the Trust has the full power and authority to enter into all transactions contemplated under this Agreement, to perform its obligations under such transactions and to authorize the Advisor to procure the Interim Sub-Advisor to enter into such transactions on the Trust’s and Fund’s behalf; (d) the Advisor’s decision to appoint the Interim Sub-Advisor was made in a manner consistent with its fiduciary duties under applicable law and the governing documents, contracts, or other material agreements or instruments governing the Fund’s investment or trading activities; (e) the Advisor will deliver to the Interim Sub-Advisor a true and complete copy of the Fund’s current Disclosure Documents as effective from time to time, such other documents or instruments governing the investments of Fund Assets, and such other information as is necessary for the Interim Sub-Advisor to carry out its obligations under this Agreement; (f) the Trust is a “United States person” within the meaning of Section 7701(a)(30) of the U.S. Internal Revenue Code of 1986, as amended (the “Code”); (g) Information provided by the Advisor to the Interim Sub-Advisor pursuant to this Agreement, including but not limited to Investment Guidelines, policies, restrictions, and identifying information provided to establish accounts with the Interim Sub-Advisor is accurate and complete in every material respect, and (i) the Advisor acknowledges that various members of Russell Investments provide other services, including consulting advice and recommendations with respect to investment strategies and service providers, and that as a matter of policy, such consulting services do not include evaluations, advice or recommendations to use Russell Investments products or services.  If the Trust has or will receive such services, the Advisor represents that (i) it did not rely upon, and was not influenced by, this investment advice as the primary basis for selecting the Interim Investment Advisor to provide the services hereunder; and (ii) it will not rely on such investment advice in considering whether or not to continue the services provided hereunder.  The Advisor will promptly notify the Interim Sub-Advisor if any representation ceases to be accurate or complete in any material respect, and will provide the Interim Sub-Advisor with such other documents or certificates as the Interim Sub-Advisor may reasonably request in connection with the services.  For purposes of this Agreement, “Russell Investments” shall mean Frank Russell Company and its subsidiaries.

25.                               Use of Names.  Neither the Advisor nor the Trust shall use the name of the Interim Sub-Advisor in any prospectus, sales literature, or other material relating to the Advisor or the Trust in any manner not approved in advance by the Interim Sub-Advisor; provided, however, that the Interim Sub-Advisor will approve all uses of its name which merely refer in accurate terms to its appointment hereunder or which are required by the Securities and Exchange Commission (the “SEC”) or a state securities commission; and provided further, that in no event shall such approval be unreasonably withheld.  The Interim Sub-Advisor shall not use the name of the Advisor or the Trust in any material relating to the Interim Sub-Advisor in any manner not approved in advance by the Advisor or the Trust, as the case may be; provided, however, that the Advisor and the Trust will each approve all uses of their respective names which merely refer in accurate terms to the appointment of the Interim Sub-Advisor hereunder or which are required by the SEC or a state securities commission; and, provided further, that in no event shall such approval be unreasonably withheld.

26.                               Liability of the Interim Sub-Advisor.  The Interim Sub-Advisor shall indemnify and hold harmless the Trust and all affiliated persons thereof (within the meaning of Section 2(a)(3) of the 1940 Act) and all controlling persons (as described in Section 15 of the 1933 Act) (collectively, the “Interim Sub-Advisor Indemnitees”) against any and all direct losses, claims, damages, or liabilities (including reasonable legal and other expenses) (collectively, “Losses”) incurred by reason of or arising out of:  (a) the Interim Sub-Advisor being in material violation of any applicable federal or state law, rule or regulation or any investment policy or restriction set forth in the Fund’s Disclosure Documents or any written guidelines or instruction provided in writing by the Board, or (b) the Interim Sub-Advisor’s willful misfeasance, bad faith, or gross negligence generally in the performance of its duties hereunder; or its reckless disregard of its obligations and duties under this Agreement.

27.                               Liability of the Advisor.  The Advisor shall indemnify and hold harmless the Interim Sub-Advisor and all affiliated persons thereof (within the meaning of Section 2(a)(3) of the 1940 Act) and all controlling persons (as described in Section 15 of the 1933 Act) (collectively, the “Advisor Indemnitees”) against any and all direct Losses incurred by reason of or arising out of:  (a) the Advisor being in material violation of any applicable federal or state law, rule, or regulation, or (b) the Advisor’s willful misfeasance, bad faith, or gross negligence generally in the performance of its duties hereunder; or its reckless disregard of its obligations and duties under this Agreement.

28.                               Limitation of Trust’s Liability.  The Interim Sub-Advisor acknowledges that it has received notice of and accepts the limitations upon the Trust’s liability set forth in its Declaration of Trust.  The Interim Sub-Advisor agrees that (i) the Trust’s obligations to the Interim Sub-Advisor under this Agreement (or indirectly under the Advisory Agreement) shall be limited in any event to the Fund Assets and (ii) the Interim Sub-Advisor shall not seek satisfaction of any such obligation from the holders of shares of the Fund, other than the Advisor, nor from any Trustee, officer, employee, or agent of the Trust.

29.                               Force Majeure.  The Interim Sub-Advisor shall not be liable for delays or errors occurring by reason of circumstances beyond its control, including but not limited to acts of civil or military authority, national emergencies, work stoppages, fire, flood, catastrophe, acts of God, insurrection, war, riot, or failure of communication or power supply.  In the event of equipment breakdowns beyond its control, the Interim Sub-Advisor shall take all reasonable steps to minimize service interruptions but shall have no liability with respect thereto.

30.                               Confidentiality.  Each party expressly undertakes to protect and to preserve the confidentiality of all information and know-how made available under or in connection with this Agreement, or the parties’ activities hereunder that is either designated as being confidential, or which, by the nature of the circumstances surrounding the disclosure, ought in good faith be treated as proprietary or confidential (the “Confidential Information”).  Each party shall take reasonable security precautions, at least as great as the precautions it takes to protect its own confidential information but in any event using a reasonable standard of care, to keep confidential the Confidential Information.  Neither party shall disclose Confidential Information except:  (a) to its employees, directors, officers, legal advisors, or auditors having a need to know such Confidential Information; (b) in accordance with a judicial or other governmental order or when such disclosure is required by law, provided that prior to such disclosure the receiving party shall provide the disclosing party with written notice and shall comply with any protective order or equivalent; or (c) in accordance with a regulatory audit or inquiry, without prior notice to the disclosing party, provided that the receiving party shall obtain a confidentiality undertaking from the regulatory agency where possible.

Neither party will make use of any Confidential Information except as expressly authorized in this Agreement or as agreed to in writing between the parties.  However, the receiving party shall have no obligation to maintain the confidentiality of information that: (a) it received rightfully from another party prior to its receipt from the disclosing party; (b) the disclosing party discloses generally without any obligation of confidentiality; (c) is or subsequently becomes publicly available without the receiving party’s breach of any obligation owed the disclosing party; or (d) is independently developed by the receiving party without reliance upon or use of any Confidential Information.  Each party’s obligations under this clause shall survive for a period of three (3) years following the expiration or termination of this Agreement.

Notwithstanding anything herein to the contrary, each party to this Agreement may disclose any information with respect to the United States federal income tax treatment and tax structure (and any fact that may be relevant to understanding the purported or claimed federal income tax treatment of the transaction) of the transactions contemplated hereby.

31.                               Renewal, Termination and Amendment.

a.                                      This Agreement shall be effective as of September 1, 2015 until the effective date of a sub-advisory agreement approved by an affirmative vote of the Board in reliance on the Trust’s SEC exemptive order from certain requirements of Section 15(a) and Rule 18f-2 of the 1940 Act.

b.                                      This Agreement may be terminated at any time, without payment of any penalty, (i) by the Advisor upon not more than sixty (60) days’ nor less than thirty (30) days’ written notice delivered or mailed by registered mail, postage prepaid, to the Interim Sub-Advisor; (ii) by the Interim Sub-Advisor upon not less than sixty (60) days’ written notice delivered or mailed by registered mail, postage prepaid, to the Advisor; or (iii) by the Trust, without the payment of any penalty, upon either (y) the majority vote of the Board or (z) the affirmative vote of a majority of the outstanding voting securities of the Fund.  This Agreement shall terminate automatically in the event of its assignment.

c.                                       This Agreement may be amended at any time by the parties hereto, subject to approval by the Board and, if required by applicable SEC rules and regulations, a vote of the majority of the outstanding voting securities of the Fund affected by such change, except that the Interim Sub-Advisor may amend Schedule B (Russell Trading Practices) by written notice to the Advisor, and the Advisor may amend Schedule C (Authorized Persons) by written notice to the Interim Sub-Advisor.

d.                                      The terms “assignment,” “interested persons” and “majority of the outstanding voting securities” shall have the meaning set forth for such terms in the 1940 Act.

32.                               Severability.  If any provision of this Agreement shall become or shall be found to be invalid by a court decision, statute, rule, or otherwise, the remainder of this Agreement shall not be affected thereby.

33.                               Notice.  Any notices under this Agreement shall be in writing addressed and delivered personally (or by telecopy) or mailed postage-paid, to the other party at such address as such other party may designate in accordance with this paragraph for the receipt of such notice.  Until further notice to the other party, it is agreed that the address of the Trust and that of the Advisor for this purpose shall be 303 Broadway, Suite 1100, Cincinnati, Ohio 45202 and that the address of the Interim Sub-Advisor shall be 1301 Second Avenue, 18th Floor, Seattle, Washington 98101.

34.                               Miscellaneous.  Each party agrees to perform such further actions and execute such further documents as are necessary to effectuate the purposes hereof.  This Agreement shall be construed and enforced in accordance with and governed by the laws of the State of Ohio.  The captions in this Agreement are included for convenience only and in no way define or delimit any of the provisions hereof or otherwise affect their construction or effect.  This Agreement may be executed simultaneously in two or more counterparts, each of which shall be deemed an original, but all of which together shall constitute one and the same instrument.

35.                               Entire Agreement.  This Agreement, including the attached Schedules, constitutes the sole and entire agreement of the parties hereto with respect to the subject matter expressly set forth herein.

36.                               Authorized Persons.  A list of persons duly authorized to act on the Trust’s behalf concerning this Agreement is attached as Schedule C.

37.                               Customer Notification.  By executing this Agreement, the Advisor acknowledges receipt of Part 2 of the Interim Sub-Advisor’s Form ADV prior to signing, as required by the Advisers Act.  Otherwise, the Advisor’s rights under federal law allow termination of this contract without penalty within five (5) business days after entering into this contract.  U.S. law also requires the Interim Sub-Advisor to obtain, verify, and record information that identifies each person or entity that opens an account.  The Interim Sub-Advisor will ask for the Trust’s legal name, principal place of business address, and Taxpayer ID or other identification number, and may ask for other identifying information.

38.                               Counterparts.  This Agreement may be executed by facsimile signature and it may be executed in one or more counterparts, each of which will be deemed an original, but all of which taken together will constitute one and the same instrument.

THE REMAINDER OF THIS PAGE HAS BEEN LEFT INTENTIONALLY BLANK

IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed and delivered in their names and on their behalf by the undersigned, thereunto duly authorized, all as of the day and year first above written.

TOUCHSTONE ADVISORS, INC.

By:	/s/ Terrie Wiedenheft
Name: Terrie Wiedenheft
Title: Chief Financial Officer

By:	/s/ Jill T. McGruder
Name: Jill T. McGruder
Title: Chief Executive Officer

RUSSELL IMPLEMENTATION SERVICES INC.

By:	/s/ Danny Sobba
Name: Danny Sobba
Title: Senior Portfolio Manager

SCHEDULE A

INVESTMENT GUIDELINES

INTERIM MANAGEMENT SERVICES PROGRAM

This Schedule describes the Interim Management Services program (the “Program”) to be provided under the Agreement.  The Program includes a combination of administrative coordination, cash and transaction management, and “overlay” investment advisory services using securities and other instruments designed to keep the Fund’s assets aligned with investment policy or an otherwise specified target for a specified period.

INVESTMENT OBJECTIVE

Russell will manage the Fund to achieve returns similar to the Fund’s benchmark index based on ex ante tracking error while controlling transaction-related expenses through reduced trading.  The goal will be to manage the Fund’s risk relative to the Fund’s benchmark index, as measured by the annualized ex ante tracking error, to the Russell 3000 Value Index (“The Target”); targeting 2.0% tracking error and rebalancing the Fund if tracking error exceeds 2.25%.  The Target is determined through various risk optimization models to target the 2.0% tracking error and is also designed to mitigate and reduce other risk, but not all associated risk factors.  Russell does not conduct specific research, fundamental analysis, or have an opinion as to the quality of any specific security or investment instrument.  Should the Fund’s tracking error exceed 2.25% as measured, at a minimum, on a weekly basis, Russell will re-optimize the Fund back to the 2.0% annualized target under the limitation that any securities purchased are within the Russell 3000 Value Index’s universe.

TIMEFRAME

The expected timeframe of the interim assignment is approximately three months.  The Interim Sub-Advisor reserves the right to resign from the interim assignment by providing 30 days advanced written notice.

FEES

There will be a monthly investment management fee of 2 basis points (0.02%) based on the actual number of days which begins on September 1, 2015.  This fee will be assessed monthly.

It is understood that the above pricing is based on our agreement that the Interim Sub-Advisor will conduct the transition at the conclusion of the interim portfolio management assignment.

INTERIM MANAGEMENT SERVICES

The Interim Sub-Advisor will monitor the tracking error ☒ weekly ☐ monthly.

The Interim Sub-Advisor will rebalance, if necessary, ☒ weekly ☐ monthly when the measured portfolio tracking error exceeds 25 basis points (0.25%) from the target portfolio level tracking error outlined above.

The Interim Sub-Advisor’s interim portfolio management process utilizes various risk models and optimization techniques with the primary goal of reducing portfolio level tracking error as measured versus the specified published benchmark index.  This process further attempts to mitigate and reduce other but not all associated risk factors.  While providing interim portfolio management services, the Interim Sub-Advisor does not conduct specific research, fundamental analysis, or have an opinion as to the investment quality of any specific security or investment instrument.  While the optimization process seeks to reduce portfolio level tracking error, it does not eliminate the risk associated with security specific events.

During the interim portfolio management timeframe, the Interim Sub-Advisor will be responsible for corporate actions including proxy materials.  Unless otherwise instructed, the Interim Sub-Advisor’s default for proxy voting is to vote in line with Russell Investments Guidelines.

CONSTRAINTS

☒                                  Limit purchases to securities contained within the benchmark universe (Interim Sub-Advisor default)

☒                                  Limit purchases to not exceed the benchmark weight (Interim Sub-Advisor default)

Cash and cash equivalents should be limited to 5 % of the total portfolio value.

Will the interim assignment include the use of financial futures? ☐ Yes  ☒ No

Are any residual cash balances to be equitized? ☐ Yes  ☒ No

For multi-currency portfolios are any currency exposures to be hedged? ☐ Yes  ☒ No

If yes, please detail below:

REPORTING REQUIREMENTS

☐                                    Monthly portfolio appraisal detailing the holdings

☐                                    Monthly performance report

☐                                    Monthly risk analysis

☐                                    Monthly reconciliation of account(s) with custodian

ELIGIBLE SECURITIES AND INVESTMENTS

The Program can invest in short-term Government securities, short-term cash vehicles, and individual equity, fixed income, or other securities.

RESTRICTIONS

The Program may not:

•                                          Use futures for any purpose.

•                                          Engage in commodity transactions.

SCHEDULE B

TRADING PRACTICES

Russell Implementation Services Inc. (“Russell”) is a registered investment adviser under the Investment Advisers act of 1940, as amended, and a registered broker dealer under the Securities Exchange Act of 1934, as amended.  The following describes the terms, conditions and trading practices that apply when Russell has been engaged by a client (the “Client”) to effect transactions in securities, futures, currency, swaps and related instruments.

BEST EXECUTION.  Russell seeks “best execution” in performing all of its trading services.  Best execution is a term of art that does not have a single industry accepted definition.  Russell defines best execution as:

The process that is most likely, in Russell’s good faith judgment, to preserve the value of investment decisions within the Client’s stated investment objectives and constraints.

Best execution requires evaluation and management of probabilistic factors that cannot be predicted or controlled effectively on a trade-by-trade basis.  As such, Russell’s process is designed to minimize total expected costs and risks across the distribution of events in an investment cycle.

ORDER AGGREGATION AND ALLOCATION.  Russell may in some cases aggregate sales and purchase orders of securities and other investments for Clients with concurrent trades managed by Russell or its affiliates.  Russell is not obligated to aggregate orders, and will only do so if Russell reasonably believes such aggregation will result in an overall benefit to its Clients, taking into consideration the objective of best execution as defined above.  Aggregated orders are allocated among Russell Clients such that Clients are treated on a fair and equitable basis, and that the interests of some Clients are not placed over those of others,

SECURITIES TRANSACTIONS.  Russell effects transactions in securities including stocks and bonds as follows:

Agency Basis.  Russell acts as agent for its Clients for all transactions.  Russell may consider trades with independent broker-dealers or counterparties who are themselves acting as principal or agent, but Russell will always act in an agency capacity.  Russell may arrange agency cross-transactions where permitted and where such transactions are consistent with the overall implementation strategy.  An arranged agency cross-trade is a trade where Russell presents both sides of the trade, as agent, to an external crossing network, exchange or market place where the price is determined independently,

Broker-Dealers.  Russell has arrangements with a wide network of non-affiliated correspondent broker-dealers and counterparties (collectively, “Broker-Dealers”) and may use any one or more of such Broker-Dealers to perform execution, clearing or other services in relation to trades executed under its Client agreements.  Russell selects and evaluates Broker-Dealers for trading services based on processes designed to achieve best execution as defined above.  These due diligence processes include evaluation of several factors, including quality of execution (measured in terms of net price versus stated benchmarks), market access, technology, and ability to accommodate special transaction needs and Client service.

FUTURES TRANSACTIONS.  Russell manages futures transactions for Clients in several contexts, including Overlay Services, Transition Services and various interim portfolio management and other assignments.  The terms and strategies applied will vary depending on the type of service and the contract, investment guidelines and special restrictions established with the Client, but the following general practices apply:

Designated Brokers.  As an agent, Russell effects all futures transactions in accounts established with a clearing broker selected by agreement of Russell and the Client (the “Designated Broker”).  To establish these account(s), Russell will provide the Client with materials developed by the Designated Broker, including certain disclosure materials related to the risks of futures.  Accounts may be established either directly by the Client, or by Russell on behalf of the Client if the Client executes a Power of Attorney (in the form prescribed by the Designated Broker) authorizing Russell to execute customer agreements and establish such accounts.  Russell may also use execution-only brokers for futures transactions.  Russell manages and maintains the required give-up agreements between clearing and execution-only firms necessary to effect such transactions.

The Designated Broker is responsible for the timely payment of amounts owed to Clients and for the payment of any penalties and interest due to any default by the Designated Broker, The Client is responsible for ensuring the timely payment of any amounts owed by the Client to the Designated Broker upon instruction from Russell and for payment of any penalties and interest due to any such default on the part of the Client.

Collateral.  The Designated Broker may require Initial, variation, maintenance and other required margin in the form of monies, securities or otherwise (“Collateral”) in connection with the Client account.  As provided in the Client agreement, Russell will from time to time execute Collateral transactions and provide (or direct the Client to provide) the Designated Broker with the necessary Collateral.  The collateral will be held in an account at the Designated Broker In the name of the Client.  All interest and earnings on the Collateral belong to the Client and will be delivered to the Client on a periodic basis.

CURRENCY AND SWAP TRANSACTIONS.  Russell effects transactions in currency and swaps as follows:

Counterparty Banks and Prime Brokers.  Russell has arrangements with a wide network of non-affiliated counterparty banks and prime brokers (collectively “Counterparties”) and may use any one or more of such Counterparties to perform execution, clearing or other services in relation to trades executed under Client agreements.  Russell selects and evaluates Counterparties for trading services based on processes designed to achieve best execution.  These due diligence processes include evaluation of several factors, including creditworthiness, quality of execution (measured in terms of proximity to the contemporaneous market price), Client service, market access, technology and ability to accommodate special transaction needs.

Alternative Execution Outlets.  Russell may employ a variety of alternative execution outlets in pursuit of best execution and individual counterparty trade execution systems.

Currency and Swap Collateral.  The Counterparties may require margin in the form of monies, securities or otherwise (“OTC Collateral”) in connection with the Client account.  As provided in the Client agreement, Russell will from time to time execute OTC Collateral transactions and provide (or direct the Client to provide) the Counterparties with the necessary OTC Collateral.  All interest and earnings on the OTC Collateral belong to the Client and will be delivered to the Client on a periodic basis.

FEES AND OTHER CHARGES.  Russell fees related to securities, futures, currency, swap or other transactions, will be on terms separately agreed with the Client for the assignment and may be collected by brokers, counterparties or charged directly.  For securities transactions, brokerage fees include charges for execution, clearing or other services, if any, imposed by the Broker-Dealers, exchanges, ECN’s or other execution venues.  For futures transactions, brokerage fees Include charges imposed by the Designated Broker and, if applicable, the execution-only broker, for execution, clearing and other services, For currency transactions, trading costs and fees are generally reflected in the currency exchange rate.  For swap transactions, fees and charges are generally included in the price of the swap.  For all transactions, fees for taxes, exchange fees, settlement, prime brokerage, transfer, custodial fees and other similar items are borne by the Client.

TSF-2221-1510

STATEMENT OF ADDITIONAL INFORMATION

[•], 2015

Touchstone Variable Series Trust

303 Broadway, Suite 1100

Cincinnati, Ohio 45202

1.800.543.0407

This Statement of Additional Information (“SAI”), which is not a prospectus, supplements and should be read in conjunction with the Joint Proxy Statement/Prospectus dated [•], 2015, relating specifically to the proposed (i) transfer of all of the assets of each of Touchstone Baron Small Cap Growth Fund and Touchstone Third Avenue Value Fund (each, an “Acquired Fund”) to Touchstone Focused Fund in exchange for shares of Touchstone Focused Fund and the assumption by Touchstone Focused Fund of all of the liabilities of the Acquired Fund; and (ii) the termination of each of Acquired Fund subsequent to the distribution of shares of Touchstone Focused Fund to the Acquired Fund’s shareholders in complete liquidation of such Acquired Fund.  Each of the Acquired Funds and Touchstone Focused Fund is a series of Touchstone Variable Series Trust.

A copy of the Joint Proxy Statement/Prospectus may be obtained without charge by calling or writing to Touchstone Variable Series Trust at the telephone number or address set forth above.  Each transfer is to occur pursuant to an Agreement and Plan of Reorganization.

A. General Information	1
B. Incorporation by Reference	1
C. Pro Forma Financial Information (Unaudited)	3

i

A.                                    General Information

This SAI relates to the proposed (i) transfer of all of the assets of each of Touchstone Baron Small Cap Growth Fund and Touchstone Third Avenue Value Fund (each, an “Acquired Fund”) to Touchstone Focused Fund in exchange for shares of Touchstone Focused Fund and the assumption by Touchstone Focused Fund of all of the liabilities of the Acquired Fund; and (ii) the termination of each of Acquired Fund subsequent to the distribution of shares of Touchstone Focused Fund to the Acquired Fund’s shareholders in complete liquidation of such Acquired Fund.  Each of the Acquired Funds and Touchstone Focused Fund is a series of Touchstone Variable Series Trust.

Further information is included in the Joint Proxy Statement/Prospectus and in the documents listed below, which are incorporated by reference into this SAI.

B.                                    Incorporation by Reference

This SAI incorporates by reference the following documents:

(1)                                 Prospectus relating to the Touchstone Baron Small Cap Growth Fund dated April 30, 2015, as supplemented through the date of this SAI (previously filed on EDGAR, Accession No. 0001104659-15-029084).

(2)                                 Prospectus relating to the Touchstone Third Avenue Value Fund dated April 30, 2015, as supplemented through the date of this SAI (previously filed on EDGAR, Accession No. 0001104659-15-029084).

(3)                                 Prospectus relating to the Touchstone Focused Fund dated April 30, 2015, as supplemented through the date of this SAI (previously filed on EDGAR, Accession No. 0001104659-15-029084).

(4)                                 SAI relating to the Touchstone Baron Small Cap Growth Fund dated April 30, 2015, as supplemented through the date of this SAI (previously filed on EDGAR, Accession No. 0001104659-15-029084).

(5)                                 SAI relating to the Touchstone Third Avenue Value Fund dated April 30, 2015, as supplemented through the date of this SAI (previously filed on EDGAR, Accession No. 0001104659-15-029084).

(6)                                 SAI relating to the Touchstone Focused Fund dated April 30, 2015, as supplemented through the date of this SAI (previously filed on EDGAR, Accession No. 0001104659-15-029084).

(7)                                 Annual Report relating to the Touchstone Baron Small Cap Growth Fund for the fiscal year ended December 31, 2014 (previously filed on EDGAR, Accession No. 0001144204-15-012285).

(8)                                 Annual Report relating to the Touchstone Third Avenue Value Fund for the fiscal year ended December 31, 2014 (previously filed on EDGAR, Accession No. 0001144204-15-012285).

(9)                                 Annual Report relating to the Touchstone Focused Fund for the fiscal year ended December 31, 2014 (previously filed on EDGAR, Accession No. 0001144204-15-012285).

(10)                          Semi-Annual Report (unaudited) relating to the Touchstone Baron Small Cap Growth Fund for the six months ended June 30, 2015 (previously filed on EDGAR, Accession No. 0001144204-15-052587).

(11)                          Semi-Annual Report (unaudited) relating to the Touchstone Third Avenue Value Fund for the six months ended June 30, 2015 (previously filed on EDGAR, Accession No. 0001144204-15-052587).

1

(12)                          Semi-Annual Report (unaudited) relating to the Touchstone Focused Fund for the six months ended June 30, 2015 (previously filed on EDGAR, Accession No. 0001144204-15-052587).

2

C.                                    Pro Forma Financial Information (Unaudited)

The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganizations had been consummated.  These pro forma numbers have been estimated in good faith based on information regarding the Acquired Funds and Acquiring Fund as of June 30, 2015, using the fees and expenses information based on the 12 months ended June 30, 2015 for the Acquiring Fund and the Acquired Funds.  The unaudited pro forma financial information should be read in conjunction with the historical financial statements of the Acquired Funds and Acquiring Fund, which are available in their annual and semi-annual shareholder reports.

Narrative Description of the Pro Forma Effects of the Reorganizations

Note 1 — Reorganizations

The unaudited pro forma information has been prepared to give effect to the proposed reorganizations of the Acquired Funds into the Acquiring Fund pursuant to Agreements and Plans of Reorganization as if the Reorganizations occurred on June 30, 2015.  Each of the Funds is a series of Touchstone Variable Series Trust.

Acquired Funds	Acquiring Fund
Touchstone Baron Small Cap Growth Fund Touchstone Third Avenue Value Fund	Touchstone Focused Fund

Note 2 — Basis of Pro Forma

Each Reorganization will be accounted for as a tax-free reorganization for federal income tax purposes; therefore, no gain or loss will be recognized by the Acquiring Fund or its shareholders as a direct result of the Reorganizations.  The Acquired Funds and the Acquiring Fund are each registered open-end management investment companies.  Each Reorganization would be accomplished by the transfer of the assets and the liabilities of the applicable Acquired Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund and the distribution of such shares to the shareholders of the Acquired Fund, in complete liquidation of the Acquired Fund followed by the termination of the Acquired Fund.  The table below shows the shares that Acquired Fund shareholders would have received had the Reorganizations occurred on June 30, 2015.

Shares of Acquiring Fund Pre- Combination	Additional Shares Assumed Issued in Reorganization	Total Pro Forma Outstanding Shares Post- Combination
1,286,037	2,504,338	3,790,375

Each Reorganization will be accounted for as a tax-free reorganization for federal income tax purposes.  In accordance with U.S. generally accepted accounting principles (“U.S. GAAP”), for financial reporting purposes, the historical cost basis of the investments received from each Acquired Fund will be carried forward to align ongoing reporting of the realized and unrealized gains and losses of the surviving fund (which will be the Acquiring Fund) with amounts distributable to shareholders for tax purposes.

Fund	Net Assets	As-of Date
Touchstone Baron Small Cap Growth Fund (Acquired Fund)	$25,783,856	June 30, 2015
Touchstone Third Avenue Value Fund (Acquired Fund)	$22,925,519	June 30, 2015
Touchstone Focused Fund (Acquiring Fund)	$25,007,976	June 30, 2015
Touchstone Focused Fund (Pro Forma Combined Fund)	$73,717,351	June 30, 2015

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Note 3 — Pro Forma Expense Adjustments

The table below reflects adjustments to annual expenses made to the Pro Forma Combined Fund financial information as if the Reorganizations had been in effect on the first day of the 12-month period ended June 30, 2015 using the fees and expenses information shown in the Joint Proxy Statement/Prospectus.  The pro forma information has been derived from the books and records used in calculating daily net asset values of the Acquired Funds and Acquiring Fund and has been prepared in accordance with U.S. GAAP which require management to make estimates and assumptions that affect this information.  Percentages presented below are the increase (decrease) in expenses divided by the Pro Forma Combined Fund net assets presented in Note 2.  Actual results could differ from those estimates.  No other significant pro forma effects are expected to result from the Reorganizations.

	Fee and Expense Increase (Decrease)
Net Expense Category	Dollar Amount	Percentage
Management fees(1)	$(115,184)	(0.16)%
Professional fees(2)	$(39,217)	(0.05)%
Custody fees(2)	$(9,051)	(0.01)%
Reports to Shareholders(2)	$(12,026)	(0.02)%
Trustee Fees and Expenses(2)	$(21,936)	(0.03)%
CCO/Compliance Fees(2)	$(2,491)	(0.00	)%(4)
Pricing(2)	$(8,274)	(0.01)%
Other Expenses(2)	$(3,000)	(0.00	)%(4)
Reimbursement(3)(5)	$105,568	0.14%
Total Pro Forma Net Expense Adjustment	$(105,611)	(0.14)%

(1)                                 Reflects the impact of applying the Acquiring Fund’s management fee rates following the Reorganizations to the combined fund’s average net assets.

(2)                                 Reflects the anticipated reduction of certain duplicative expenses eliminated as a result of the Reorganizations.

(3)                                 Reflects the decrease in expense reimbursement payments the advisor would have made to the combined fund if the Reorganizations had occurred on the first day of the 12-month period ended June 30, 2015.

(4)                                 Rounds to less than (0.005%).

(5)                                 Expenses shown above do not reflect Touchstone Advisors’ potential recoupment of previously waived or reimbursed expenses of the Funds of $51,554 or 0.07% of average monthly net assets.

No significant accounting policies will change as a result of the Reorganizations, specifically policies regarding security valuation or compliance with Subchapter M of the Internal Revenue Code of 1986, as amended.  No significant changes to any existing contracts of the Acquiring Fund are expected as a result of the Reorganizations.

Note 4 — Portfolio Repositioning

Following the Reorganizations, it is estimated that the Acquiring Fund will sell approximately 100% and 85% of the securities acquired from the Touchstone Baron Small Cap Growth Fund and the Touchstone Third Avenue Value Fund, respectively.  Proceeds of securities sold generally will be utilized to increase the size of positions in securities held by the Acquiring Fund at the time of the Reorganizations.  As a result, it is expected that the Acquiring Fund’s portfolio post-Reorganization, after selling securities previously held by the Acquired Funds and reinvesting the proceeds, will resemble as nearly as possible the Acquiring Fund’s portfolio pre-Reorganization.

The portfolio repositioning related to the Acquired Funds would have resulted in realized gains of approximately $15.0 million, if the securities had been sold as of June 30, 2015.  The portfolio repositioning related to the Acquired Funds may result in a dividend and/or distribution to the Acquiring Fund’s shareholders (including former Acquired Fund shareholders who hold shares of the Acquiring Fund following the Reorganizations).  Such dividend and/or distribution would occur in 2016 following the Reorganizations and is not expected to be taxable for federal income tax purposes to Contract Owners.  In addition, the Acquiring Fund is expected to incur brokerage commissions of

4

approximately $23,000, based on average commission rates historically paid by the Acquiring Fund, in connection with the portfolio repositioning.

On August 31, 2015, the Acquiring Fund replaced its previous sub-advisor with Fort Washington Investment Advisors, Inc. (“Fort Washington”) and adopted certain changes to its investment goal, principal investment strategies and subclassification under the Investment Company Act of 1940, as amended, from a “diversified” fund to a “non-diversified” fund to allow Fort Washington to manage the Fund’s investment portfolio in accordance with its focused equity strategy.  Due to the change in the investment strategies, approximately 99% of the Acquiring Fund’s portfolio was sold prior to the Reorganizations.  The sale of the securities for the Acquiring Fund resulted in realized gains of $3.9 million when the securities were sold.  It is expected that the portfolio repositioning may result in a capital gain distribution to the Acquiring Fund’s shareholders (including former Acquired Fund shareholders who hold shares of the Acquiring Fund following the Reorganizations).

Note 5 — Reorganization Costs

Touchstone Advisors, Inc. estimates that expenses for the Reorganizations will be approximately $71,000.  These costs represent management’s estimate of professional services fees, printing costs and mailing charges related to the Reorganizations.  Touchstone Advisors, Inc. will pay the costs of the Reorganizations.

Note 6 — Accounting Survivor

The Acquiring Fund will be the accounting survivor.  The surviving fund will have the portfolio manager, portfolio composition, investment goal, expense structure and investment policies and limitations of the Acquiring Fund.

Note 7 — Capital Loss Carryforwards

As of December 31, 2014, the Acquiring Fund and the Acquired Funds have no unused capital loss carryforwards.

TSF-2221-SAI-1510

5

PART C. OTHER INFORMATION

ITEM 15. INDEMNIFICATION

Under Article V, Section 5.3 of the Declaration of Trust of Touchstone Variable Series Trust (the “Trust”), (a) subject to the exceptions and limitations contained in paragraph (b) below: (i) every person who is or has been a Trustee or officer of the Trust shall be indemnified by the Trust, to the fullest extent permitted by law (including the 1940 Act) as currently in effect or as hereinafter amended, against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof; (ii) the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the words “liability” and “expenses” shall include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities. (b) No indemnification shall be provided hereunder to a Trustee or officer: (i) against any liability to the Trust or the Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office; (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or (iii) in the event of a settlement involving a payment by a Trustee or officer or other disposition not involving a final adjudication as provided in paragraph (b)(i) or (b)(ii) above resulting in a payment by a Trustee or officer, unless there has been either a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition or by a reasonable determination, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that he did not engage in such conduct: (A) by a vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or (B) by written opinion of independent legal counsel. (c) Subject to the provisions of the 1940 Act, the Trust may maintain insurance for the protection of the Trust Property, its present or former Shareholders, Trustees, officers, employees, independent contractors and agents in such amount as the Trustees shall deem adequate to cover possible tort liability (whether or not the Trust would have the power to indemnify such Persons against such liability), and such other insurance as the Trustees in their sole judgment shall deem advisable. (d) The rights of indemnification herein provided shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a Person who has ceased to be such a Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such Person.  Nothing contained herein shall affect any rights to indemnification to which personnel other than Trustees and officers may be entitled by contract or otherwise under law. (e) Expenses of preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this Section 5.3 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 5.3, provided that either: (I) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.  As used in this Section 5.3 a “Disinterested Trustee” is one (i) who is not an “Interested Person” of the Trust (including anyone who has been exempted from being an “Interested Person” by any rule, regulation or order of the Commission), and (ii) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or had been pending.  As used in this Section 5.3, the term “independent legal counsel” means an attorney who is independent in all respects from the Trust and from the person or persons who seek indemnification hereunder and in any event means an attorney who has not been retained by or performed services for the Trust or any person to be so indemnified within the five years prior to the Initial request for indemnification pursuant hereto.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “1933 Act”), may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable.

In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction

1

the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 16.                                         EXHIBITS

(1)	CHARTER OF THE REGISTRANT

(a)

Amended and Restated Declaration of Trust is herein incorporated by reference to Exhibit (a)(1) of Post-Effective Amendment No. 28 to Registrant’s Registration Statement on Form N-1A (File No. 033-76566), filed with the SEC on April 30, 2009.

(b)

Amendment to the Declaration of Trust dated April 18, 2005 is herein incorporated by reference to Exhibit (a)(2) of Post-Effective Amendment No. 22 to Registrant’s Registration Statement on Form N-1A (File No. 033-76566), filed with the SEC on May 2, 2005.

(c)

Amendment to the Declaration of Trust dated November 28, 2005 is herein incorporated by reference to Exhibit (a)(3) of Post-Effective Amendment No. 23 to Registrant’s Registration Statement on Form N-1A (File No. 033-76566), filed with the SEC on May 1, 2006.

(d)

Amendment to the Declaration of Trust dated April 19, 2006 is herein incorporated by reference to Exhibit (a)(4) of Post-Effective Amendment No. 28 to Registrant’s Registration Statement on Form N-1A (File No. 033-76566), filed with the SEC on April 30, 2009.

(e)

Amendment to the Declaration of Trust dated August 15, 2006 is herein incorporated by reference to Exhibit (a)(5) of Post-Effective Amendment No. 28 to Registrant’s Registration Statement on Form N-1A (File No. 033-76566), filed with the SEC on April 30, 2009.

(f)

Amendment to the Declaration of Trust dated September 17, 2007 is herein incorporated by reference to Exhibit (a)(6) of Post-Effective Amendment No. 28 to Registrant’s Registration Statement on Form N-1A (File No. 033-76566), filed with the SEC on April 30, 2009.

(g)

Amendment to the Declaration of Trust dated May 1, 2008 is herein incorporated by reference to Exhibit (a)(7) of Post-Effective Amendment No. 28 to Registrant’s Registration Statement on Form N-1A (File No. 033-76566), filed with the SEC on April 30, 2009.

(2)	BY-LAWS OF THE REGISTRANT

(a)

Amended and Restated By-Laws of Touchstone Variable Series Trust (the “Trust”) dated November 21, 2002 are herein incorporated by reference to Exhibit (b)(2) of Post-Effective Amendment No. 17 to Registrant’s Registration Statement on Form N-1A (File No. 033-76566), filed with the SEC on January 31, 2003.

(3)	VOTING TRUST AGREEMENT

Not applicable.

(4)	AGREEMENT AND PLAN OF REORGANIZATION

(a)	Form of Agreement and Plan of Reorganization is filed herewith as Exhibit A to Part A of this Registration Statement.

(5)	INSTRUMENTS DEFINING RIGHTS OF SECURITY HOLDERS

Not applicable.

(6)	INVESTMENT ADVISORY CONTRACTS

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(a)(1)

Amended and Restated Investment Advisory Agreement between Touchstone Variable Series Trust and Touchstone Advisors, Inc. dated January 1, 1999 is herein incorporated by reference to Exhibit (d)(1) of Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-1A (File No. 033-76566), filed with the SEC on February 12, 1999.

(a)(2)

Amended Schedule 1 dated March 1, 2015 of the Investment Advisory Agreement between Touchstone Variable Series Trust and Touchstone Advisors, Inc. is herein incorporated by reference to Exhibit (d)(1)(ii) of Post-Effective Amendment No. 40 to Registrant’s Registration Statement on Form N-1A (File No. 033-76566), filed with the SEC on April 21, 2015.

(b)

Sub-Advisory Agreement dated January 1, 1999, as amended December 31, 2002, between Touchstone Advisors, Inc. and Fort Washington Investment Advisors, Inc. with respect to the Touchstone Active Bond Fund (f/k/a the Touchstone Core Bond Fund), is herein incorporated by reference to Exhibit (d)(2) of Post-Effective Amendment No. 35 to Registrant’s Registration Statement on Form N-1A (File No. 033-76566), filed with the SEC on April 22, 2013.

(c)

Amendment dated March 1, 2015 to Sub-Advisory Agreement dated January 1, 1999 between Touchstone Advisors, Inc. and Fort Washington Investment Advisors, Inc. with respect to the Touchstone Active Bond Fund, is herein incorporated by reference to Exhibit (d)(3) of Post-Effective Amendment No. 40 to Registrant’s Registration Statement on Form N-1A (File No. 033-76566), filed with the SEC on April 21, 2015.

(d)

Sub-Advisory Agreement dated May 1, 2002 between Touchstone Advisors, Inc. and Fort Washington Investment Advisors, Inc. with respect to the Touchstone High Yield Fund is herein incorporated by reference to Exhibit (d)(5) of Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A (File No. 033-76566), filed with the SEC on April 22, 2013.

(e)

Amendment to the Amended and Restated Investment Advisory Agreement between Touchstone Advisors, Inc. and Touchstone Variable Series Trust dated May 1, 1999 with respect to the Touchstone High Yield Fund is herein incorporated by reference to Exhibit (d)(14) of Post-Effective Amendment No. 11 to Registrant’s Registration Statement on Form N-1A (File No. 033-76566), filed with the SEC on April 30, 1999.

(f)

Amendment to the Advisory Agreement between Touchstone Advisors, Inc. and Touchstone Variable Series Trust dated December 31, 2002, is herein incorporated by reference to Exhibit (d)(26) of Post-Effective Amendment No. 17 to Registrant’s Registration Statement on Form N-1A (File No. 033-76566), filed with the SEC on January 31, 2003.

(g)

Amendment to the Advisory Agreement between Touchstone Advisors, Inc. and Touchstone Variable Series Trust with respect to the Touchstone Baron Small Cap Fund is herein incorporated by reference to Exhibit (d)(27) of Post-Effective Amendment No. 17 to Registrant’s Registration Statement on Form N-1A (File No. 033-76566), filed with the SEC on January 31, 2003.

(h)

Amendment to the Advisory Agreement between Touchstone Advisors, Inc. and Touchstone Variable Series Trust dated July 19, 2004 with respect to the Touchstone Conservative ETF Fund, Touchstone Moderate ETF Fund, and Touchstone Aggressive ETF Fund is herein incorporated by reference to Exhibit (d)(16) of Post-Effective Amendment No. 21 to Registrant’s Registration Statement on Form N-1A (File No. 033-76566), filed with the SEC on March 2, 2005.

(i)

Amendment to the Advisory Agreement between Touchstone Advisors, Inc. and Touchstone Variable Series Trust dated April 25, 2008 is herein incorporated by reference to Exhibit (d)(20) of Post-Effective Amendment No. 28 to Registrant’s Registration Statement on Form N-1A (File No. 033-76566), filed with the SEC on April 30, 2009.

(j)

Sub-Advisory Agreement between Touchstone Advisors, Inc. and Todd Asset Management LLC, dated March 1, 2013, with respect to the Touchstone Large Cap Core Equity Fund is herein incorporated by reference to Exhibit (d)(16) of Post-Effective Amendment No. 35 to Registrant’s Registration Statement on Form N-1A (File No. 033-76566), filed with the SEC on April 22, 2013.

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(k)

Sub-Advisory Agreement between Touchstone Advisors, Inc. and Todd Asset Management LLC dated March 1, 2013 with respect to the Touchstone Conservative ETF Fund, Touchstone Moderate ETF Fund, Touchstone Enhanced ETF Fund and Touchstone Aggressive ETF Fund is herein incorporated by reference to Exhibit (d)(17) of Post-Effective Amendment No. 35 to Registrant’s Registration Statement on Form N-1A (File No. 033-76566), filed with the SEC on April 22, 2013.

(l)

Amendment to the Investment Advisory Agreement between Touchstone Advisors, Inc. and Touchstone Variable Series Trust dated March 1, 2011 is herein incorporated by reference to Exhibit (d)(18) of Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A (File No. 033-76566), filed with the SEC on April 29, 2011.

(m)	Sub-Advisory Agreement dated August 31, 2015 between Touchstone Advisors, Inc. and Fort Washington Investment Advisors, Inc. with respect to the Touchstone Focused Fund is filed herewith.

(n)

Interim Sub-Advisory Agreement between Touchstone Advisors, Inc. and Russell Implementation Services, Inc. dated September 1, 2015 with respect to the Touchstone Third Avenue Value Fund is filed herewith in Exhibit D to Part A of this Registration Statement.

(o)

Interim Sub-Advisory Agreement between Touchstone Advisors, Inc. and Russell Implementation Services, Inc. dated September 10, 2015 with respect to the Touchstone Baron Small Cap Growth Fund is filed herewith in Exhibit D to Part A of this Registration Statement.

(7)	UNDERWRITING AND DISTRIBUTION CONTRACTS

(a)

Distribution Agreement between Touchstone Variable Series Trust and Touchstone Securities, Inc. (the “Distributor”) is herein incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 28 to Registrant’s Registration Statement on Form N-1A (File No. 033-76566), filed with the SEC on April 30, 2009.

(8)	BONUS OR PROFIT SHARING PLAN

(a)

Trustee Deferred Compensation Plan is herein incorporated by reference to Exhibit (f) of Post-Effective Amendment No. 30 to Registrant’s Registration Statement on Form N-1A (File No. 033-76566), filed with the SEC on April 30, 2010.

(9)	CUSTODIAN AGREEMENTS

(a)

Custodian Agreement between Brown Brothers Harriman & Co. and Touchstone Variable Series Trust dated February 25, 2008 is herein incorporated by reference to Exhibit (g)(1) of Post-Effective Amendment No. 27 to Registrant’s Registration Statement on Form N-1A (File No. 033-76566), filed with the SEC on May 1, 2008.

(10)	RULE 12B-1 PLAN AND RULE 18F-3 PLAN

Not applicable.

(11)	AN OPINION AND CONSENT OF COUNSEL (AS TO LEGALITY OF THE SECURITIES BEING REGISTERED)

(a)	Opinion of Vedder Price P.C. is filed herewith.

(12)	AN OPINION AND CONSENT OF COUNSEL (AS TO CERTAIN TAX CONSEQUENCES)

(a)

Form of Opinion of Vedder Price P.C., supporting the tax matters discussed in the Joint Proxy Statement/Prospectus (relating to reorganization of Touchstone Baron Small Cap Growth Fund into Touchstone Focused Fund), is filed herewith.

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(b)

Form of Opinion of Vedder Price P.C., supporting the tax matters discussed in the Joint Proxy Statement/Prospectus (relating to reorganization of Touchstone Third Avenue Value Fund into Touchstone Focused Fund), is filed herewith.

(13)	OTHER MATERIAL CONTRACTS OF THE REGISTRANT

(a)

Allocation Agreement for allocation of Fidelity Bond coverage dated April 1, 2011 is herein incorporated by reference to Exhibit (h)(2) of Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A (File No. 033-76566), filed with the SEC on April 29, 2011.

(b)

Amended and Restated Sub-Administration and Accounting Services Agreement between Touchstone Advisors, Inc. and BNY Mellon Investment Servicing (US) Inc. dated January 1, 2015 is herein incorporated by reference to Exhibit (h)(2)(i) of Post-Effective Amendment No. 40 to Registrant’s Registration Statement on Form N-1A (File No. 033-76566), filed with the SEC on April 21, 2015.

(c)

Amended and Restated Transfer Agency and Shareholder Services Agreement between the Registrant and BNY Mellon Investment Servicing (US) Inc. dated January 1, 2015 is herein incorporated by reference to Exhibit (h)(4)(i) of Post-Effective Amendment No. 40 to Registrant’s Registration Statement on Form N-1A (File No. 033-76566), filed with the SEC on April 21, 2015.

(d)(1)

State Filing Services Agreement between the Registrant and BNY Mellon Investment Servicing (US) Inc., dated December 5, 2011 is herein incorporated by reference to Exhibit (h)(6) of Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-76566 and 811-8416), filed with the SEC on April 27, 2012.

(d)(2)

Amendment to the State Filing Services Agreement between the Registrant and BNY Mellon Investment Servicing (US) Inc., dated April 16, 2012 is herein incorporated by reference to Exhibit (h)(7) of Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-76566 and 811-8416), filed with the SEC on April 27, 2012.

(d)(3)

Amendment to Schedule A to the State Filing Services Agreement between Registrant and BNY Mellon, dated September 6, 2012, is herein incorporated by reference to Exhibit (h)(7) of Post-Effective Amendment No. 35 to Registrant’s Registration Statement on Form N-1A (File No. 033-76566), filed with the SEC on April 22, 2013.

(e)

Administration Agreement dated January 1, 2007 is herein incorporated by reference to Exhibit (h)(7) of Post-Effective Amendment No. 26 to Registrant’s Registration Statement on Form N-1A (File No. 033-76566), filed with the SEC on May 1, 2007.

(f)

Amended Schedule, dated January 1, 2015, to the Administration Agreement with Touchstone Advisors, Inc., dated February 17, 2006, as amended January 1, 2007, is herein incorporated by reference to Exhibit (h)(7) of Post-Effective Amendment No. 40 to Registrant’s Registration Statement on Form N-1A (File No. 033-76566), filed with the SEC on April 21, 2015.

(g)(i)

Form of Expense Limitation Agreement dated April 29, 2012 is herein incorporated by reference to Exhibit (h)(9) of Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A (File No. 033-76566), filed with the SEC on April 27, 2012.

(g)(ii)

Schedule A, dated April 30, 2015, to the Expense Limitation Agreement dated April 29, 2012, is herein incorporated by reference to Exhibit (h)(8)(ii) of Post-Effective Amendment No. 40 to Registrant’s Registration Statement on Form N-1A (File No. 033-76566), filed with the SEC on April 21, 2015.

(h)

Shareholder Services Plan with respect to the Initial Class shares is herein incorporated by reference to Exhibit (13)(l) of Post-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-14 (File No. 033-149479), filed with the SEC on February 29, 2008.

(14)	CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

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(a)	Consent of Ernst & Young LLP is filed herewith.

(15)	OMITTED FINANCIAL STATEMENTS

Not applicable.

(16)	POWERS OF ATTORNEY

(a)

Power of Attorney is herein incorporated by reference to Exhibit (q) of Post-Effective Amendment No. 38 to the Registrant’s Registration Statement on Form N-1A (File No. 033-76566), filed with the SEC on April 22, 2014.

(17)	ADDITIONAL EXHIBITS

(a)

Statement of Additional Information for the Touchstone Baron Small Cap Growth Fund, the Touchstone Third Avenue Value Fund and the Touchstone Focused Fund (formerly the Touchstone Mid Cap Growth Fund) filed with the SEC on April 21, 2015 with Post-Effective Amendment No. 40 (File Nos. 002-80859 and 811-03651) and herein incorporated by reference.

(b)

Unaudited financial statements included in the Semi-Annual Report to Shareholders of the Registrant with respect to the Touchstone Baron Small Cap Growth Fund, the Touchstone Third Avenue Value Fund and the Touchstone Focused Fund (formerly the Touchstone Mid Cap Growth Fund) filed with the SEC with the Registrant’s Certified Shareholder Report on Form N-CSR on August 28, 2015 and herein incorporated by reference.

(c)

Audited financial statements included in the Annual Report to Shareholders of the Registrant with respect to the Touchstone Baron Small Cap Growth Fund, the Touchstone Third Avenue Value Fund and the Touchstone Focused Fund (formerly the Touchstone Mid Cap Growth Fund) filed with the SEC with the Registrant’s Certified Shareholder Report on Form N-CSR on February 26, 2015 and herein incorporated by reference.

(d)	Form of Proxy Card is filed herewith.

ITEM 17. UNDERTAKINGS

(1)  The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the “1933 Act”), the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)  The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)  The undersigned Registrant agrees that it shall file a final executed version of the legal opinion as to tax matters as an exhibit to the subsequent post-effective amendment to its Registration Statement on Form N-14 filed with the SEC upon the closing of the reorganizations contemplated by this Registration Statement on Form N-14.

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SIGNATURES

As required by the Securities Act of 1933, as amended, this Registration Statement on Form N-14 has been signed on behalf of the Registrant, in the City of Cincinnati and State of Ohio on the 21st day of September 2015.

TOUCHSTONE VARIABLE SERIES TRUST

By:	/s/ Jill T. McGruder
Jill T. McGruder
President

As required by the Securities Act of 1933, as amended, this Registration Statement on Form N-14 has been signed by the following persons in the capacities and on the dates indicated.

*	Trustee	September 21, 2015
Phillip R. Cox

*	Trustee	September 21, 2015
William C. Gale

*	Trustee	September 21, 2015
Susan J. Hickenlooper

*	Trustee	September 21, 2015
Kevin A. Robie

*	Trustee	September 21, 2015
Edward J. VonderBrink

/s/ Jill T. McGruder	Trustee and President	September 21, 2015
Jill T. McGruder

/s/ Terrie A. Wiedenheft	Controller and Treasurer	September 21, 2015
Terrie A. Wiedenheft

* By:	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft
(Attorney-in-Fact Pursuant to Power of Attorney)

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EXHIBIT INDEX

(6)(m)	Sub-Advisory Agreement dated August 31, 2015 between Touchstone Advisors, Inc. and Fort Washington Investment Advisors, Inc. with respect to the Touchstone Focused Fund.

(11)(a)	Opinion of Vedder Price P.C.

(12)(a)	Form of Tax Opinion of Vedder Price P.C. (relating to reorganization of Touchstone Baron Small Cap Growth Fund into Touchstone Focused Fund)

(12)(b)	Form of Tax Opinion of Vedder Price P.C. (relating to reorganization of Touchstone Third Avenue Value Fund into Touchstone Focused Fund)

(14)(a)	Consent of Ernst & Young LLP.

(17)(d)	Form of Proxy Card.

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